UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-8104
                                     -------------------------------------------

                          Touchstone Funds Group Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
--------------------------------------------------------------------------------
(Address of principal executive offices)               (Zip code)


Registrant's telephone number, including area code: (513) 878-4066
                                                     ---------------------------

Date of fiscal year end:      09/30
                          ---------------------------------
Date of reporting period:   12/31/10
                          ---------------------------------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Capital Appreciation Fund -- December 31, 2010 (Unaudited)

                                                                      MARKET
COMMON STOCKS -- 94.4%                                    SHARES      VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 23.8%
Accenture PLC - Class A                                    4,770   $    231,297
Cisco Systems, Inc.*                                      12,465        252,167
Dell, Inc.*                                               12,445        168,630
Google, Inc. - Class A*                                      435        258,377
Microsoft Corp.                                           11,820        330,014
Nokia Corp. ADR+                                          14,115        145,667
Paychex, Inc.                                              4,375        135,231
QUALCOMM, Inc.                                             3,830        189,547
--------------------------------------------------------------------------------
                                                                      1,710,930
--------------------------------------------------------------------------------

HEALTH CARE -- 17.8%
Abbott Laboratories                                        2,755        131,992
Celgene Corp.*                                             1,780        105,269
Gilead Sciences, Inc.*                                     2,735         99,117
Johnson & Johnson                                          4,260        263,481
Medtronic, Inc.                                            7,370        273,353
Patterson Cos., Inc.                                       6,835        209,356
Stryker Corp.                                              3,615        194,126
--------------------------------------------------------------------------------
                                                                      1,276,694
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 15.6%
Colgate-Palmolive Co.                                      2,210        177,618
CVS Caremark Corp.                                         7,945        276,247
PepsiCo, Inc.                                              3,645        238,128
Procter & Gamble Co. (The)                                 3,885        249,922
Wal-Mart Stores, Inc.                                      3,330        179,587
--------------------------------------------------------------------------------
                                                                      1,121,502
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 10.2%
Lowe's Cos., Inc.                                          6,495        162,895
O'Reilly Automotive, Inc.*                                 3,545        214,189
Staples, Inc.                                              8,795        200,262
Yum! Brands, Inc.                                          3,145        154,262
--------------------------------------------------------------------------------
                                                                        731,608
--------------------------------------------------------------------------------

INDUSTRIALS -- 9.7%
Danaher Corp.                                              4,080        192,454
FedEx Corp.                                                1,525        141,840
Rockwell Collins, Inc.                                     1,635         95,255
United Technologies Corp.                                  3,395        267,254
--------------------------------------------------------------------------------
                                                                        696,803
--------------------------------------------------------------------------------

ENERGY -- 7.1%
Exxon Mobil Corp.                                          3,575        261,404
Schlumberger Ltd.                                          3,025        252,588
--------------------------------------------------------------------------------
                                                                        513,992
--------------------------------------------------------------------------------

FINANCIALS -- 7.1%
Goldman Sachs Group, Inc. (The)                              840        141,254
JPMorgan Chase & Co.                                       4,920        208,706
Wells Fargo & Co.                                          5,260        163,008
--------------------------------------------------------------------------------
                                                                        512,968
--------------------------------------------------------------------------------

MATERIALS -- 3.1%
Monsanto Co.                                               3,210        223,545
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $  6,788,042
--------------------------------------------------------------------------------

INVESTMENT FUNDS --6.1%
Invesco Liquid Assets Portfolio**                        147,165        147,165
Touchstone Institutional Money Market Fund^              293,850        293,850
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $    441,015
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.5%
(Cost $6,704,800)                                                  $  7,229,057

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.5%)                         (36,737)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $  7,192,320
================================================================================

*     Non-income producing security.
+ All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2010, was $144,201.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
ADR -- American Depositary Receipt
PLC -- Public Limited Company

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION             LEVEL 1       LEVEL 2         LEVEL 3         TOTAL
--------------------------------------------------------------------------------

Common
  Stocks             $  6,788,042  $         --    $         --    $  6,788,042
Investment
  Funds                   441,015            --              --         441,015
--------------------------------------------------------------------------------
                                                                   $  7,229,057

See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Core Plus Fixed Income Fund -- December 31, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               CORPORATE BONDS -- 48.2%
               FINANCIALS -- 24.0%
$     40,000   American International Group, Inc.,
                  6.400%, 12/15/20                                 $     41,968
      30,000   Ameriprise Financial, Inc.,  5.300%,
                  3/15/20                                                31,562
      30,000   Ameriprise Financial, Inc.,  7.300%,
                  6/28/19                                                35,449
     205,000   Bank of America Corp.,  4.500%, 4/1/15                   208,349
      31,000   Bank of America Corp.,  8.000%,
                  12/31/49(a)                                            31,242
      30,000   Bank of America Corp.,  5.750%, 12/1/17                   31,219
      25,000   Bank of America Corp. MTN,  7.375%,
                  5/15/14                                                27,789
     100,000   Barclays Bank PLC,  6.750%, 5/22/19                      112,951
      75,000   Boston Properties LP,  4.125%, 5/15/21                    71,103
      80,000   Brandywine Operating Partnership LP,
                  7.500%, 5/15/15                                        87,446
      40,000   Capital One Capital V,  10.250%, 8/15/39                  42,800
      20,000   Capital One Financial Corp.,  7.375%,
                  5/23/14                                                22,759
      17,000   CB Richard Ellis Services, Inc.,
                  11.625%, 6/15/17                                       19,699
      25,000   CB Richard Ellis Services, Inc.,  144a,
                  6.625%, 10/15/20                                       25,000
      25,000   CIT Group, Inc.,  7.000%, 5/1/17                          25,062
     210,000   Citigroup, Inc.,  5.500%, 10/15/14                       226,264
      65,000   CommonWealth REIT,  5.875%, 9/15/20                       62,557
     120,000   Credit Suisse AG,  5.400%, 1/14/20                       122,553
      15,000   Developers Diversified Realty Corp.,
                  7.500%, 4/1/17                                         16,756
      15,000   Developers Diversified Realty Corp.,
                  9.625%, 3/15/16                                        17,801
     100,000   Digital Realty Trust LP,  144a, 4.500%,
                  7/15/15                                               100,616
      20,000   Digital Realty Trust LP,  5.875%, 2/1/20                  20,347
      31,000   Equinix, Inc.,  8.125%, 3/1/18                            32,395
      25,000   Fidelity National Financial, Inc.,
                  6.600%, 5/15/17                                        24,944
     120,000   Fifth Third Bancorp,  4.500%, 6/1/18                     115,650
     100,000   General Electric Capital Corp.,  2.250%,
                  11/9/15                                                96,135
      20,000   General Electric Capital Corp. MTN,
                  0.490%, 1/8/16(a)                                      18,897
      70,000   Genworth Financial, Inc.,  7.200%,
                  2/15/21                                                71,653
      25,000   Genworth Financial, Inc.,  7.700%,
                  6/15/20                                                26,458
     110,000   Glencore Funding LLC,  144a, 6.000%,
                  4/15/14                                               116,248
      45,000   Goldman Sachs Group, Inc.,  5.375%,
                  3/15/20                                                46,501
      40,000   Goldman Sachs Group, Inc. MTN,  6.000%,
                  5/1/14                                                 44,065
     120,000   Healthcare Realty Trust, Inc.,  6.500%,
                  1/17/17                                               129,414
      35,000   Host Hotels & Resorts LP, Ser O, 6.375%,
                  3/15/15                                                35,525
      75,000   Icahn Enterprises LP / Icahn Enterprises
                  Finance Corp.,  8.000%, 1/15/18                        75,000
      15,000   International Lease Finance Corp., 144a,
                  8.625%, 9/15/15                                        16,125
      25,000   Jefferies Group, Inc.,  6.250%, 1/15/36                   22,395
      25,000   Jefferies Group, Inc.,  6.875%, 4/15/21                   25,982
      65,000   Jefferies Group, Inc.,  8.500%, 7/15/19                   74,320
      85,000   JP Morgan Chase & Co.,  6.300%, 4/23/19                   96,752
      90,000   KeyCorp MTN,  3.750%, 8/13/15                             90,297
     125,000   Kilroy Realty LP,  6.625%, 6/1/20                        124,343
     140,000   KKR Group Finance Co.,  144a, 6.375%,
                  9/29/20                                               139,402
      65,000   Lazard Group LLC,  7.125%, 5/15/15                        69,992
      35,000   Lender Processing Services, Inc.,
                  8.125%, 7/1/16                                         35,875
      90,000   Liberty Mutual Group, Inc.,  144a,
                  10.750%, 6/15/58(a)                                   108,900
      20,000   Lincoln National Corp.,  8.750%, 7/1/19                   25,017
      25,000   Lincoln National Corp.,  4.300%, 6/15/15                  25,753
     215,000   Lloyds TSB Bank PLC MTN,  144a, 6.500%,
                  9/14/20                                               197,807
      40,000   Mack-Cali Realty LP,  7.750%, 8/15/19                     46,550
      50,000   Macquarie Group Ltd.,  144a, 7.625%,
                  8/13/19                                                54,508
      25,000   Macquarie Group Ltd.,  144a, 7.300%,
                  8/1/14                                                 27,301
      75,000   MetLife, Inc.,  6.750%, 6/1/16                            86,997
     105,000   MetLife, Inc.,  10.750%, 8/1/39                          140,700
     100,000   Morgan Stanley MTN,  5.625%, 9/23/19                     101,968
      75,000   NASDAQ OMX Group, Inc.,  5.550%, 1/15/20                  75,778
      20,000   National Money Mart Co.,  10.375%,
                  12/15/16                                               21,600
      45,000   National Retail Properties, Inc.,
                  6.875%, 10/15/17                                       48,481
     135,000   National Rural Utilities Cooperative
                  Finance Corp.,  10.375%, 11/1/18                      186,222
      15,000   Nationwide Mutual Insurance Co.,  144a,
                  9.375%, 8/15/39                                        17,397
      15,000   Pacific Life Insurance Co.,  144a,
                  9.250%, 6/15/39                                        19,493
      75,000   Principal Financial Group, Inc.,
                  7.875%, 5/15/14                                        86,404
     130,000   Raymond James Financial, Inc.,  8.600%,
                  8/15/19                                               154,067
      40,000   Regions Financial Corp.,  7.750%,
                  11/10/14                                               41,600
      35,000   Regions Financial Corp.,  5.750%, 6/15/15                 34,256
     110,000   Royal Bank of Scotland PLC (The),
                  5.625%, 8/24/20                                       109,362
      40,000   Senior Housing Properties Trust,
                  6.750%, 4/15/20                                        42,250
     125,000   Simon Property Group LP,  10.350%, 4/1/19                170,900
     150,000   Standard Chartered PLC,  144a, 3.850%,
                  4/27/15                                               154,435
     100,000   SunTrust Bank,  7.250%, 3/15/18                          110,879
      85,000   Tanger Properties LP,  6.125%, 6/1/20                     91,242
      40,000   Terremark Worldwide, Inc.,  12.000%,
                  6/15/17                                                45,800
     115,000   Validus Holdings Ltd.,  8.875%, 1/26/40                  122,590
      20,000   Willis North America, Inc.,  6.200%,
                  3/28/17                                                20,551
      45,000   Willis North America, Inc.,  7.000%,
                  9/29/19                                                46,902
      65,000   Zions Bancorp.,  7.750%, 9/23/14                          67,763
--------------------------------------------------------------------------------
                                                                      5,393,133
--------------------------------------------------------------------------------

               UTILITIES -- 4.5%
      30,000   AES Corp.,  7.750%, 10/15/15                              32,025
     125,000   Ameren Corp.,  8.875%, 5/15/14                           140,646
     110,000   CenterPoint Energy, Inc.,  6.500%, 5/1/18                122,476
      65,000   Copano Energy LLC / Copano Energy
                Finance Corp.,  8.125%, 3/1/16                           66,950

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Core Plus Fixed Income Fund -- December 31, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------


               CORPORATE BONDS -- 48.2% (CONTINUED)
$    100,000   Dominion Resources, Inc.,  8.875%,
                  1/15/19                                          $    129,572
      80,000   Duquesne Light Holdings, Inc.,  144a,
                  6.400%, 9/15/20                                        79,405
      25,000   El Paso Pipeline Partners Operating Co.
                  LLC,  6.500%, 4/1/20                                   26,230
      90,000   Energy Transfer Partners LP,  9.700%,
                  3/15/19                                               116,321
      10,000   MarkWest Energy Partners LP / MarkWest
                  Energy Finance Corp.,  6.750%, 11/1/20                 10,000
      65,000   Nevada Power Co.,  6.500%, 8/1/18                         75,051
      38,000   NRG Energy, Inc.,  7.250%, 2/1/14                         38,760
      45,000   Plains All American Pipeline LP,
                  8.750%, 5/1/19                                         55,845
      30,000   Plains All American Pipeline LP / PAA
                  Finance Corp.,  3.950%, 9/15/15                        30,998
       8,000   Regency Energy Partners LP / Regency
                  Energy Finance Corp.,  9.375%, 6/1/16                   8,780
      65,000   Sempra Energy,  9.800%, 2/15/19                           87,383
--------------------------------------------------------------------------------
                                                                      1,020,442
--------------------------------------------------------------------------------

               CONSUMER DISCRETIONARY -- 4.1%
      60,000   Advance Auto Parts, Inc.,  5.750%, 5/1/20                 62,678
      12,000   AMC Entertainment, Inc.,  8.750%, 6/1/19                  12,810
      45,000   AutoZone, Inc.,  4.000%, 11/15/20                         42,501
      55,000   Comcast Corp.,  6.450%, 3/15/37                           58,766
      25,000   DISH DBS Corp.,  6.625%, 10/1/14                          25,938
      20,000   Exide Technologies, Ser B,  10.500%,
                  3/15/13                                                20,275
       6,000   GameStop Corp.,  8.000%, 10/1/12                           6,135
      50,000   GeoEye, Inc.,  8.625%, 10/1/16                            52,250
      52,000   Goodyear Tire & Rubber,  10.500%, 5/15/16                 59,280
      25,000   Intelsat Subsidiary Holding Co. SA,
                  8.500%, 1/15/13                                        25,031
      40,000   Lennar Corp.,  6.950%, 6/1/18                             38,000
      75,000   NBC Universal, Inc.,  144a, 5.950%,
                  4/1/41                                                 74,992
      45,000   Nebraska Book Co., Inc.,  10.000%,
                  12/1/11                                                44,775
      30,000   NetFlix, Inc.,  8.500%, 11/15/17                          33,750
      20,000   News America, Inc.,  6.900%, 8/15/39                      22,898
      30,000   Pokagon Gaming Auth.,  144a, 10.375%,
                  6/15/14                                                31,275
      10,000   Royal Caribbean Cruises Ltd.,  6.875%,
                  12/1/13                                                10,600
       5,000   Scientific Games International, Inc.,
                  9.250%, 6/15/19                                         5,163
      10,000   Starwood Hotels & Resorts Worldwide,
                  Inc.,  7.875%, 5/1/12                                  10,650
       7,000   Starwood Hotels & Resorts Worldwide,
                  Inc.,  7.875%, 10/15/14                                 7,945
      40,000   Sun Media Corp.,  7.625%, 2/15/13                         40,100
      15,000   Tenneco, Inc.,  144a, 6.875%, 12/15/20                    15,338
      60,000   Time Warner Cable, Inc.,  5.875%,
                  11/15/40                                               59,362
      80,000   Time Warner Cable, Inc.,  8.750%, 2/14/19                101,797
      15,000   Toys R Us Property Co. I LLC,  10.750%,
                  7/15/17                                                17,100
      10,000   Videotron Ltee,  6.875%, 1/15/14                          10,125
      20,000   Wyndham Worldwide Corp.,  7.375%, 3/1/20                  21,987
--------------------------------------------------------------------------------
                                                                        911,521
--------------------------------------------------------------------------------

               ENERGY -- 3.2%
      50,000   Berry Petroleum Co.,  10.250%, 6/1/14                     57,375
      70,000   Bill Barrett Corp.,  9.875%, 7/15/16                      76,825
      35,000   BP Capital Markets PLC,  3.875%, 3/10/15                  36,102
      40,000   BP Capital Markets PLC,  4.500%, 10/1/20                  39,904
      40,000   Chesapeake Energy Corp.,  6.625%, 8/15/20                 39,400
      32,000   Comstock Resources, Inc.,  8.375%,
                  10/15/17                                               32,080
      28,000   Denbury Resources, Inc.,  8.250%, 2/15/20                 30,380
      34,000   Encore Acquisition Co.,  9.500%, 5/1/16                   37,740
      15,000   Geokinetics Holdings USA, Inc.,  9.750%,
                  12/15/14                                               14,400
      55,000   Hornbeck Offshore Services, Inc.,
                  8.000%, 9/1/17                                         56,100
      10,000   Linn Energy LLC / Linn Energy Finance
                  Corp.,  144a, 8.625%, 4/15/20                          10,775
      55,000   Nexen, Inc.,  7.500%, 7/30/39                             59,812
      65,000   Petrobras International Finance Co.,
                  7.875%, 3/15/19                                        76,841
      39,000   Plains Exploration & Production Co.,
                  7.750%, 6/15/15                                        40,657
      70,000   Pride International, Inc.,  8.500%,
                  6/15/19                                                79,625
      30,000   QEP Resources, Inc.,  6.875%, 3/1/21                      31,500
--------------------------------------------------------------------------------
                                                                        719,516
--------------------------------------------------------------------------------

               TELECOMMUNICATION SERVICES -- 2.9%
      65,000   British Telecommunications PLC,  9.875%,
                  12/15/30                                               86,634
      80,000   Cellco Partnership / Verizon Wireless
                  Capital LLC,  8.500%, 11/15/18                        104,684
      34,000   Frontier Communications Corp.,  7.875%,
                  1/15/27                                                32,640
      30,000   MetroPCS Wireless, Inc.,  6.625%,
                  11/15/20                                               28,575
      40,000   NII Capital Corp.,  8.875%, 12/15/19                      43,100
      60,000   Qwest Corp.,  8.875%, 3/15/12                             64,875
      90,000   Rogers Communications, Inc.,  7.500%,
                  3/15/15                                               106,778
      41,000   Sprint Nextel Corp.,  8.375%, 8/15/17+                    43,972
      75,000   Telecom Italia Capital SA,  7.175%,
                  6/18/19                                                80,245
      30,000   Verizon Communications, Inc.,  8.950%,
                  3/1/39                                                 42,753
      20,000   Windstream Corp.,  7.000%, 3/15/19                        19,700
--------------------------------------------------------------------------------
                                                                        653,956
--------------------------------------------------------------------------------

               INDUSTRIALS -- 2.6%
      40,000   ARAMARK Corp.,  8.500%, 2/1/15                            41,800
      10,000   ARAMARK Corp.,  5.000%, 6/1/12                            10,100
      10,000   Avis Budget Car Rental LLC / Avis Budget
                  Finance, Inc.,  9.625%, 3/15/18                        10,775
      64,000   Avis Budget Car Rental LLC / Avis Budget
                  Finance, Inc.,  7.750%, 5/15/16                        65,280
      30,000   BE Aerospace, Inc.,  6.875%, 10/1/20                      30,975
      15,000   Bombardier, Inc.,  144a, 7.750%, 3/15/20                  16,162
      45,000   Canadian Pacific Railway Co.,  7.250%,
                  5/15/19                                                53,530
      15,000   Case New Holland, Inc.,  7.750%, 9/1/13                   16,125
      45,000   FTI Consulting, Inc.,  144a, 6.750%,
                  10/1/20                                                44,663
      20,000   Kansas City Southern Railway,  13.000%,
                  12/15/13                                               23,800

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Core Plus Fixed Income Fund -- December 31, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               CORPORATE BONDS -- 48.2% (CONTINUED)
$    100,000   Meccanica Holdings USA,  144a, 6.250%,
                  7/15/19                                          $    105,725
      40,000   Pall Corp.,  5.000%, 6/15/20                              41,120
      71,000   RailAmerica, Inc.,  9.250%, 7/1/17                        78,011
      20,000   Roper Industries, Inc.,  6.250%, 9/1/19                   22,137
      20,000   SPX Corp.,  144a, 6.875%, 9/1/17                          21,250
--------------------------------------------------------------------------------
                                                                        581,453
--------------------------------------------------------------------------------

               HEALTH CARE -- 2.3%
      35,000   Biomet, Inc.,  10.000%, 10/15/17                          38,238
      70,000   Boston Scientific Corp.,  4.500%, 1/15/15                 71,471
      20,000   Boston Scientific Corp.,  6.000%, 1/15/20                 20,848
      53,000   CHS / Community Health Systems, Inc.,
                  8.875%, 7/15/15                                        55,650
      30,000   Coventry Health Care, Inc.,  6.300%,
                  8/15/14                                                31,678
      25,000   HCA, Inc.,  7.250%, 9/15/20                               26,125
      72,000   HCA, Inc.,  9.250%, 11/15/16                              76,815
      50,000   Life Technologies Corp.,  6.000%, 3/1/20                  53,557
      65,000   Mylan, Inc.,  144a, 6.000%, 11/15/18                      63,862
      20,000   Mylan, Inc.,  144a, 7.625%, 7/15/17                       21,275
      50,000   Omnicare, Inc.,  6.125%, 6/1/13                           50,250
--------------------------------------------------------------------------------
                                                                        509,769
--------------------------------------------------------------------------------

               MATERIALS -- 2.1%
      20,000   Ball Corp.,  5.750%, 5/15/21                              19,350
       5,000   Ball Corp.,  6.750%, 9/15/20                               5,250
      53,000   Clearwater Paper Corp.,  10.625%, 6/15/16                 60,552
      59,000   Domtar Corp.,  10.750%, 6/1/17                            74,340
      25,000   International Paper Co.,  9.375%, 5/15/19                 32,157
      30,000   Masco Corp.,  7.125%, 3/15/20                             31,384
      60,000   Massey Energy Co.,  6.875%, 12/15/13                      60,750
      35,000   Neenah Paper, Inc.,  7.375%, 11/15/14                     35,788
      18,000   Rock-Tenn Co.,  9.250%, 3/15/16                           19,620
      10,000   Solutia, Inc.,  7.875%, 3/15/20                           10,700
      60,000   Solutia, Inc.,  8.750%, 11/1/17                           65,700
      37,000   Steel Dynamics, Inc.,  6.750%, 4/1/15                     37,463
      30,000   Verso Paper Holdings LLC / Verso Paper,
                  Inc., Ser B,  9.125%, 8/1/14                           30,900
--------------------------------------------------------------------------------
                                                                        483,954
--------------------------------------------------------------------------------

               INFORMATION TECHNOLOGY -- 1.3%
      50,000   BMC Software, Inc.,  7.250%, 6/1/18                       57,846
      15,000   Brocade Communications Systems, Inc.,
                  6.875%, 1/15/20                                        15,975
     130,000   CC Holdings,  144a, 7.750%, 5/1/17                       142,025
      11,000   Crown Castle International Corp.,
                  9.000%, 1/15/15                                        12,127
      25,000   Stream Global Services, Inc.,  11.250%,
                  10/1/14                                                25,188
      40,000   Xerox Corp.,  6.750%, 12/15/39                            45,625
--------------------------------------------------------------------------------
                                                                        298,786
--------------------------------------------------------------------------------

               CONSUMER STAPLES -- 1.2%
      30,000   Alliance One International, Inc.,
                  10.000%, 7/15/16                                       30,750
      25,000   Altria Group, Inc.,  9.700%, 11/10/18                     32,981
      45,000   Bunge Ltd. Finance Corp.,  8.500%,
                  6/15/19                                                52,764
     127,954   CVS Pass-Through Trust,  144a, 7.507%,
                  1/10/32                                               145,386
--------------------------------------------------------------------------------
                                                                        261,881
--------------------------------------------------------------------------------

               TOTAL CORPORATE BONDS                            $    10,834,411
--------------------------------------------------------------------------------

               U.S. GOVERNMENT MORTGAGE-BACKED
                  OBLIGATIONS -- 22.0%
      41,404   FHLMC, Pool #G03871,  5.500%, 2/1/38                      44,446
     194,045   FHLMC, Pool #G02558,  6.000%, 1/1/37                     210,889
      52,195   FHLMC, Pool #G04346,  6.000%, 5/1/38                      57,020
     839,249   FHLMC Gold, Pool #A93853,  5.000%,
                  9/1/40                                                887,013
     177,131   FHLMC Gold, Pool #G01665,  5.500%,
                  3/1/34                                                190,312
      83,240   FHLMC Gold, Pool #G05888,  5.500%,
                  10/1/39                                                89,070
     177,278   FHLMC Gold, Pool #G04123,  6.000%,
                  3/1/38                                                192,223
      23,065   FHLMC Gold, Pool #G02419,  6.500%,
                  10/1/36                                                25,654
      48,765   FHLMC Gold, Pool #G03633,  6.500%,
                  12/1/37                                                54,116
       7,699   FHLMC Gold, Pool #G05680,  6.500%,
                  4/1/39                                                  8,544
     218,597   FNMA, Pool #AD8171,  3.500%, 8/1/25                      220,612
     236,000   FNMA, Pool #AE7100,  3.500%, 12/1/25                     238,176
      69,870   FNMA, Pool #AE8068,  4.000%, 12/1/40                      69,576
     102,844   FNMA, Pool #AE8073,  4.000%, 12/1/40                     102,412
      47,933   FNMA, Pool #AE9108,  5.000%, 12/1/40                      50,427
     593,077   FNMA, Pool #995023,  5.500%, 8/1/37                      637,794
     155,328   FNMA, Pool #889684,  5.500%, 8/1/37                      167,040
     207,684   FNMA, Pool #929317,  5.500%, 3/1/38                      223,083
      72,121   FNMA, Pool #831811,  6.000%, 9/1/36                       79,028
     161,070   FNMA, Pool #888222,  6.000%, 2/1/37                      175,573
     173,752   FNMA, Pool #911586,  6.000%, 4/1/37                      190,048
      12,327   FNMA, Pool #995196,  6.000%, 7/1/38                       13,436
      92,073   FNMA, Pool #995226,  6.000%, 11/1/38                     100,190
      25,061   FNMA, Pool #745875,  6.500%, 9/1/36                       27,945
      30,065   FNMA, Pool #745932,  6.500%, 11/1/36                      33,523
      30,911   FNMA, Pool #889072,  6.500%, 12/1/37                      34,380
     246,633   GNMA, Pool #783176,  4.000%, 11/15/40                    248,872
     136,529   GNMA, Pool #712690,  5.000%, 4/15/39                     145,844
     385,951   GNMA, Pool #698387,  5.000%, 7/15/39                     413,247
--------------------------------------------------------------------------------
               TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
                  OBLIGATIONS                                      $  4,930,493
--------------------------------------------------------------------------------

               COMMERCIAL MORTGAGE-BACKED SECURITIES -- 14.6%
     210,000   Banc of America Commercial Mortgage,
                  Inc., Ser 2008-1,  Class A4,  6.152%,
                  2/10/51(a)                                            225,915
      62,375   Banc of America Funding Corp., Ser
                  2004-A,  Class 2A1,  4.543%,
                  5/20/34(a)                                             61,564
     124,995   Banc of America Funding Corp., Ser
                  2005-G,  Class A3,  5.174%,
                  10/20/35(a)                                           118,693
     194,000   Bear Stearns Commercial Mortgage
                  Securities, Ser 2007-PW17,  Class
                  A4,  5.694%, 6/11/50(a)                               205,659
     155,000   Bear Stearns Commercial Mortgage
                  Securities, Ser 2007-T28,  Class A4,
                  5.742%, 9/11/42(a)                                    167,795
     146,000   Citigroup Commercial Mortgage Trust, Ser
                  2007-C6,  Class A4,  5.698%,
                  12/10/49(a) 156,070
      51,000   Commercial Mortgage Pass Through
                  Certificates, Ser 2006-C7,  Class
                  A4,  5.764%, 6/10/46(a)                                55,762

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Core Plus Fixed Income Fund -- December 31, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               COMMERCIAL MORTGAGE-BACKED SECURITIES -- 14.6%
               (CONTINUED)
$    124,000   Commercial Mortgage Pass Through
                  Certificates, Ser 2006-C7,  Class
                  AM,  5.789%, 6/10/46(a)                          $    129,071
     150,000   Commercial Mortgage Pass Through
                  Certificates, Ser 2007-C9,  Class
                  A4,  5.815%, 12/10/49(a)                              161,388
     189,000   Credit Suisse Mortgage Capital
                  Certificates, Ser 2006-C3,  Class
                  A3,  5.826%, 6/15/38(a)                               204,320
     176,000   Greenwich Capital Commercial Funding
                  Corp., Ser 2007-GG9,  Class A4,
                  5.444%, 3/10/39                                       185,430
      28,755   GSR Mortgage Loan Trust, Ser 2004-9,
                  Class 4A1,  2.915%, 8/25/34(a)                         26,238
      34,476   GSR Mortgage Loan Trust, Ser 2005-4F,
                  Class 6A1,  6.500%, 2/25/35                            35,001
      88,000   JP Morgan Chase Commercial Mortgage
                  Securities Corp., 5.872%, 4/15/45                      91,256
      80,000   JP Morgan Chase Commercial Mortgage
                  Securities Corp., Ser 2006-LDP7,
                  Class A4,  5.872%, 4/15/45(a)                          87,489
     182,000   JP Morgan Chase Commercial Mortgage
                  Securities Corp., Ser 2006-LDP9,
                  Class A3,  5.336%, 5/15/47                            188,884
     145,000   JP Morgan Chase Commercial Mortgage
                  Securities Corp., Ser 2007-CB18,
                  Class A4,  5.440%, 6/12/47                            151,950
     171,000   JP Morgan Chase Commercial Mortgage
                  Securities Corp., Ser 2007-CB20,
                  Class A4,  5.794%, 2/12/51(a)                         182,137
      73,000   JP Morgan Mortgage Trust, Ser 2005-A2,
                  Class 5A2,  4.308%, 4/25/35(a)                         72,391
      60,000   LB-UBS Commercial Mortgage Trust, Ser
                  2006-C7,  Class A3,  5.347%, 11/15/38                  63,436
     207,000   Morgan Stanley Capital I, Ser 2008-T29,
                  Class A4,  6.280%, 1/11/43(a)                         228,115
      37,214   Residential Asset Mortgage Products,
                  Inc., Ser 2004-SL1,  Class A7,
                  7.000%, 11/25/31                                       37,894
      23,528   Structured Adjustable Rate Mortgage Loan
                  Trust, Ser 2004-12,  Class 6A,
                  2.986%, 9/25/34(a)                                     21,434
      55,000   Wachovia Bank Commercial Mortgage Trust,
                  Ser 2006-C27,  Class AM,  5.795%,
                  7/15/45(a) 54,704
      96,772   Wells Fargo Mortgage Backed Securities
                  Trust, Ser 2005-AR16,  Class 7A1,
                  5.199%, 10/25/35(a)                                    95,352
      85,019   Wells Fargo Mortgage Backed Securities
                  Trust, Ser 2005-AR7,  Class 1A1,
                  5.095%, 5/25/35(a)                                     83,638
     101,346   Wells Fargo Mortgage Backed Securities
                  Trust, Ser 2005-AR8,  Class 3A2,
                  2.876%, 6/25/35(a)                                     95,645
      71,757   Wells Fargo Mortgage Backed Securities
                  Trust, Ser 2007-5,  Class 1A1,
                  5.500%, 5/25/37                                        72,611
      14,054   Wells Fargo Mortgage Backed Securities
                  Trust, Ser 2007-5,  Class 2A3,
                  5.500%, 5/25/22                                        13,883
--------------------------------------------------------------------------------

               TOTAL COMMERCIAL MORTGAGE-BACKED
                 SECURITIES                                        $  3,273,725
--------------------------------------------------------------------------------

               SOVEREIGN GOVERNMENT OBLIGATIONS -- 6.7%
      89,000   Australia Government Bond, Ser 125,
                  6.250%, 6/15/14                                        93,797
     472,000   Australia Government Bond, Ser 118,
                  6.500%, 5/15/13                                       496,998
     305,000   Canadian Treasury Bill, Ser 364,
                  0.000%, 3/17/11                                       306,132
      40,000   Corp. Andina de Fomento,  8.125%, 6/4/19                  47,103
     443,000   New Zealand Government Bond,  0.000%,
                  3/16/11                                               342,976
     137,000   United Kingdom Gilt,  5.000%, 3/7/12                     224,279
--------------------------------------------------------------------------------
               TOTAL SOVEREIGN GOVERNMENT OBLIGATIONS              $  1,511,285
--------------------------------------------------------------------------------

               U.S. TREASURY OBLIGATIONS -- 6.0%
     295,000   U.S. Treasury Note, 4.875%, 6/30/12                      314,486
     400,000   U.S. Treasury Note, 3.500%, 5/15/20                      409,752
     730,000   U.S. Treasury Note, 3.500%, 2/15/39                      629,055
--------------------------------------------------------------------------------
               TOTAL U.S. TREASURY OBLIGATIONS                     $  1,353,293
--------------------------------------------------------------------------------

               ASSET-BACKED SECURITIES -- 2.4%
     142,000   Chase Issuance Trust, Ser 2007-A17,
                  Class A,  5.120%, 10/15/14                            152,505
      10,848   Countrywide Asset-Backed Certificates,
                  Ser 2004-15,  Class AF4,  4.614%,
                  12/25/32(a)                                            10,754
      66,262   Deutsche ALT-A Securities, Inc.
                  Alternate Loan Trust, Ser 2005-1,
                  Class 2A1,  5.618%, 2/25/20(a)                         65,894
     132,000   Merrill Lynch Mortgage Trust, Ser
                  2007-C1,  Class A4,  5.826%,
                  6/12/50(a) 140,577
      69,335   Morgan Stanley Home Equity Loan Trust,
                  Ser 2007-2,  Class A1,  0.361%,
                  4/25/37(a) 64,101
     100,000   Newcastle Investment Trust, Ser
                  2010-MH1,  Class M1, 144a, 6.000%,
                  7/10/35                                                96,009
--------------------------------------------------------------------------------

               TOTAL ASSET-BACKED SECURITIES                       $    529,840
--------------------------------------------------------------------------------

                                                                      MARKET
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               INVESTMENT FUND -- 0.2%

      45,867   Invesco Liquid Assets Portfolio**                   $     45,867
--------------------------------------------------------------------------------

               TOTAL INVESTMENT SECURITIES -- 100.1%
               (Cost $22,131,376)                                  $ 22,478,914

               LIABILITIES IN EXCESS OF OTHER ASSETS --
                  (0.1%)                                                (27,794)
--------------------------------------------------------------------------------

               NET ASSETS -- 100.0%                                $ 22,451,120
================================================================================

(a) Variable rate security - the rate reflected is the rate in effect as of December 31, 2010.
+ All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2010, was $43,533.
**    Represents collateral for securities loaned.

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Core Plus Fixed Income Fund -- December 31, 2010 (Unaudited)

PORTFOLIO ABBREVIATIONS:
FNMA -- Federal National Mortgage Association
FHLMC -- Federal Home Loan Mortgage Corp.
GNMA -- Government National Mortgage Association
MTN -- Medium Term Note
PLC -- Public Limited Company
144a -- This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, these securities were valued at $1,845,374 or 8.2% of net assets.

OTHER INFORMATION:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION             LEVEL 1       LEVEL 2         LEVEL 3         TOTAL
--------------------------------------------------------------------------------

Corporate
  Bonds              $         --  $ 10,834,411    $         --    $ 10,834,411
U.S.
  Government
  Mortgage-
  Backed
  Obligations                  --     4,930,493              --       4,930,493
Commercial
Mortgage-
  Backed
  Securities                   --     3,273,725              --       3,273,725
Sovereign
  Government
  Obligations                  --     1,511,285              --       1,511,285
U.S. Treasury
  Obligations                  --     1,353,293              --       1,353,293
Asset-Backed
  Securities                   --       529,840              --         529,840
Investment
  Fund                     45,867            --              --          45,867
--------------------------------------------------------------------------------
                                                                   $ 22,478,914


                           LEVEL 1       LEVEL 2         LEVEL 3         TOTAL
================================================================================
OTHER FINANCIAL INSTRUMENTS*
Forward
  Currency
  Contracts          $         --  $     (7,401)   $         --    $     (7,401)

* Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized depreciation.

See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Core Plus Fixed Income Fund -- December 31, 2010 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                    CONTRACT TO
                         =================================================================
                                                                                             UNREALIZED
                                                                                           APPRECIATION/
           VALUE DATE             RECEIVE                          DELIVER                (DEPRECIATION)
========================================================================================================
02/11/2011 ..............AUD                    92,883       USD               91,733             2,798
02/11/2011 ..............AUD                    66,000       USD               64,520             2,651
02/11/2011 ..............AUD                   154,995       USD              154,639             3,106
01/26/2011 ..............GBP                    74,000       USD              117,279            (1,922)
02/11/2011 ..............NZD                   163,213       USD              127,972            (1,185)
02/11/2011 ..............USD                    12,875       AUD               13,169              (528)
02/11/2011 ..............USD                   299,813       AUD              300,709            (6,231)
03/07/2011 ..............USD                   315,421       AUD              319,000            (8,315)
03/07/2011 ..............USD                   170,610       AUD              174,000            (5,973)
02/18/2011 ..............USD                   238,872       GBP              148,212             7,869
02/11/2011 ..............USD                    65,351       NZD               88,000            (3,008)
02/11/2011 ..............USD                   106,529       NZD              136,000               881
02/11/2011 ..............USD                   296,905       NZD              379,044             2,456
                                                                                          -------------
                                                                                          $      (7,401)
                                                                                          =============

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Emerging Markets Equity Fund -- December 31, 2010 (Unaudited)

                                                                      MARKET
COMMON STOCKS -- 93.2%                                    SHARES      VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 22.0%
Akbank TAS (Turkey)                                      772,906   $  4,295,035
Banco Bradesco SA (Preference) (Brazil)                  235,543      4,632,819
Bank Mandiri Tbk PT (Indonesia)                        3,856,984      2,782,508
Busan Bank (South Korea)*                                232,570      2,940,681
China Overseas Land & Investment Ltd.
  (Hong Kong)                                          1,664,552      3,079,490
CIMB Group Holdings Bhd (Malaysia)                     1,291,800      3,560,986
First Pacific Co. (Hong Kong)                          4,745,529      4,273,711
Grupo Financiero Banorte SAB de CV -
  Class O (Mexico)                                       653,519      3,106,200
Industrial & Commercial Bank of China -
  Class H (China)                                      4,261,520      3,174,429
JPM Bharat Forge Ltd Pnote (Netherlands)*                160,800      1,363,285
JPM Bharat Heavy Electricals Pnote,
  Series 0005 (Netherlands)*                              29,272      1,521,175
JPM ITC Ltd Pnote, Series 000H
  (Netherlands)*                                         317,800      1,241,278
JPM Oil & Natural Gas Corp. Ltd Pnote,
  Series 000J (Netherlands)*                              40,000      1,152,365
JPM Piramal Healthcare Ltd Pnote,
  Series 0003 (Netherlands)*                              19,300        202,841
Kasikornbank PCL (Thailand)                              999,900      4,328,643
Keppel Land Ltd. (Singapore)                           1,053,960      3,942,033
Land and Houses PCL (Thailand)                        11,797,000      2,524,155
Shinhan Financial Group Co. Ltd. (South
  Korea)*                                                 59,100      2,754,771
Standard Bank Group Ltd. (South Africa)                  208,969      3,411,706
Wharf Holdings Ltd. (Hong Kong)                          582,239      4,479,453
--------------------------------------------------------------------------------
                                                                     58,767,564
--------------------------------------------------------------------------------

MATERIALS -- 16.6%
China BlueChemical Ltd. (China)                        4,568,202      3,273,580
Cia de Minas Buenaventura SA ADR (Peru)                   72,128      3,531,387
Eldorado Gold Corp. (Canada)                             294,952      5,469,402
Fresnillo PLC (United Kingdom)                           181,016      4,707,464
Gerdau SA (Preference) (Brazil)                          241,272      3,294,962
Impala Platinum Holdings Ltd. (South
  Africa)                                                105,413      3,727,820
POSCO (South Korea)                                        4,686      2,010,822
Randgold Resources Ltd. ADR (Jersey, C.I.)                48,111      3,960,979
Siam Cement PCL (Thailand)                               133,900      1,603,513
Siam Cement PCL (Non-Voting) (Thailand)                  134,200      1,518,069
Southern Copper Corp. (United States)                     59,600      2,904,904
Vale SA ADR (Brazil)+                                     88,194      3,048,867
Vale SA (Preference) (Brazil)                            104,091      3,041,213
Yamana Gold, Inc. (Canada)                               184,087      2,364,267
--------------------------------------------------------------------------------
                                                                     44,457,249
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 14.4%
Cafe de Coral Holdings Ltd. (Hong Kong)                  952,482      2,355,227
Consorcio ARA SAB de CV (Mexico)                       2,042,369      1,256,843
Daphne International Holdings Ltd. (Hong
  Kong)                                                3,482,028      3,261,265
Foschini Ltd. (South Africa)                             321,001      4,385,592
Giant Manufacturing Co. Ltd. (Taiwan)                    817,778      3,337,698
Grupo Televisa SA ADR (Mexico)*                           94,941      2,461,820
Hankook Tire Co. Ltd. (South Korea)                      158,580      4,436,439
JD Group Ltd. (South Africa)                             406,913      3,582,688
Lojas Americanas SA (Preference) (Brazil)                403,654      3,722,857
Lojas Renner SA (Brazil)                                 184,522      6,269,302
Ports Design Ltd. (Hong Kong)                          1,257,812      3,471,087
--------------------------------------------------------------------------------
                                                                     38,540,818
--------------------------------------------------------------------------------

ENERGY -- 10.6%
CNOOC Ltd. (Hong Kong)                                 1,812,240   $  4,299,314
PetroChina Co. Ltd. - Class H (China)                  1,417,796      1,853,233
Petroleo Brasileiro SA (Preference) (Brazil)             345,983      5,687,877
PTT Exploration & Production PCL
  (Thailand)                                             422,800      2,398,368
Reliance Industries Ltd. GDR 144A, (India)                66,788      3,173,766
Tenaris SA ADR (Luxembourg)+                              86,516      4,237,553
Thai Oil PCL (Thailand)                                1,476,600      3,832,939
Tupras Turkiye Petrol Rafine (Turkey)                    111,879      2,796,975
--------------------------------------------------------------------------------
                                                                     28,280,025
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 8.3%
British American Tobacco Malaysia Bhd
  (Malaysia)                                             172,400      2,515,972
Fomento Economico Mexicano SAB de CV
  ADR (Mexico)                                            28,873      1,614,578
Indofood CBP Sukses Makmur TBK PT
  (Indonesia)*                                               500            259
Kimberly-Clark de Mexico SAB de CV -
  Class A (Mexico)                                       511,008      3,117,770
Massmart Holdings Ltd. (South Africa)                    193,213      4,302,747
SABMiller PLC (United Kingdom)                            94,202      3,314,129
Tingyi Cayman Islands Holding Corp.
  (China)                                              1,577,515      4,038,770
Wal-Mart de Mexico SAB de CV (Mexico)                  1,118,966      3,197,434
--------------------------------------------------------------------------------
                                                                     22,101,659
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 8.0%
ASM Pacific Technology Ltd. (Hong Kong)                  384,919      4,865,466
Infosys Technologies Ltd. ADR (India)                     50,833      3,867,374
Samsung Electronics Co. Ltd. (South Korea)                 3,566      2,981,878
Taiwan Semiconductor Manufacturing Co.
  Ltd. (Taiwan)                                        1,737,000      4,229,829
VTech Holdings Ltd. (Hong Kong)+                         452,295      5,321,426
--------------------------------------------------------------------------------
                                                                     21,265,973
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 4.4%
America Movil SAB de CV, Series L ADR
  (Mexico)                                                56,980      3,267,233
MTN Group Ltd. (South Africa)                            170,990      3,489,104
Telekomunikasi Indonesia Tbk PT
  (Indonesia)                                          2,727,270      2,406,415
Turkcell Iletisim Hizmet AS (Turkey)                     379,794      2,595,095
--------------------------------------------------------------------------------
                                                                     11,757,847
--------------------------------------------------------------------------------

INDUSTRIALS -- 4.3%
All America Latina Logistica SA (Brazil)                 356,805      3,224,142
Trakya Cam Sanayi AS (Turkey)*                         1,841,480      3,792,685
Weichai Power Co. Ltd. - Class H (China)                 702,840      4,326,741
--------------------------------------------------------------------------------
                                                                     11,343,568
--------------------------------------------------------------------------------

UTILITIES -- 3.5%
Cez AS (Czech Republic)                                   81,338      3,398,116
Cia Energetica de Minas Gerais (Preference)
  (Brazil)                                               178,053      2,864,937
Enersis SA (Chile)                                     6,795,223      3,156,875
--------------------------------------------------------------------------------
                                                                      9,419,928
--------------------------------------------------------------------------------
HEALTH CARE -- 1.1%
Teva Pharmaceutical Industries Ltd. ADR
  (Israel)                                                56,989      2,970,837
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $248,905,468
--------------------------------------------------------------------------------

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Emerging Markets Equity Fund -- December 31, 2010 (Unaudited)

                                                                      MARKET
INVESTMENT FUNDS --7.8%                                   SHARES      VALUE
--------------------------------------------------------------------------------
Invesco Liquid Assets Portfolio**                      5,005,088   $  5,005,088
Touchstone Institutional Money Market
Fund^                                                 15,929,041     15,929,041
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                             $ 20,934,129
--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                        RIGHTS
--------------------------------------------------------------------------------
RIGHTS - 0.0%
FINANCIALS - 0.0%
Banco Bradesco SA, expiring 1/31/11*                       3,556   $     18,401
--------------------------------------------------------------------------------
                                                       NUMBER OF
                                                        WARRANTS
--------------------------------------------------------------------------------
WARRANTS - 4.7%
FINANCIALS - 4.7%
Credit Suisse/Nassau, expiring 11/18/11*                  32,700      1,699,318
Credit Suisse/Nassau, expiring 9/15/14*                   78,168      2,251,952
Credit Suisse/Nassau, expiring 9/15/14*                  592,372      2,313,715
CS Bharat Forge LTD/Nassau,
expiring 6/24/13*                                        287,216      2,435,057
JP Morgan Structured Products BV,
expiring 9/9/14*                                         483,600      3,880,480
--------------------------------------------------------------------------------
TOTAL WARRANTS                                                     $ 12,580,522
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 105.7%
(Cost $256,554,715)                                                $282,438,520

LIABILITIES IN EXCESS OF OTHER ASSETS -- (5.7%)                     (15,208,113)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $267,230,407
================================================================================

*     Non-income producing security.
+ All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2010, was $4,876,021.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt
PLC -- Public Limited Company
144a -- This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, these securities were valued at $3,173,766 or 1.2% of net assets.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION             LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------

Common
  Stocks             $248,905,468   $         --   $         --    $248,905,468
Investment
  Funds                20,934,129             --             --      20,934,129
Warrants               12,580,522             --             --      12,580,522
Rights                         --         18,401             --          18,401
--------------------------------------------------------------------------------
                                                                   $282,438,520

See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Focused Equity Fund -- December 31, 2010 (Unaudited)

                                                                      MARKET
COMMON STOCKS -- 96.4%                                    SHARES      VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 25.6%
Allstate Corp.                                            13,176  $     420,051
Bank of America Corp.                                     44,928        599,340
Barclays PLC ADR                                          10,585        174,864
Fidelity National Financial, Inc. - Class A               26,301        359,798
Goldman Sachs Group, Inc. (The)                            2,473        415,860
SEI Investments Co.                                        9,331        221,984
--------------------------------------------------------------------------------
                                                                      2,191,897
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 16.1%
Arrow Electronics, Inc.*                                   9,869        338,013
Dell, Inc.*                                               18,899        256,082
Hewlett-Packard Co.                                        8,494        357,597
Nokia Corp. ADR+                                          41,424        427,496
--------------------------------------------------------------------------------
                                                                      1,379,188
--------------------------------------------------------------------------------

HEALTH CARE -- 14.8%
Baxter International, Inc.                                 4,312        218,273
Genzyme Corp.*                                               594         42,293
Omnicare, Inc.                                            10,556        268,017
UnitedHealth Group, Inc.                                   8,195        295,921
WellPoint, Inc.*                                           7,815        444,361
--------------------------------------------------------------------------------
                                                                      1,268,865
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 12.7%
Comcast Corp. - Class A                                    9,090        199,707
DineEquity, Inc.*                                          1,672         82,563
International Speedway Corp. - Class A                     6,444        168,640
JC Penney Co., Inc.                                        2,718         87,819
Skechers U.S.A., Inc. - Class A*                          10,085        201,700
Time Warner Cable, Inc.                                    5,296        349,695
--------------------------------------------------------------------------------
                                                                      1,090,124
--------------------------------------------------------------------------------

ENERGY -- 8.9%
EnCana Corp.                                              13,588        395,682
Hess Corp.                                                 1,877        143,666
Noble Corp.                                                6,301        225,387
--------------------------------------------------------------------------------
                                                                        764,735
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 7.3%
CVS Caremark Corp.                                         6,987        242,938
Heineken NV ADR                                            6,621        162,744
Kraft Foods, Inc. - Class A                                6,926        218,238
--------------------------------------------------------------------------------
                                                                        623,920
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 4.2%
Deutsche Telekom AG ADR                                    7,953        101,798
Telus Corp. - Class A                                      5,962        259,705
--------------------------------------------------------------------------------
                                                                        361,503
--------------------------------------------------------------------------------

INDUSTRIALS -- 3.4%
AGCO Corp.*                                                  701         35,513
RailAmerica, Inc.*                                        20,167        261,162
--------------------------------------------------------------------------------
                                                                        296,675
--------------------------------------------------------------------------------

MATERIALS -- 3.4%
Cemex SAB de CV ADR*                                      27,067        289,888
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $  8,266,795
--------------------------------------------------------------------------------

INVESTMENT FUNDS --8.9%
Invesco Liquid Assets Portfolio**                        445,986        445,986
Touchstone Institutional Money Market Fund^              317,863        317,863
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $    763,849
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 105.3%
(Cost $8,660,371)                                                  $  9,030,644

LIABILITIES IN EXCESS OF OTHER ASSETS -- (5.3%)                        (455,898)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $  8,574,746
================================================================================

*     Non-income producing security.
+ All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2010, was $423,213.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
ADR -- American Depositary Receipt
LC -- Public Limited Company

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION             LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------

Common
  Stocks             $  8,266,795  $         --    $         --    $  8,266,795
Investment
  Funds                   763,849            --              --         763,849
--------------------------------------------------------------------------------
                                                                   $  9,030,644

See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Global Equity Fund -- December 31, 2010 (Unaudited)

                                                                      MARKET
PREFERRED STOCK -- 1.1%                                   SHARES      VALUE
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 1.1%
Henkel AG & Co. KGaA (Germany)                               825   $     51,303
--------------------------------------------------------------------------------

COMMON STOCKS -- 97.2%
--------------------------------------------------------------------------------

MATERIALS -- 22.3%
Agnico-Eagle Mines Ltd. (Canada)                           1,652        126,708
CF Industries Holdings, Inc. (United States)               1,170        158,126
Fresnillo PLC (United Kingdom)                             3,598         93,569
Goldcorp, Inc. (Canada)                                    1,328         61,061
Monsanto Co. (United States)                               1,291         89,905
Newmont Mining Corp. (United States)                         890         54,673
Symrise AG (Germany)                                       2,581         70,791
Syngenta AG (Switzerland)                                    577        168,780
Yamana Gold, Inc. (Canada)                                 9,846        126,029
Yara International ASA (Norway)                            1,256         72,647
--------------------------------------------------------------------------------
                                                                      1,022,289
--------------------------------------------------------------------------------

INDUSTRIALS -- 19.6%
Ansaldo STS SpA (Italy)                                    7,876        112,825
Central Japan Railway Co. (Japan)                             14        117,256
Cia de Concessoes Rodoviarias (Brazil)                     3,000         84,759
Doosan Heavy Industries and Construction
  Co. Ltd. (South Korea)*                                    771         58,289
G4S PLC (United Kingdom)                                  15,378         61,042
Invensys PLC (United Kingdom)                             18,479        102,047
Japan Steel Works Ltd. (Japan)                             7,600         79,379
Kansas City Southern (United States)*                      2,166        103,665
Mills Estruturas e Servicos de Engenharia SA
  (Brazil)                                                 3,800         47,157
Shaw Group, Inc. (United States)*                          3,891        133,189
--------------------------------------------------------------------------------
                                                                        899,608
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 13.1%
Australian Agricultural Co. Ltd. (Australia)*             46,702         68,068
Carlsberg A/S - Class B (Denmark)                            836         83,704
Cott Corp. (Canada)*                                       7,473         67,332
Foster's Group Ltd. (Australia)                           17,408        101,132
Koninklijke Ahold NV (Netherlands)                         6,945         91,655
Sara Lee Corp. (United States)                             8,542        149,570
Thai Beverage PCL (Thailand)                             162,000         35,976
--------------------------------------------------------------------------------
                                                                        597,437
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 10.2%
Bezeq Israeli Telecommunication Corp. Ltd.
  (Israel)                                                39,692        121,028
Hutchison Telecommunications Hong Kong
  Holdings Ltd. (Hong Kong)                              416,000        127,377
Mobile Telesystems OJSC ADR (Russia)                       4,055         84,628
SK Telecom Co. Ltd. ADR (South Korea)                      4,133         76,998
Swisscom AG (Switzerland)                                    125         54,960
--------------------------------------------------------------------------------
                                                                        464,991
--------------------------------------------------------------------------------

HEALTH CARE -- 9.1%
Bayer AG (Germany)                                           850         62,813
Bristol-Myers Squibb Co. (United States)                   3,596         95,222
Novartis AG (Switzerland)                                  1,333         78,341
Sanofi-Aventis SA (France)                                 1,359         86,897
Varian Medical Systems, Inc. (United States)*              1,366         94,636
--------------------------------------------------------------------------------
                                                                        417,909
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 8.1%
Genting Bhd (Malaysia)                                    38,500        139,591
Television Broadcasts Ltd. (Hong Kong)                    27,000        145,893
TomTom NV (Netherlands)*                                   7,993         84,274
--------------------------------------------------------------------------------
                                                                        369,758
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 7.7%
Check Point Software Technologies Ltd.
  (Israel)*                                                2,455        113,568
Nokia OYJ (Finland)                                        9,673        100,047
Yahoo! Japan Corp. (Japan)                                   352        136,569
--------------------------------------------------------------------------------
                                                                        350,184
--------------------------------------------------------------------------------

FINANCIALS -- 3.7%
Bank of Yokohama Ltd. (The) (Japan)                       20,000        103,707
F&C Asset Management PLC (United
  Kingdom)                                                 5,642          7,389
Kinnevik Investment AB - Class B (Sweden)                  2,848         58,013
--------------------------------------------------------------------------------
                                                                        169,109
--------------------------------------------------------------------------------

ENERGY -- 3.4%
Cairn Energy PLC (United Kingdom)*                        11,587         75,874
PA Resources AB (Sweden)*                                 73,267         81,703
--------------------------------------------------------------------------------
                                                                        157,577
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $  4,448,862
--------------------------------------------------------------------------------

INVESTMENT FUND -- 1.7%
Touchstone Institutional Money Market Fund^               79,423   $     79,423
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $3,927,014)                                                  $  4,579,588

LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0%                              (703)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $  4,578,885
================================================================================

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
ADR -- American Depositary Receipt
PLC -- Public Limited Company

OTHER INFORMATION:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION             LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------

Common
  Stocks             $  4,448,862  $         --    $         --    $  4,448,862
Investment
  Fund                     79,423            --              --          79,423
Preferred Stock            51,303            --              --          51,303
--------------------------------------------------------------------------------
                                                                   $  4,579,588

See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Global Real Estate Fund -- December 31, 2010 (Unaudited)

                                                                      MARKET
COMMON STOCKS -- 99.3%                                    SHARES      VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 99.3%
Advance Residence Investment Corp. REIT
  (Japan)*                                                    14   $     31,349
Alexandria Real Estate Equities, Inc. REIT
  (United States)+                                           410         30,037
Allgreen Properties Ltd. (Singapore)                      34,000         31,262
Alstria Office REIT-AG (Germany)                           2,359         33,099
AMB Property Corp. REIT (United States)                    1,390         44,077
Apartment Investment & Management Co. -
  Class A REIT (United States)                             1,350         34,884
AvalonBay Communities, Inc. REIT (United
  States)                                                    770         86,663
BioMed Realty Trust, Inc. REIT (United
  States)                                                  2,430         45,319
Boston Properties, Inc. REIT (United States)               1,035         89,114
British Land Co. PLC REIT (United
  Kingdom)                                                 8,662         70,833
Brookfield Properties Corp. (United States)                2,110         36,988
Camden Property Trust REIT (United States)                 1,005         54,250
Canadian Apartment Properties REIT
  (Canada)                                                 2,114         36,442
Canadian Real Estate Investment Trust REIT
  (Canada)                                                 1,214         37,911
CapitaLand Ltd. (Singapore)                               27,300         78,921
CapitaMall Trust REIT (Singapore)                         29,600         44,976
CBL & Associates Properties, Inc. REIT
  (United States)                                          2,480         43,400
CFS Retail Property Trust REIT (Australia)                39,310         70,763
China Overseas Land & Investment Ltd.
  (Hong Kong)                                             40,600         75,112
China Resources Land Ltd. (Hong Kong)                     21,730         39,698
City Developments Ltd. (Singapore)                         2,500         24,467
Citycon OYJ (Finland)                                      6,205         25,539
Cofinimmo REIT (Belgium)                                     114         14,839
Commonwealth Property Office Fund REIT
  (Australia)                                             35,230         29,908
Corio NV REIT (Netherlands)                                  680         43,630
Derwent London PLC REIT (United
  Kingdom)                                                 1,830         44,538
Developers Diversified Realty Corp. REIT
  (United States)                                          3,200         45,088
Development Securities PLC (United
  Kingdom)                                                 4,150         14,558
DiamondRock Hospitality Co. REIT (United
  States)*                                                 3,580         42,960
Digital Realty Trust, Inc. REIT (United
  States)+                                                   723         37,263
Douglas Emmett, Inc. REIT (United States)                  2,030         33,698
Equity Residential REIT (United States)                    1,655         85,977
Eurocommercial Properties NV REIT
  (Netherlands)                                            1,235         56,846
Extendicare Real Estate Investment
  Trust REIT (Canada)                                      2,520         23,266
First Industrial Realty Trust, Inc. REIT
  (United States)*                                         3,155         27,638
Fortune Real Estate Investment Trust REIT
  (Singapore)                                             78,000         40,140
Franshion Properties China Ltd. (Hong Kong)               74,000         22,278
General Growth Properties, Inc. REIT (United
  States)                                                  3,590         55,573
Global Logistic Properties Ltd. (Singapore)*              31,250         52,597
Goodman Group REIT (Australia)                           121,280         80,629
GPT Group REIT (Australia)                                17,238         51,835
Great Portland Estates PLC REIT (United
  Kingdom)                                                 5,210         29,307
Hammerson PLC REIT (United Kingdom)                        4,347         28,275
Hang Lung Properties Ltd. (Hong Kong)                      5,000         23,383
HCP, Inc. REIT (United States)                             2,690         98,965
Health Care REIT, Inc. (United States)                     1,280         60,979
Helical Bar PLC (United Kingdom)                           4,050         17,996
Hongkong Land Holdings Ltd. (Hong Kong)                   11,165         80,611
Host Hotels & Resorts, Inc. REIT (United
  States)                                                  4,623         82,613
Hufvudstaden AB - Class A (Sweden)                         2,310         26,979
Hysan Development Co. Ltd. (Hong Kong)                     8,900         41,908
Japan Prime Realty Investment Corp. REIT
  (Japan)                                                     15         46,188
Kerry Properties Ltd. (Hong Kong)                          6,230         32,461
Kilroy Realty Corp. REIT (United States)                     660         24,070
Kimco Realty Corp. REIT (United States)                    4,375         78,925
Klepierre REIT (France)                                    1,219         43,974
Land Securities Group PLC REIT (United
  Kingdom)                                                 5,490         57,691
LaSalle Hotel Properties REIT (United States)              1,410         37,224
Macerich Co. REIT (United States)                          1,314         62,244
Mapletree Logistics Trust REIT (Singapore)                17,000         12,783
Mirvac Group REIT (Australia)                             25,900         32,451
Mitsubishi Estate Co., Ltd. (Japan)                        3,900         72,341
Mitsui Fudosan Co., Ltd. (Japan)                           4,800         95,716
Morguard Real Estate Investment Trust REIT
  (Canada)                                                 2,351         34,781
Nationwide Health Properties, Inc. REIT
  (United States)                                          1,060         38,563
Nippon Building Fund, Inc. REIT (Japan)                        6         61,559
Nomura Real Estate Office Fund, Inc. REIT
  (Japan)                                                      7         50,523
Pennsylvania Real Estate Investment
  Trust REIT (United States)                               2,530         36,761
Post Properties, Inc. REIT (United States)                 1,090         39,567
ProLogis REIT (United States)                              6,682         96,488
PSP Swiss Property AG (Switzerland)*                         312         25,027
Public Storage REIT (United States)                          725         73,530
Regency Centers Corp. REIT (United States)                 1,815         76,666
RioCan Real Estate Investment Trust REIT
  (Canada)                                                 1,574         34,827
Segro PLC REIT (United Kingdom)                            3,055         13,641
Shenzhen Investment Ltd. (Hong Kong)                      89,170         31,089
Shimao Property Holdings Ltd. (Hong Kong)                 14,010         21,161
Shui On Land Ltd. (China)                                 40,500         19,487
Simon Property Group, Inc. REIT (United
  States)                                                  1,766        175,699
SL Green Realty Corp. REIT (United States)                   590         39,831
Societe de la Tour Eiffel REIT (France)                       82          6,352
Sumitomo Realty & Development Co., Ltd.
  (Japan)                                                  1,675         40,003
Sun Hung Kai Properties Ltd. (Hong Kong)                  14,380        238,840
Sunstone Hotel Investors, Inc. REIT (United
  States)*                                                 2,860         29,544
UDR, Inc. REIT (United States)                             2,055         48,334
Unibail-Rodamco SE REIT (France)                             664        131,321
Vastned Retail NV REIT (Netherlands)                         354         24,589
Ventas, Inc. REIT (United States)                            895         46,970
Vornado Realty Trust REIT (United States)                  1,220        101,663
Weingarten Realty Investors REIT (United
  States)                                                  2,440         57,974
Westfield Group REIT (Australia)                          15,220        149,132
Wharf Holdings Ltd. (Hong Kong)                            7,450         57,317
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                $  4,756,688
--------------------------------------------------------------------------------

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Global Real Estate Fund -- December 31, 2010 (Unaudited)

                                                                      MARKET
INVESTMENT FUND -- 0.8%                                   SHARES      VALUE
--------------------------------------------------------------------------------

Invesco Liquid Assets Portfolio**                         37,011   $     37,011
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.1%
(Cost $4,403,926)                                                  $  4,793,699

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)                          (2,735)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $  4,790,964
================================================================================

*     Non-income producing security.
+ All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2010, was $36,319.
**    Represents collateral for securities loaned.

PORTFOLIO ABBREVIATIONS:
PLC -- Public Limited Company
REIT -- Real Estate Investment Trust


OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION             LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------

Common
  Stocks             $  4,711,712  $     44,976    $         --    $  4,756,688
Investment
   Fund                    37,011            --              --          37,011
--------------------------------------------------------------------------------
                                                                   $  4,793,699

                        LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
================================================================================
OTHER FINANCIAL INSTRUMENTS*
Forward
  Currency
  Contracts          $         --  $          8    $         --    $          8

* Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation.

See accompanying Notes to Portfolios of Investments.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                    CONTRACT TO
                         =================================================================
                                                                                             UNREALIZED
                                                                                           APPRECIATION/
           VALUE DATE             RECEIVE                          DELIVER                (DEPRECIATION)
========================================================================================================
01/06/2011 ..............AUD                 9,640           USD             9,867                  (10)
01/06/2011 ..............AUD                 9,761           USD             9,991                  (10)
01/06/2011 ..............AUD                 8,991           USD             9,203                   (9)
01/06/2011 ..............AUD                 9,101           USD             9,315                   (9)
01/05/2011 ..............GBP                 7,383           USD            11,387                  124
01/06/2011 ..............GBP                 4,213           USD             6,561                    7
01/06/2011 ..............JPY             2,754,784           USD            33,704                  227
01/06/2011 ..............USD                37,286           AUD            36,429                   37
01/04/2011 ..............USD                 5,624           EUR             4,229                  (28)
01/05/2011 ..............USD                 2,088           EUR             1,564                   (2)
01/06/2011 ..............USD                30,749           JPY         2,513,213                 (207)
01/05/2011 ..............USD                11,395           NOK            67,223                 (125)
01/05/2011 ..............USD                14,182           SGD            18,184                   13
                                                                                          -------------
                                                                                          $           8
                                                                                          =============

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Healthcare and Biotechnology Fund -- December 31, 2010 (Unaudited)

                                                                      MARKET
COMMON STOCKS -- 93.4%                                    SHARES      VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 93.4%
Abbott Laboratories                                       10,630   $    509,283
Aetna, Inc.                                               12,440        379,544
Alexion Pharmaceuticals, Inc.*                             9,720        782,946
Allergan, Inc.                                            12,120        832,280
Amarin Corp. PLC ADR*                                     17,540        144,003
AMERIGROUP Corp.*                                         16,770        736,539
AmerisourceBergen Corp.                                   13,400        457,208
Ardea Biosciences, Inc.*+                                  4,180        108,680
Baxter International, Inc.                                 5,000        253,100
Bayer AG ADR                                               6,970        511,319
Bruker Corp.*                                             21,070        349,762
Cephalon, Inc.*                                            2,780        171,582
Cepheid, Inc.*                                            11,390        259,123
Cerner Corp.*                                              1,820        172,427
Charles River Laboratories International, Inc.*           28,530      1,013,956
Chemed Corp.                                               8,780        557,618
Cooper Cos., Inc. (The)                                   13,270        747,632
DaVita, Inc.*                                              5,450        378,721
Edwards Lifesciences Corp.*                                1,150         92,966
Emergency Medical Services Corp. - Class A*                8,200        529,802
Exelixis, Inc.*                                           14,410        118,306
Express Scripts, Inc.*                                    18,210        984,251
Healthsouth Corp.*                                        13,790        285,591
Henry Schein, Inc.*                                        7,930        486,823
Hospira, Inc.*                                            18,970      1,056,439
Intuitive Surgical, Inc.*                                  2,400        618,600
Laboratory Corp. of America Holdings*                      8,960        787,763
McKesson Corp.                                            10,980        772,772
Mednax, Inc.*                                              4,170        280,599
Onyx Pharmaceuticals, Inc.*                                6,940        255,878
Perrigo Co.                                                4,040        255,853
Pfizer, Inc.                                              87,679      1,535,259
Pharmasset, Inc.*                                          3,460        150,199
Quality Systems, Inc.+                                     3,620        252,748
Shire PLC ADR                                             11,780        852,636
Thermo Fisher Scientific, Inc.*                           12,190        674,839
United Therapeutics Corp.*                                 7,860        496,909
UnitedHealth Group, Inc.                                  21,450        774,560
Universal Health Services, Inc. - Class B                 19,010        825,414
Varian Medical Systems, Inc.*                             13,240        917,267
Volcano Corp.*                                             5,340        145,835
Waters Corp.*                                              5,180        402,538
Watson Pharmaceuticals, Inc.*                             21,290      1,099,629
WellPoint, Inc.*                                           7,890        448,625
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                               $  23,467,824
--------------------------------------------------------------------------------


                                                                      MARKET
FOREIGN COMMON STOCKS -- 6.2%                             SHARES      VALUE
--------------------------------------------------------------------------------
HEALTH CARE -- 6.2%
QLT, Inc. *                                               45,570        334,028
Valeant Pharmaceuticals International, Inc. +             43,346      1,226,258
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS                                        $  1,560,286
--------------------------------------------------------------------------------

                                                                      MARKET
INVESTMENT FUNDS --7.4%                                   SHARES      VALUE
--------------------------------------------------------------------------------
Invesco Liquid Assets Portfolio**                      1,598,152      1,598,152
Touchstone Institutional Money Market Fund^              256,603        256,603
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                             $  1,854,755
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 107.0%
(Cost $23,010,040)                                                 $ 26,882,865

LIABILITIES IN EXCESS OF OTHER ASSETS -- (7.0%)                      (1,769,249)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 25,113,616
================================================================================

*     Non-income producing security.
+ All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2010, was $1,564,976.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
ADR -- American Depositary Receipt
PLC -- Public Limited Company

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION             LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------

Common
  Stocks             $ 25,028,110  $         --    $         --    $ 25,028,110
Investment
  Funds                 1,854,755            --              --       1,854,755
--------------------------------------------------------------------------------
                                                                   $ 26,882,865

See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Intermediate Fixed Income Fund -- December 31, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               CORPORATE BONDS -- 50.3%
               FINANCIALS -- 22.3%
$     75,000   ACE Ina Holdings, Inc.,  5.700%, 2/15/17            $     82,236
     370,000   Allstate Life Global Funding Trusts,  5.375%,
                  4/30/13                                               402,915
      25,000   American Express Bank FSB,  5.500%, 4/16/13               26,945
     150,000   American Express Co.,  4.875%, 7/15/13                   160,351
     200,000   American Express Co.,  7.000%, 3/19/18                   232,955
     210,000   American International Group, Inc.,  5.450%,
                  5/18/17                                               212,654
     125,000   Ameriprise Financial, Inc.,  5.650%, 11/15/15            138,519
     200,000   Bank of America Corp.,  5.750%, 12/1/17                  208,125
      30,000   Bank of America Corp.,  5.750%, 8/15/16                   30,643
     200,000   Bank of America Corp. MTN,  5.650%, 5/1/18               204,354
     800,000   Bank of America NA,  5.300%, 3/15/17                     810,746
      45,000   Bank One Corp.,  5.900%, 11/15/11                         46,927
     200,000   Barclays Bank PLC,  5.450%, 9/12/12                      214,335
     500,000   Barclays Bank PLC, Ser 1,  5.000%, 9/22/16               529,100
      40,000   Barclays Bank PLC,  6.750%, 5/22/19                       45,180
     325,000   BB&T Corp.,  4.750%, 10/1/12                             342,907
     915,000   BB&T Corp.,  6.850%, 4/30/19                           1,054,070
      30,000   Bear Stearns Cos. LLC,  6.400%, 10/2/17                   34,201
     150,000   Bear Stearns Cos. LLC,  5.700%, 11/15/14                 164,812
     500,000   Berkshire Hathaway Finance Corp.,  5.000%,
                  8/15/13                                               545,760
     375,000   Berkshire Hathaway, Inc.,  3.200%, 2/11/15               386,955
   1,500,000   Boston Properties LP,  5.875%, 10/15/19                1,626,672
     345,000   Capital One Bank USA NA,  8.800%, 7/15/19                424,363
     350,000   Capital One Financial Corp.,  5.700%, 9/15/11            361,307
     545,000   Citigroup, Inc.,  5.000%, 9/15/14                        563,791
     250,000   Citigroup, Inc.,  6.125%, 11/21/17                       273,972
     175,000   Citigroup, Inc.,  5.850%, 8/2/16                         187,813
      40,000   CME Group, Inc.,  5.750%, 2/15/14                         44,290
     200,000   Deutsche Bank AG,  6.000%, 9/1/17                        224,046
     475,000   Fifth Third Bancorp,  6.250%, 5/1/13                     514,841
     275,000   General Electric Capital Corp.,  5.400%,
                  2/15/17                                               294,369
     175,000   General Electric Capital Corp. MTN,  5.625%,
                  5/1/18                                                190,840
   1,900,000   General Electric Capital Corp. MTN,  5.450%,
                  1/15/13                                             2,043,258
     400,000   General Electric Capital Corp. MTN,  6.000%,
                  6/15/12                                               427,604
     110,000   Genworth Financial, Inc.,  5.750%, 6/15/14               114,015
     500,000   Goldman Sachs Group, Inc.,  5.625%, 1/15/17              528,719
      35,000   Goldman Sachs Group, Inc.,  6.150%, 4/1/18                38,542
     315,000   Goldman Sachs Group, Inc.,  3.700%, 8/1/15               320,957
     255,000   HCP, Inc.,  5.650%, 12/15/13                             273,910
     485,000   HSBC Finance Corp.,  5.500%, 1/19/16                     526,864
     500,000   Jefferies Group, Inc.,  8.500%, 7/15/19                  571,691
     385,000   JP Morgan Chase & Co.,  5.125%, 9/15/14                  409,667
     275,000   JP Morgan Chase & Co.,  5.375%, 10/1/12                  295,078
     100,000   KeyBank NA,  5.800%, 7/1/14                              107,151
     530,000   Keycorp,  6.500%, 5/14/13                                575,429
     470,000   Kimco Realty Corp.,  5.700%, 5/1/17                      504,796
     215,000   Merrill Lynch & Co., Inc.,  6.400%, 8/28/17              227,313
      20,000   MetLife, Inc.,  5.000%, 6/15/15                           21,660
     170,000   MetLife, Inc.,  6.125%, 12/1/11                          178,299
     170,000   Morgan Stanley,  4.750%, 4/1/14                          174,085
     125,000   Morgan Stanley,  5.500%, 1/26/20                         126,003
   1,200,000   PNC Funding Corp.,  5.625%, 2/1/17                     1,282,723
     125,000   Principal Life Income Funding Trusts,
                  5.100%, 4/15/14                                       134,812
     535,000   ProLogis,  7.625%, 8/15/14                               603,276
      30,000   Prudential Financial, Inc.,  4.750%, 9/17/15              31,740
     125,000   Prudential Financial, Inc. MTN,  4.750%,
                  4/1/14                                                132,387
      25,000   Simon Property Group LP,  5.750%, 12/1/15                 27,775
     200,000   SunTrust Bank, Inc.,  5.250%, 11/5/12                    210,644
     300,000   SunTrust Bank, Inc.,  6.375%, 4/1/11                     303,781
     150,000   Toyota Motor Credit Corp.,  3.200%, 6/17/15              154,941
   1,000,000   Travelers Cos., Inc.,  5.900%, 6/2/19                  1,126,534
     100,000   Travelers Cos., Inc.,  5.500%, 12/1/15                   112,245
     185,000   Wachovia Bank NA,  5.000%, 8/15/15                       197,438
     375,000   Wachovia Corp.,  5.750%, 2/1/18                          416,363
     170,000   Wells Fargo & Co.,  4.950%, 10/16/13                     182,069
--------------------------------------------------------------------------------
                                                                     22,962,763
--------------------------------------------------------------------------------

               UTILITIES -- 7.4%
      20,000   Arizona Public Service Co.,  8.750%, 3/1/19               25,042
     800,000   Boardwalk Pipelines LLC,  5.750%, 9/15/19                854,602
     150,000   Consolidated Edison Co. of NY, Ser 08-A,
                  5.850%, 4/1/18                                        172,329
     930,000   Consolidated Natural Gas Co., Ser A,  5.000%,
                  12/1/14                                             1,011,243
     100,000   Detroit Edison Co., Ser G,  5.600%, 6/15/18              108,184
     740,000   DTE Energy Co.,  6.350%, 6/1/16                          832,126
     100,000   Duke Energy Carolinas LLC,  5.300%, 10/1/15              112,051
     860,000   Energy Transfer Partners LP,  5.950%, 2/1/15             943,350
     650,000   Enterprise Products Operating LLC, Ser O,
                  9.750%, 1/31/14                                       785,166
      25,000   Exelon Corp.,  4.900%, 6/15/15                            26,661
     520,000   Exelon Generation Co. LLC,  5.200%, 10/1/19              543,996
     115,000   Georgia Power Co., Ser Z,  5.250%, 12/15/15              128,594
     360,000   Metropolitan Edison Co.,  7.700%, 1/15/19                428,788
     310,000   Midamerican Energy Holdings Co., Ser D,
                  5.000%, 2/15/14                                       333,234
      20,000   Midamerican Energy Holdings Co.,  5.750%,
                  4/1/18                                                 22,537
     110,000   National Rural Utilities Cooperative Finance
                  Corp. MTN,  7.250%, 3/1/12                            117,920
     250,000   NextEra Energy Capital Holdings, Inc.,
                  5.625%, 9/1/11                                        257,670
     125,000   NSTAR Electric Co., 4.875%, 4/15/14                      136,156
     175,000   PacifiCorp, 6.900%, 11/15/11                             184,474

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Intermediate Fixed Income Fund -- December 31, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               CORPORATE BONDS -- 50.3% (CONTINUED)
$    180,000   Public Service Co. of Colorado, Ser 10,
                  7.875%, 10/1/12                                  $    200,550
     140,000   Public Service Electric & Gas Co. MTN,
                  5.375%, 9/1/13                                        153,895
     130,000   Southern Cal Edison, Ser 05-A,  5.000%,
                  1/15/16                                               144,091
     100,000   TransCanada PipeLines Ltd.,  4.875%, 1/15/15             109,122
--------------------------------------------------------------------------------
                                                                      7,631,781
--------------------------------------------------------------------------------

               CONSUMER STAPLES -- 3.9%
     275,000   Archer-Daniels-Midland Co.,  5.450%, 3/15/18             305,976
     200,000   Avon Products, Inc.,  4.200%, 7/15/18                    205,312
     150,000   Bottling Group LLC,  4.625%, 11/15/12                    160,330
     100,000   Coca-Cola Co.,  5.750%, 3/15/11                          101,045
      25,000   ConAgra Foods, Inc.,  7.000%, 4/15/19                     28,865
      25,000   CVS Caremark Corp.,  6.600%, 3/15/19                      29,272
      35,000   General Mills, Inc.,  5.650%, 2/15/19                     38,964
     500,000   General Mills, Inc.,  5.200%, 3/17/15                    551,985
     150,000   Kimberly-Clark Corp.,  6.125%, 8/1/17                    175,061
      25,000   Kraft Foods, Inc.,  6.500%, 8/11/17                       29,102
     329,000   Kraft Foods, Inc.,  6.250%, 6/1/12                       351,940
      30,000   Kroger Co.,  6.400%, 8/15/17                              34,445
     200,000   PepsiCo, Inc.,  5.150%, 5/15/12                          211,407
      40,000   Procter & Gamble Co.,  4.700%, 2/15/19                    43,299
     921,000   Safeway, Inc.,  6.250%, 3/15/14                        1,023,163
      20,000   Safeway, Inc.,  5.800%, 8/15/12                           21,524
     500,000   Sara Lee Corp.,  3.875%, 6/15/13                         523,031
     120,000   Sysco Corp.,  4.200%, 2/12/13                            127,679
--------------------------------------------------------------------------------
                                                                      3,962,400
--------------------------------------------------------------------------------

               INDUSTRIALS -- 2.9%
     250,000   Canadian National Railway Co.,  4.400%,
                  3/15/13                                               266,456
     195,000   Caterpillar Financial Services Corp.,
                  7.150%, 2/15/19                                       239,784
     150,000   Caterpillar Financial Services Corp. MTN,
                  4.600%, 1/15/14                                       161,977
     130,000   Dover Corp.,  4.875%, 10/15/15                           142,399
     150,000   General Dynamics Corp.,  4.250%, 5/15/13                 161,219
     275,000   General Electric Co.,  5.250%, 12/6/17                   297,026
     150,000   Honeywell International, Inc.,  6.125%,
                  11/1/11                                               157,143
     150,000   John Deere Capital Corp.,  7.000%, 3/15/12               161,003
     140,000   Parker Hannifin Corp.,  5.500%, 5/15/18                  156,377
     500,000   Southwest Airlines Co.,  6.500%, 3/1/12                  523,501
     250,000   Stanford University,  4.750%, 5/1/19                     268,457
     250,000   United Parcel Service, Inc.,  5.500%, 1/15/18            284,009
     100,000   United Technologies Corp.,  4.875%, 5/1/15               110,701
--------------------------------------------------------------------------------
                                                                      2,930,052
--------------------------------------------------------------------------------

               ENERGY -- 2.8%
     750,000   Anadarko Petroleum Corp.,  6.375%, 9/15/17               816,980
     225,000   Apache Corp.,  6.250%, 4/15/12                           239,520
     500,000   ConocoPhillips,  4.400%, 5/15/13                         536,830
     650,000   Marathon Oil Corp.,  7.500%, 2/15/19                     807,258
     150,000   SeaRiver Maritime, Inc.,  0.000%, 9/1/12                 144,267
     320,000   Shell International Finance BV,  4.000%,
                  3/21/14                                               340,511
      25,000   Valero Energy Corp.,  9.375%, 3/15/19                     31,032
--------------------------------------------------------------------------------
                                                                      2,916,398
--------------------------------------------------------------------------------

               CONSUMER DISCRETIONARY -- 2.5%
      20,000   Comcast Corp.,  5.875%, 2/15/18                           22,205
     150,000   Costco Wholesale Corp.,  5.500%, 3/15/17                 170,901
     150,000   Emerson Electric Co.,  5.000%, 12/15/14                  166,296
     500,000   Johnson Controls, Inc.,  5.500%, 1/15/16                 546,775
     100,000   Lowe's Cos., Inc.,  5.400%, 10/15/16                     113,714
     175,000   McDonald's Corp.,  6.000%, 4/15/11                       177,762
     125,000   Omnicom Group, Inc.,  5.900%, 4/15/16                    139,310
      20,000   Staples, Inc.,  7.750%, 4/1/11                            20,322
       5,000   Target Corp.,  6.350%, 1/15/11                             5,008
     185,000   Target Corp.,  5.875%, 7/15/16                           213,820
      30,000   Time Warner Cable, Inc.,  6.200%, 7/1/13                  33,319
      20,000   Time Warner Cable, Inc.,  8.250%, 4/1/19                  24,843
     350,000   Wal-Mart Stores, Inc.,  4.250%, 4/15/13                  376,026
      25,000   Wal-Mart Stores, Inc.,  5.800%, 2/15/18                   28,726
     150,000   Wal-Mart Stores, Inc.,  4.500%, 7/1/15                   163,486
     180,000   Walt Disney Co.,  5.500%, 3/15/19                        204,367
     150,000   Walt Disney Co. MTN,  6.375%, 3/1/12                     159,748
--------------------------------------------------------------------------------
                                                                      2,566,628
--------------------------------------------------------------------------------

               MATERIALS -- 2.2%
     350,000   Alcoa, Inc.,  6.000%, 7/15/13                            385,145
     740,000   Dow Chemical Co.,  5.900%, 2/15/15                       819,323
     400,000   Dow Chemical Co.,  4.850%, 8/15/12                       421,672
     450,000   EI du Pont de Nemours & Co.,  3.625%, 1/15/21            435,090
     200,000   Praxair, Inc.,  5.375%, 11/1/16                          226,683
--------------------------------------------------------------------------------
                                                                      2,287,913
--------------------------------------------------------------------------------

               INFORMATION TECHNOLOGY -- 2.1%
      40,000   Cisco Systems, Inc.,  4.450%, 1/15/20                     41,908
     150,000   Cisco Systems, Inc.,  5.500%, 2/22/16                    171,167
      40,000   Dell, Inc.,  5.875%, 6/15/19                              43,768
     200,000   IBM Corp.,  5.700%, 9/14/17                              229,551
     160,000   Oracle Corp.,  3.750%, 7/8/14                            170,060
     235,000   Oracle Corp.,  4.950%, 4/15/13                           256,010
     150,000   Pitney Bowes, Inc.,  3.875%, 6/15/13                     155,697
   1,000,000   Xerox Corp.,  6.400%, 3/15/16                          1,140,101
--------------------------------------------------------------------------------
                                                                      2,208,262
--------------------------------------------------------------------------------

               TELECOMMUNICATION SERVICES -- 2.1%
     110,000   AT&T, Inc.,  5.625%, 6/15/16                             123,340
     145,000   AT&T, Inc.,  5.500%, 2/1/18                              161,078
      75,000   AT&T, Inc.,  5.875%, 8/15/12                              80,805
     140,000   BellSouth Corp.,  5.200%, 9/15/14                        152,836
     225,000   New Cingular Wireless Services, Inc.,
                  8.125%, 5/1/12                                        245,787
     305,000   Verizon Communications, Inc.,  5.500%, 2/15/18           335,177
     175,000   Verizon Global Funding Corp.,  4.375%, 6/1/13            187,078
     690,000   Vodafone Group PLC,  3.375%, 11/24/15                    703,837
     100,000   Vodafone Group PLC,  5.625%, 2/27/17                     111,635
     100,000   Vodafone Group PLC,  5.500%, 6/15/11                     102,177
--------------------------------------------------------------------------------
                                                                      2,203,750
--------------------------------------------------------------------------------

               HEALTH CARE -- 2.1%
     150,000   Abbott Laboratories,  5.600%, 11/30/17                   171,496

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Intermediate Fixed Income Fund -- December 31, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               CORPORATE BONDS -- 50.3% (CONTINUED)
$    205,000   Abbott Laboratories,  5.875%, 5/15/16               $    236,653
     100,000   Aetna, Inc.,  6.000%, 6/15/16                            114,036
     175,000   AstraZeneca PLC,  5.900%, 9/15/17                        202,655
     120,000   Baxter International, Inc.,  5.900%, 9/1/16              139,106
     150,000   Genentech, Inc.,  4.750%, 7/15/15                        165,164
     230,000   Johnson & Johnson,  5.150%, 8/15/12                      246,687
     100,000   Medtronic, Inc., Ser B,  4.750%, 9/15/15                 110,693
     300,000   Pfizer, Inc.,  6.200%, 3/15/19                           351,408
     115,000   UnitedHealth Group, Inc.,  5.000%, 8/15/14               124,949
      25,000   WellPoint, Inc.,  5.000%, 1/15/11                         25,026
     120,000   Wyeth,  5.500%, 2/1/14                                   133,405
     125,000   Wyeth,  5.450%, 4/1/17                                   141,231
--------------------------------------------------------------------------------
                                                                      2,162,509
--------------------------------------------------------------------------------

               TOTAL CORPORATE BONDS                               $ 51,832,456
--------------------------------------------------------------------------------

               U.S. TREASURY OBLIGATIONS -- 26.0%

     500,000   U.S. Treasury Bond, 11.250%, 2/15/15                     692,813
     800,000   U.S. Treasury Bond, 8.750%, 5/15/17                    1,098,375
   2,055,000   U.S. Treasury Note, 1.000%, 9/30/11                    2,066,078
     250,000   U.S. Treasury Note, 1.375%, 4/15/12                      253,193
   2,000,000   U.S. Treasury Note, 1.500%, 7/15/12                    2,033,204
   5,600,000   U.S. Treasury Note, 0.375%, 8/31/12                    5,589,937
     250,000   U.S. Treasury Note, 4.125%, 8/31/12                      264,980
     500,000   U.S. Treasury Note, 2.750%, 10/31/13                     525,586
   1,500,000   U.S. Treasury Note, 1.875%, 2/28/14                    1,536,093
     170,000   U.S. Treasury Note, 1.750%, 3/31/14                      173,334
   3,000,000   U.S. Treasury Note, 4.250%, 11/15/14                   3,316,641
   9,500,000   U.S. Treasury Note, 1.250%, 10/31/15                   9,194,214
--------------------------------------------------------------------------------
               TOTAL U.S. TREASURY OBLIGATIONS                     $ 26,744,448
--------------------------------------------------------------------------------

               U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.4%

   2,500,000   FFCB,  1.750%, 2/21/13                                 2,546,917
     340,000   FFCB,  5.125%, 8/25/16                                   387,374
     465,000   FHLB, Ser VB15,  5.000%, 12/21/15                        519,874
     275,000   FHLB, Ser 656,  5.375%, 5/18/16                          315,496
     400,000   FHLMC,  4.500%, 1/15/14                                  439,712
     400,000   FHLMC,  5.125%, 10/18/16                                 453,676
     250,000   FNMA,  2.500%, 5/15/14                                   259,379
     150,000   FNMA,  4.125%, 4/15/14                                   163,594
   4,200,000   FNMA,  4.500%, 1/1/40                                  4,310,905
     125,000   FNMA,  4.625%, 10/15/13                                  137,206
     150,000   Tennessee Valley Auth., Ser C,  4.750%,
                  8/1/13                                                164,268
--------------------------------------------------------------------------------
               TOTAL U.S. GOVERNMENT AGENCY
                  OBLIGATIONS                                      $  9,698,401
--------------------------------------------------------------------------------

               U.S. GOVERNMENT MORTGAGE-BACKED
                  OBLIGATIONS -- 7.1%

   3,503,396   FHLMC, Pool #C03490,  4.500%, 8/1/40                   3,593,382
   3,527,486   FHLMC, Pool #G06087,  5.000%, 9/1/40                   3,702,151
--------------------------------------------------------------------------------
               TOTAL U.S. GOVERNMENT MORTGAGE-
                  BACKED OBLIGATIONS                               $  7,295,533
--------------------------------------------------------------------------------

               SOVEREIGN GOVERNMENT OBLIGATIONS --
                 3.2% (CONTINUED)
     100,000   Asian Development Bank,  4.500%, 9/4/12                  106,226
     200,000   European Investment Bank,  3.375%, 6/12/13               210,585
     200,000   European Investment Bank,  4.625%, 5/15/14               220,097
     250,000   Export-Import Bank of Korea,  5.500%, 10/17/12           264,621
     180,000   Hydro Quebec, Ser IU,  7.500%, 4/1/16                    222,123
     150,000   Inter-American Development Bank,  4.375%, 9/20/12        159,264
     125,000   Korea Development Bank,  5.500%, 11/13/12                132,578
     110,000   Korea Electric Power Corp.,  7.750%, 4/1/13              122,778
     200,000   Malaysia,  7.500%, 7/15/11                               206,524
     350,000   Oesterreichische Kontrollbank AG,  3.125%, 10/14/11      356,879
     250,000   Province of Ontario Canada,  4.750%, 1/19/16             275,589
     200,000   Province of Quebec Canada,  4.600%, 5/26/15              219,536
     500,000   Republic of Chile,  5.500%, 1/15/13                      540,530
     225,000   Republic of Korea,  4.875%, 9/22/14                      240,440
--------------------------------------------------------------------------------
               TOTAL SOVEREIGN GOVERNMENT OBLIGATIONS              $  3,277,770
--------------------------------------------------------------------------------

                                                                      MARKET
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               INVESTMENT FUND -- 7.5%

   7,758,343   Touchstone Institutional Money Market Fund^         $  7,758,343
--------------------------------------------------------------------------------

               TOTAL INVESTMENT SECURITIES -- 103.5%
               (Cost $103,634,635)                                 $106,606,951

               LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.5%)       (3,562,296)
--------------------------------------------------------------------------------

               NET ASSETS -- 100.0%                                $103,044,655
================================================================================

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
FFCB -- Federal Farm Credit Bank
FNMA -- Federal National Mortgage Association
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corp.
MTN -- Medium Term Note
PLC -- Public Limited Company

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Intermediate Fixed Income Fund -- December 31, 2010 (Unaudited)

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION             LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------

Corporate
  Bonds              $         --  $ 51,832,456    $         --    $ 51,832,456
U.S. Treasury
  Obligations                  --    26,744,448              --      26,744,448
U.S.
  Government
  Agency
  Obligations                  --     9,698,401              --       9,698,401
Investment
  Fund                  7,758,343            --              --       7,758,343
U.S.
  Government
  Mortgage-
  Backed
  Obligations                  --     7,295,533              --       7,295,533
Sovereign
  Government
  Obligations                  --     3,277,770              --       3,277,770
--------------------------------------------------------------------------------
                                                                   $106,606,951

See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone International Fixed Income Fund -- December 31, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

                  SOVEREIGN GOVERNMENT OBLIGATIONS -- 67.3%

$    30,000,000   Asian Development Bank,  2.350%, 6/21/27         $    399,000
        232,000   Australia Government Bond, Ser 129,
                    5.500%, 12/15/13                                    239,345
        200,000   Austria Government Bond, 144a, 5.000%,
                    7/15/12                                             283,533
        250,000   Belgium Government Bond, Ser 56,  3.500%,
                    3/28/15                                             339,657
        400,000   Brazilian Government International Bond,
                    12.500%, 1/5/22                                     286,145
        130,000   Bundesrepublik Deutschland, Ser 05,
                    4.000%, 1/4/37                                      187,896
        150,000   Bundesrepublik Deutschland, Ser 03,
                    4.750%, 7/4/34                                      239,009
        270,000   Canadian Government Bond,  5.000%, 6/1/14             297,752
      2,600,000   Czech Republic Government Bond, Ser 58,
                    5.700%, 5/25/24                                     161,361
     10,000,000   Development Bank of Japan,  1.400%,
                    6/20/12                                             125,170
     16,000,000   Development Bank of Japan,  1.700%,
                    9/20/22                                             204,671
        215,000   European Investment Bank,  6.000%,
                    12/7/28                                             402,839
        200,000   Finland Government Bond,  5.375%, 7/4/13              295,405
        250,000   France Government Bond OAT,  5.000%,
                    10/25/16                                            378,273
        100,000   Hellenic Republic Government Bond, Ser
                    5Y,  4.000%, 8/20/13                                105,341
  1,500,000,000   Indonesia Treasury Bond, Ser FR49,
                    9.000%, 9/15/13                                     177,501
        250,000   Ireland Government Bond,  4.600%, 4/18/16             282,090
        150,000   Ireland Government Bond,  5.000%,
                     10/18/20                                           145,138
        170,000   Italy Buoni Poliennali Del Tesoro,
                    3.000%, 4/15/15                                     220,760
        170,000   Italy Buoni Poliennali Del Tesoro,
                    4.500%, 2/1/20                                      224,754
        500,000   Malaysia Government Bond, Ser 1/01,
                    3.833%, 9/28/11                                     163,514
        200,000   New Zealand Government Bond, Ser 1217,
                    6.000%, 12/15/17                                    160,743
        671,790   South Africa Government Bond, Ser R211,
                    2.500%, 1/31/17                                     102,336
      1,500,000   South Africa Government Bond, Ser R207,
                    7.250%, 1/15/20                                     214,733
      3,000,000   Sweden Government Bond, Ser 1049,
                    4.500%, 8/12/15                                     481,024
        150,000   United Kingdom Gilt,  5.000%, 9/7/14                  260,259
--------------------------------------------------------------------------------
                  TOTAL SOVEREIGN GOVERNMENT OBLIGATIONS           $  6,378,249
--------------------------------------------------------------------------------

                  CORPORATE BONDS -- 22.6%
                  FINANCIALS -- 22.0%
         50,000   Allied Irish Banks PLC,  12.500%, 6/25/19              17,077
         60,000   Bank Nederlandse Gemeenten,  6.250%,
                    1/20/14                                              61,874
        200,000   Fortis Bank Nederland NV,  3.000%, 4/17/12            273,214
        100,000   HGI Group Ltd.,  6.500%, 5/2/12                       157,377
        100,000   International Power Finance Jersey II
                    Ltd.,  3.250%, 7/20/13                              146,058
     30,000,000   Japan Finance Organization for
                     Municipalities,  1.550%, 2/21/12                   375,199
        100,000   Kreditanstalt fuer Wiederaufbau,  3.250%,
                    6/27/13                                             138,948
        150,000   Kreditanstalt fuer Wiederaufbau,  3.625%,
                    1/20/20                                             205,187
        200,000   LCR Finance PLC, Reg S,  4.500%, 12/7/28              318,222
      1,400,000   Realkredit Danmark A/S, Ser 10S,  2.000%,
                    1/1/12                                              252,671
        100,000   Swedbank Hypotek AB,  2.500%, 1/21/13                 135,322
--------------------------------------------------------------------------------
                                                                      2,081,149
--------------------------------------------------------------------------------

                  CONSUMER DISCRETIONARY -- 0.6%
         50,000   Edcon Proprietary Ltd., Reg S, 4.276%,
                    6/15/14(a)                                           56,125
--------------------------------------------------------------------------------
                  TOTAL CORPORATE BONDS                            $  2,137,274
--------------------------------------------------------------------------------

                  FOREIGN BONDS -- 9.5%

          2,000   Cap Gemini SA,  1.000%, 1/1/12 *                      116,124
        100,000   China Petroleum & Chemical Corp.,
                    0.000%, 4/24/14                                      14,698
         50,000   ITV PLC,  4.000%, 11/9/16                             100,991
     30,000,000   Japan Expressway Holding and Debt
                    Repayment Agency,  2.850%, 3/18/39                  398,102
        100,000   Rafflesia Capital Ltd.,  1.250%,
                    10/4/11 (a)                                         144,350
        100,000   Seadrill Ltd.,  3.625%, 11/8/12                       124,000
--------------------------------------------------------------------------------
                  TOTAL FOREIGN BONDS                              $    898,265
--------------------------------------------------------------------------------

                  TOTAL INVESTMENT SECURITIES -- 99.4%
                  (Cost $9,346,031)                                $  9,413,788

                  OTHER ASSETS IN EXCESS OF LIABILITIES --
                    0.6%                                                 58,575
--------------------------------------------------------------------------------

                  NET ASSETS -- 100.0%                             $  9,472,363
================================================================================

(a) Variable rate security - the rate reflected is the rate in effect as of December 31, 2010.

*     Non-income producing security.

PORTFOLIO ABBREVIATIONS:
PLC -- Public Limited Company
Reg S -- Security sold outside United States without registration under the
   Securities Act of 1933.
144a -- This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, these securities were valued at $283,533 or 3.0% of net assets.

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone International Fixed Income Fund -- December 31, 2010 (Unaudited)

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION             LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------

Sovereign
  Government
  Obligations        $         --  $  6,378,249    $         --    $  6,378,249
Corporate
  Bonds                        --     2,137,274              --       2,137,274
Foreign Bonds             116,124       782,141              --         898,265
--------------------------------------------------------------------------------
                                                                   $  9,413,788


                        LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
================================================================================
OTHER FINANCIAL INSTRUMENTS*
Forward
  Currency
  Contracts         $          --  $   (11,635)    $         --    $    (11,635)

* Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized depreciation.

See accompanying Notes to Portfolios of Investments.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                    CONTRACT TO
                         =================================================================
                                                                                             UNREALIZED
                                                                                           APPRECIATION/
           VALUE DATE             RECEIVE                          DELIVER                (DEPRECIATION)
========================================================================================================
01/24/2011 ..............AUD               260,000           GBP                 160,931         14,342
01/24/2011 ..............CAD               250,000           USD                 247,304          4,044
01/24/2011 ..............CHF               170,000           JPY              14,439,460          3,967
01/24/2011 ..............EUR               540,019           JPY              61,105,873        (31,178)
01/24/2011 ..............EUR               151,325           NOK               1,224,525         (7,430)
01/24/2011 ..............EUR             3,535,064           SEK              33,000,000       (179,379)
01/24/2011 ..............IDR         1,350,000,000           USD                 150,334           (974)
01/24/2011 ..............JPY            21,481,200           AUD                 270,000        (10,776)
01/25/2011 ..............JPY            12,774,300           NZD                 210,000         (5,975)
01/24/2011 ..............JPY            33,000,000           SEK               2,711,586          3,650
01/24/2011 ..............JPY           117,137,800           USD               1,440,623          2,478
01/24/2011 ..............KRW           167,000,000           USD                 147,657           (684)
01/24/2011 ..............MXN               200,000           USD                  15,968            204
01/24/2011 ..............MYR               476,000           USD                 152,589          1,552
01/24/2011 ..............NOK             1,224,525           EUR                 150,000          9,201
01/24/2011 ..............PLN               789,380           EUR                 200,000           (961)
01/24/2011 ..............RON               240,000           USD                  76,972         (1,773)
01/24/2011 ..............SEK            33,000,000           EUR               3,534,288        180,416
01/14/2011 ..............TRY               300,000           USD                 207,965        (13,894)
01/24/2011 ..............USD               429,315           CAD                 438,932        (11,985)
01/24/2011 ..............USD               949,818           EUR                 682,169         38,236
01/24/2011 ..............USD               164,063           GBP                 102,000          5,055
01/24/2011 ..............USD               344,729           GBP                 218,000          4,889
01/24/2011 ..............USD               209,320           ZAR               1,480,000        (14,660)
                                                                                          -------------
                                                                                          $     (11,635)
                                                                                          =============

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Large Cap Relative Value Fund -- December 31, 2010 (Unaudited)

                                                                      MARKET
COMMON STOCKS -- 95.6%                                    SHARES      VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 16.8%
Aflac, Inc.                                                1,900   $    107,217
Bank of America Corp.                                      6,500         86,710
Chubb Corp.                                                1,900        113,316
Goldman Sachs Group, Inc. (The)                              600        100,896
JPMorgan Chase & Co.                                       2,300         97,566
Morgan Stanley                                             2,500         68,025
Northern Trust Corp.                                       1,300         72,033
Travelers Cos., Inc. (The)                                 2,200        122,562
Wells Fargo & Co.                                          4,800        148,752
--------------------------------------------------------------------------------
                                                                        917,077
--------------------------------------------------------------------------------

ENERGY -- 15.4%
Apache Corp.                                                 900        107,307
Chesapeake Energy Corp.                                    2,100         54,411
ConocoPhillips                                             1,500        102,150
Exxon Mobil Corp.                                          2,064        150,919
Occidental Petroleum Corp.                                 2,200        215,820
Schlumberger Ltd.                                          1,500        125,250
Transocean Ltd.*                                           1,200         83,412
--------------------------------------------------------------------------------
                                                                        839,269
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 14.9%
Carnival Corp.                                             1,800         82,998
Comcast Corp. - Class A                                    4,000         87,880
Darden Restaurants, Inc.                                   2,900        134,676
Johnson Controls, Inc.                                     3,100        118,420
Target Corp.                                               1,300         78,169
TJX Cos., Inc.                                             2,600        115,414
Walt Disney Co. (The)                                      2,700        101,277
Yum! Brands, Inc.                                          1,900         93,195
--------------------------------------------------------------------------------
                                                                        812,029
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 13.8%
Automatic Data Processing, Inc.                            2,000         92,560
Corning, Inc.                                              6,300        121,716
Flextronics International Ltd.*                           18,400        144,440
Intel Corp.                                                7,000        147,210
International Business Machines Corp.                      1,100        161,436
Xerox Corp.                                                7,500         86,400
--------------------------------------------------------------------------------
                                                                        753,762
--------------------------------------------------------------------------------

INDUSTRIALS -- 12.8%
Boeing Co. (The)                                           1,700        110,942
Cummins, Inc.                                              2,100        231,021
General Dynamics Corp.                                     1,900        134,824
Norfolk Southern Corp.                                     1,800        113,076
Union Pacific Corp.                                        1,200        111,192
--------------------------------------------------------------------------------
                                                                        701,055
--------------------------------------------------------------------------------

HEALTH CARE -- 9.2%
Beckman Coulter, Inc.                                      1,500        112,845
CR Bard, Inc.                                                600         55,062
Express Scripts, Inc.*                                     3,000        162,150
UnitedHealth Group, Inc.                                   2,200         79,442
WellPoint, Inc.*                                           1,600         90,976
--------------------------------------------------------------------------------
                                                                        500,475
--------------------------------------------------------------------------------

MATERIALS -- 4.6%
Freeport-McMoRan Copper & Gold, Inc.                       2,100        252,189
--------------------------------------------------------------------------------

UTILITIES -- 4.4%
Duke Energy Corp.                                          3,100         55,211
Exelon Corp.                                               2,000         83,280
Southern Co.                                               2,600         99,398
--------------------------------------------------------------------------------
                                                                        237,889
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 2.2%
American Tower Corp. - Class A*                            2,300        118,772
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 1.5%
Kimberly-Clark Corp.                                       1,300         81,952
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $  5,214,469
--------------------------------------------------------------------------------

INVESTMENT FUND -- 4.2%
Touchstone Institutional Money Market Fund^              230,396   $    230,396
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 99.8%
(Cost $4,607,343)                                                  $  5,444,865

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%                             9,972
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $  5,454,837
================================================================================

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION             LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------

Common
  Stocks             $  5,214,469  $         --    $         --    $  5,214,469
Investment
  Fund                    230,396            --              --         230,396
--------------------------------------------------------------------------------
                                                                   $  5,444,865

See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Market Neutral Equity Fund -- December 31, 2010 (Unaudited)

                                                                      MARKET
COMMON STOCKS -- 91.6%                                    SHARES      VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 22.0%
Ameriprise Financial, Inc.                                 2,200   $    126,610
Axis Capital Holdings Ltd.                                 8,200        294,216
BancFirst Corp.                                            2,200         90,618
Banco Latinoamericano de Comercio Exterior
  SA - Class E                                             6,800        125,528
Bank of the Ozarks, Inc.                                   4,100        177,735
Chubb Corp.                                                3,000        178,920
City National Corp.                                        1,900        116,584
CME Group, Inc.                                              300         96,525
Cohen & Steers, Inc.                                       7,900        206,190
Commerce Bancshares, Inc.                                  4,305        171,038
Community Bank System, Inc.                                4,600        127,742
Compass Diversified Holdings                               6,600        116,754
Dime Community Bancshares                                  4,900         71,491
Eaton Vance Corp.                                          3,800        114,874
Erie Indemnity Co. - Class A                               3,600        235,692
Everest Re Group Ltd.                                      1,100         93,302
Federal Realty Investment Trust REIT                       3,000        233,790
First Citizens BancShares, Inc. - Class A                    500         94,525
Flushing Financial Corp.                                   8,000        112,000
Franklin Resources, Inc.                                   2,700        300,267
Hudson City Bancorp, Inc.                                 15,300        194,922
Huntington Bancshares, Inc.                               17,600        120,912
Infinity Property & Casualty Corp.                         2,200        135,960
International Bancshares Corp.                            11,500        230,345
Jones Lang LaSalle, Inc.                                   2,500        209,800
KeyCorp                                                   18,200        161,070
Life Partners Holdings, Inc.                               6,600        126,258
Meadowbrook Insurance Group, Inc.                          9,800        100,450
Moody's Corp.                                              4,400        116,776
NASDAQ OMX Group, Inc. (The)*                              7,000        165,970
National Health Investors, Inc. REIT                       5,100        229,602
NBT Bancorp, Inc.                                          3,900         94,185
NewAlliance Bancshares, Inc.                              18,000        269,640
NYSE Euronext                                              3,300         98,934
Old National Bancorp                                      11,100        131,979
optionsXpress Holdings, Inc.                               5,700         89,319
Provident Financial Services, Inc.                        12,300        186,099
PS Business Parks, Inc. REIT                               4,300        239,596
Public Storage REIT                                        1,900        192,698
RenaissanceRe Holdings Ltd.                                1,900        121,011
RLI Corp.                                                  2,500        131,425
Safety Insurance Group, Inc.                               2,500        118,925
StanCorp Financial Group, Inc.                             3,200        144,448
T Rowe Price Group, Inc.                                   4,100        264,614
Taubman Centers, Inc. REIT                                 5,400        272,592
UMB Financial Corp.                                        3,600        149,112
Waddell & Reed Financial, Inc. - Class A                   3,000        105,870
WesBanco, Inc.                                             9,800        185,808
--------------------------------------------------------------------------------
                                                                      7,672,721
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 19.9%
Activision Blizzard, Inc.                                 19,700        245,068
Amdocs Ltd.*                                               5,200        142,844
ATMI, Inc.*                                                5,700        113,658
Blackbaud, Inc.                                            4,800        124,320
CA, Inc.                                                   7,100        173,524
CGI Group, Inc. - Class A*                                 7,900        136,354
Check Point Software Technologies Ltd.*                    4,900        226,674
Cymer, Inc.*                                               2,700        121,689
DST Systems, Inc.                                          4,400        195,140
Electronics for Imaging, Inc.*                            12,600        180,306
Epicor Software Corp.*                                    11,500        116,150
Factset Research Systems, Inc.                             2,200        206,272
Fiserv, Inc.*                                              3,600        210,816
Global Payments, Inc.                                      4,700        217,187
Harris Corp.                                               2,500        113,250
IAC/InterActiveCorp*                                       8,800        252,560
Integrated Device Technology, Inc.*                       17,000        113,220
Lam Research Corp.*                                        2,500        129,450
Lawson Software, Inc.*                                    11,500        106,375
LoopNet, Inc.*                                            11,500        127,765
LSI Corp.*                                                22,200        132,978
Manhattan Associates, Inc.*                                3,600        109,944
Microsoft Corp.                                            3,600        100,512
Net 1 UEPS Technologies, Inc.*                            15,000        183,900
NIC, Inc.                                                 12,600        122,346
Parametric Technology Corp.*                               4,900        110,397
Plantronics, Inc.                                          2,700        100,494
Pulse Electronics Corp.                                   14,100         75,012
QLogic Corp.*                                              6,000        102,120
Quest Software, Inc.*                                      4,600        127,604
Research In Motion Ltd.*                                   3,500        203,455
Rofin-Sinar Technologies, Inc.*                            4,600        163,024
SRA International, Inc. - Class A*                        11,000        224,950
Symantec Corp.*                                            7,000        117,180
Tech Data Corp.*                                           2,300        101,246
TeleTech Holdings, Inc.*                                   4,900        100,891
Teradata Corp.*                                            4,400        181,104
Texas Instruments, Inc.                                    7,900        256,750
TIBCO Software, Inc.*                                      5,100        100,521
TNS, Inc.*                                                 6,100        126,880
United Online, Inc.                                       15,900        104,940
ValueClick, Inc.*                                         14,800        237,244
Varian Semiconductor Equipment Assoc Inc.*                 3,600        133,092
Visa, Inc. - Class A                                       1,400         98,532
Websense, Inc.*                                            4,100         83,025
Zebra Technologies Corp. - Class A*                        7,400        281,126
--------------------------------------------------------------------------------
                                                                      6,931,889
--------------------------------------------------------------------------------

INDUSTRIALS -- 11.5%
Applied Industrial Technologies, Inc.                      3,200        103,936
Chicago Bridge & Iron Co. NV*                              4,300        141,470
Dover Corp.                                                2,200        128,590
Dun & Bradstreet Corp.                                     3,600        295,524
Encore Wire Corp.                                          5,200        130,416
Ennis, Inc.                                                7,100        121,410
EnPro Industries, Inc.*                                    3,600        149,616
Equifax, Inc.                                              3,900        138,840
Gardner Denver, Inc.                                       2,500        172,050
Graco, Inc.                                                3,000        118,350
Heartland Express, Inc.                                    6,600        105,732
JB Hunt Transport Services, Inc.                           4,100        167,321
KBR, Inc.                                                  4,400        134,068
L-3 Communications Holdings, Inc.                          1,600        112,784
Lockheed Martin Corp.                                      2,200        153,802
Nordson Corp.                                              1,100        101,068
Northrop Grumman Corp.                                     4,900        317,422
R.R. Donnelley & Sons Co.                                  5,500         96,085
Raven Industries, Inc.                                     2,700        128,763
Raytheon Co.                                               2,700        125,118
Rollins, Inc.                                              6,600        130,350
Simpson Manufacturing Co., Inc.                            3,800        117,458
SPX Corp.                                                  1,600        114,384
Teledyne Technologies, Inc.*                               3,000        131,910
Toro Co.                                                   4,300        265,052
W.W. Grainger, Inc.                                        1,400        193,354
WABCO Holdings, Inc.*                                      2,100        127,953
--------------------------------------------------------------------------------
                                                                      4,022,826
--------------------------------------------------------------------------------

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Market Neutral Equity Fund -- December 31, 2010 (Unaudited)

                                                                      MARKET
COMMON STOCKS -- 91.6% (CONTINUED)                        SHARES      VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 10.6%
Aetna, Inc.                                                6,400   $    195,264
AMAG Pharmaceuticals, Inc.*                                6,100        110,410
AMERIGROUP Corp.*                                          2,500        109,800
AmerisourceBergen Corp.                                    3,000        102,360
Amgen, Inc.*                                               3,800        208,620
Amsurg Corp.*                                              5,700        119,415
Angiodynamics, Inc.*                                       9,300        142,941
Biogen Idec, Inc.*                                         2,500        167,625
CR Bard, Inc.                                              2,200        201,894
Geron Corp.*                                              18,600         96,162
Gilead Sciences, Inc.*                                     3,000        108,720
Health Net, Inc.*                                          4,900        133,721
ICU Medical, Inc.*                                         4,400        160,600
Invacare Corp.                                             3,600        108,576
Magellan Health Services, Inc.*                            3,800        179,664
Medco Health Solutions, Inc.*                              2,200        134,794
Medicines Co. (The)*                                      11,500        162,495
Myriad Genetics, Inc.*                                     5,400        123,336
Quest Diagnostics, Inc.                                    2,100        113,337
Quidel Corp.*                                              5,700         82,365
SonoSite, Inc.*                                            4,700        148,520
Spectrum Pharmaceuticals, Inc.*                           23,100        158,697
Techne Corp.                                               2,500        164,175
UnitedHealth Group, Inc.                                   3,300        119,163
Universal American Financial Corp.                         5,700        116,565
Waters Corp.*                                              1,600        124,336
Zimmer Holdings, Inc.*                                     1,600         85,888
--------------------------------------------------------------------------------
                                                                      3,679,443
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 9.7%
Aeropostale, Inc.*                                         5,200        128,128
American Eagle Outfitters, Inc.                            6,800         99,484
AutoZone, Inc.*                                            1,100        299,849
Cato Corp. (The) - Class A                                 6,600        180,906
Cherokee, Inc.                                             7,100        133,551
Coach, Inc.                                                5,400        298,674
Deckers Outdoor Corp.*                                     1,300        103,662
DIRECTV - Class A*                                         7,600        303,468
Gap, Inc. (The)                                            4,800        106,272
Hibbett Sports, Inc.*                                      5,200        191,880
ITT Educational Services, Inc.*                            1,100         70,059
Liberty Global, Inc. - Class A*                            3,800        134,444
Lincoln Educational Services Corp.                         6,600        102,366
McGraw-Hill Cos., Inc. (The)                               2,900        105,589
Papa John's International, Inc.*                           6,300        174,510
Rent-A-Center, Inc. - Class A                              4,400        142,032
Tim Hortons, Inc.                                          5,500        226,765
Time Warner, Inc.                                          5,700        183,369
Warnaco Group, Inc. (The)*                                 2,900        159,703
Weight Watchers International, Inc.                        3,300        123,717
Winnebago Industries, Inc.*                                7,700        117,040
--------------------------------------------------------------------------------
                                                                      3,385,468
--------------------------------------------------------------------------------

ENERGY -- 8.3%
Basic Energy Services, Inc.*                              10,400        171,392
Chevron Corp.                                              2,500        228,125
ConocoPhillips                                             3,000        204,300
CVR Energy, Inc.*                                          6,800        103,224
Dawson Geophysical Co.*                                    3,700        118,030
Exterran Holdings, Inc.*                                   4,100         98,195
FMC Technologies, Inc.*                                    1,600        142,256
Gulf Island Fabrication, Inc.                              1,900         53,542
Hercules Offshore, Inc.*                                  15,600         53,976
Hess Corp.                                                 1,900        145,426
Imperial Oil Ltd.                                          4,900        198,548
Marathon Oil Corp.                                         9,100        336,973
Murphy Oil Corp.                                           2,500        186,375
Nexen, Inc.                                                5,200        119,080
Patterson-UTI Energy, Inc.                                14,700        316,785
Pioneer Drilling Co.*                                     15,000        132,150
Unit Corp.*                                                2,500        116,200
Valero Energy Corp.                                        8,100        187,272
--------------------------------------------------------------------------------
                                                                      2,911,849
--------------------------------------------------------------------------------

UTILITIES -- 4.8%
China Natural Gas, Inc.*+                                 25,100        138,301
DPL, Inc.                                                  3,300         84,843
Edison International                                       6,300        243,180
El Paso Electric Co.*                                      9,500        261,535
Energen Corp.                                              4,600        221,996
Entergy Corp.                                              1,400         99,162
Exelon Corp.                                               3,000        124,920
New Jersey Resources Corp.                                 6,000        258,660
Public Service Enterprise Group, Inc.                      7,100        225,851
--------------------------------------------------------------------------------
                                                                      1,658,448
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 2.3%
Campbell Soup Co.                                          4,100        142,475
Elizabeth Arden, Inc.*                                     7,800        179,478
Energizer Holdings, Inc.*                                  1,500        109,350
Herbalife Ltd.                                             3,300        225,621
Kroger Co. (The)                                           6,800        152,048
--------------------------------------------------------------------------------
                                                                        808,972
--------------------------------------------------------------------------------

MATERIALS -- 1.9%
AptarGroup, Inc.                                           2,200        104,654
Cabot Corp.                                                3,800        143,070
Minerals Technologies, Inc.                                3,900        255,099
Schnitzer Steel Industries, Inc. - Class A                 2,200        146,058
--------------------------------------------------------------------------------
                                                                        648,881
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 0.6%
NTELOS Holdings Corp.                                      5,500        104,775
USA Mobility, Inc.                                         6,700        119,059
--------------------------------------------------------------------------------
                                                                        223,834
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 31,944,331
--------------------------------------------------------------------------------

INVESTMENT FUNDS --3.9%
Invesco Liquid Assets Portfolio**                         70,800         70,800
Touchstone Institutional Money Market Fund^            1,298,446      1,298,446
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $  1,369,246
--------------------------------------------------------------------------------

TOTAL LONG POSITIONS
(COST $29,060,999)                                                 $ 33,313,577
--------------------------------------------------------------------------------

SECURITIES SOLD SHORT -- (91.5%)

                                                                      MARKET
                                                          SHARES      VALUE
--------------------------------------------------------------------------------

COMMON STOCKS -- (91.5%)
TELECOMMUNICATION SERVICES -- (0.2%)
Clearwire Corp. - Class A*                               (14,800)       (76,220)
--------------------------------------------------------------------------------

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Market Neutral Equity Fund -- December 31, 2010 (Unaudited)

                                                                      MARKET
COMMON STOCKS -- (91.5%) (CONTINUED)                      SHARES      VALUE
--------------------------------------------------------------------------------

CONSUMER STAPLES -- (2.5%)
Avon Products, Inc.                                       (2,500)  $    (72,650)
Bunge Ltd.                                                (1,400)       (91,728)
Church & Dwight Co., Inc.                                 (1,400)       (96,628)
Estee Lauder Cos., Inc. (The) - Class A                   (1,600)      (129,120)
Green Mountain Coffee Roasters, Inc.*                     (3,300)      (108,438)
Hain Celestial Group, Inc. (The)*                         (6,000)      (162,360)
Tootsie Roll Industries, Inc.                             (4,000)      (115,880)
Winn-Dixie Stores, Inc.*                                 (14,600)      (104,682)
--------------------------------------------------------------------------------
                                                                       (881,486)
--------------------------------------------------------------------------------

MATERIALS -- (2.9%)
Alcoa, Inc.                                               (7,700)      (118,503)
Balchem Corp.                                             (6,600)      (223,146)
Deltic Timber Corp.                                       (2,200)      (123,948)
Dow Chemical Co. (The)                                    (4,600)      (157,044)
Martin Marietta Materials, Inc.                           (1,500)      (138,360)
Vulcan Materials Co.                                      (5,700)      (252,852)
--------------------------------------------------------------------------------
                                                                     (1,013,853)
--------------------------------------------------------------------------------

UTILITIES -- (4.3%)
CenterPoint Energy, Inc.                                  (6,600)      (103,752)
DTE Energy Co.                                            (2,200)       (99,704)
Empire District Electric Co. (The)                       (10,700)      (237,540)
Integrys Energy Group, Inc.                               (1,900)       (92,169)
National Fuel Gas Co.                                     (1,800)      (118,116)
Pepco Holdings, Inc.                                     (11,800)      (215,350)
Progress Energy, Inc.                                     (4,900)      (213,052)
Southern Co.                                              (7,100)      (271,433)
WGL Holdings, Inc.                                        (3,800)      (135,926)
--------------------------------------------------------------------------------
                                                                     (1,487,042)
--------------------------------------------------------------------------------

ENERGY -- (8.2%)
Anadarko Petroleum Corp.                                  (2,900)      (220,864)
Bristow Group, Inc.*                                      (3,300)      (156,255)
Cameron International Corp.*                              (6,800)      (344,964)
Cimarex Energy Co.                                        (1,600)      (141,648)
Enbridge, Inc.                                            (1,900)      (107,160)
EQT Corp.                                                 (3,300)      (147,972)
Forest Oil Corp.*                                         (4,000)      (151,880)
General Maritime Corp.                                   (22,200)       (72,150)
Overseas Shipholding Group, Inc.                          (4,100)      (145,222)
Penn Virginia Corp.                                       (6,400)      (107,648)
Petrohawk Energy Corp.*                                   (6,600)      (120,450)
Plains Exploration & Production Co.*                      (3,700)      (118,918)
Pride International, Inc.*                                (3,600)      (118,800)
Range Resources Corp.                                     (3,300)      (148,434)
Rowan Cos., Inc.*                                         (3,500)      (122,185)
Schlumberger Ltd.                                         (1,300)      (108,550)
Tidewater, Inc.                                           (1,900)      (102,296)
TransAtlantic Petroleum Ltd.*                            (32,600)      (108,558)
TransCanada Corp.                                         (5,700)      (216,828)
Transocean Ltd.*                                          (1,400)       (97,314)
--------------------------------------------------------------------------------
                                                                     (2,858,096)
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- (10.4%)
99 Cents Only Stores*                                     (6,700)      (106,798)
Amazon.com, Inc.*                                           (800)      (144,000)
ArvinMeritor, Inc.*                                       (5,000)      (102,600)
Callaway Golf Co.                                        (17,800)      (143,646)
CarMax, Inc.*                                             (4,600)      (146,648)
Carter's, Inc.*                                           (4,900)      (144,599)
Core-Mark Holding Co., Inc.*                              (6,800)      (242,012)
Gaylord Entertainment Co.*                                (6,000)      (215,640)
hhgregg, Inc.*                                            (3,300)       (69,135)
Home Depot, Inc.                                          (3,300)      (115,698)
International Speedway Corp. - Class A                    (4,500)      (117,765)
JC Penney Co., Inc.                                       (5,700)      (184,167)
John Wiley & Sons, Inc. - Class A                         (3,000)      (135,720)
K12, Inc.*                                                (4,100)      (117,506)
Kohl's Corp.*                                             (1,600)       (86,944)
Lumber Liquidators Holdings, Inc.*                        (4,900)      (122,059)
MDC Holdings, Inc.                                        (4,900)      (140,973)
Monro Muffler Brake, Inc.                                 (3,300)      (114,147)
Orient-Express Hotels Ltd. - Class A*                     (9,000)      (116,910)
Peet's Coffee & Tea, Inc.*                                (2,200)       (91,828)
Regis Corp.                                               (7,700)      (127,820)
Ryland Group, Inc.                                        (6,000)      (102,180)
Skechers U.S.A., Inc. - Class A*                         (10,300)      (206,000)
Thomson Reuters Corp.                                     (2,500)       (93,175)
Walt Disney Co. (The)                                     (9,000)      (337,590)
World Wrestling Entertainment, Inc. - Class A             (8,200)      (116,768)
--------------------------------------------------------------------------------
                                                                     (3,642,328)
--------------------------------------------------------------------------------

HEALTH CARE -- (11.1%)
Alere, Inc.*                                              (3,600)      (131,760)
athenahealth, Inc.*                                       (1,300)       (53,274)
Bio-Reference Labs, Inc.*                                 (7,500)      (166,350)
Brookdale Senior Living, Inc.*                            (4,400)       (94,204)
Cerner Corp.*                                             (1,400)      (132,636)
Charles River Laboratories International, Inc.*           (5,500)      (195,470)
Conceptus, Inc.*                                          (7,100)       (97,980)
Covance, Inc.*                                            (2,200)      (113,102)
Edwards Lifesciences Corp.*                               (3,200)      (258,688)
Emeritus Corp.*                                           (5,700)      (112,347)
Genoptix, Inc.*                                           (6,000)      (114,120)
HeartWare International, Inc.*                            (1,200)      (105,084)
HMS Holdings Corp.*                                       (1,600)      (103,632)
Hospira, Inc.*                                            (4,400)      (245,036)
Immunogen, Inc.*                                          (9,000)       (83,340)
InterMune, Inc.*                                          (2,800)      (101,920)
Landauer, Inc.                                            (3,000)      (179,910)
MAKO Surgical Corp.*                                     (10,300)      (156,766)
NuVasive, Inc.*                                           (2,200)       (56,430)
Pharmasset, Inc.*                                         (3,100)      (134,571)
Qiagen NV*                                                (5,400)      (105,570)
Quality Systems, Inc.                                     (1,400)       (97,748)
ResMed, Inc.*                                             (3,300)      (114,312)
SIGA Technologies, Inc.*                                 (11,500)      (161,000)
Stryker Corp.                                             (3,400)      (182,580)
Theravance, Inc.*                                         (7,100)      (177,997)
Thoratec Corp.*                                           (2,200)       (62,304)
VCA Antech, Inc.*                                         (5,700)      (132,753)
Vertex Pharmaceuticals, Inc.*                             (2,700)       (94,581)
Vivus, Inc.*                                             (11,200)      (104,944)
--------------------------------------------------------------------------------
                                                                     (3,870,409)
--------------------------------------------------------------------------------

INDUSTRIALS -- (12.3%)
ABM Industries, Inc.                                      (4,600)      (120,980)
Aegean Marine Petroleum Network, Inc.                     (6,000)       (62,580)
American Superconductor Corp.*                            (3,000)       (85,770)
AMR Corp.*                                               (14,800)      (115,292)
Boeing Co. (The)                                          (1,400)       (91,364)
Caterpillar, Inc.                                         (1,400)      (131,124)
Covanta Holding Corp.                                     (4,600)       (79,074)
DigitalGlobe, Inc.*                                       (4,100)      (130,011)
EnerNOC, Inc.*                                            (2,700)       (64,557)
GATX Corp.                                                (4,400)      (155,232)
General Electric Co.                                     (11,200)      (204,848)
Goodrich Corp.                                            (1,900)      (167,333)

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Market Neutral Equity Fund -- December 31, 2010 (Unaudited)

                                                                      MARKET
COMMON STOCKS -- (91.5%) (CONTINUED)                      SHARES      VALUE
--------------------------------------------------------------------------------

Kennametal, Inc.                                          (3,600)  $   (142,056)
Manpower, Inc.                                            (3,000)      (188,280)
Mine Safety Appliances Co.                                (5,200)      (161,876)
Mobile Mini, Inc.*                                       (10,900)      (214,621)
Otter Tail Corp.                                         (11,200)      (252,448)
Pall Corp.                                                (2,500)      (123,950)
Precision Castparts Corp.                                 (1,100)      (153,131)
Ritchie Bros Auctioneers, Inc.                            (7,400)      (170,570)
Roper Industries, Inc.                                    (3,000)      (229,290)
Stericycle, Inc.*                                         (1,400)      (113,288)
Terex Corp.*                                              (4,400)      (136,576)
Titan Machinery, Inc.*                                    (6,400)      (123,520)
TransDigm Group, Inc.*                                    (2,500)      (180,025)
Trinity Industries, Inc.                                  (4,500)      (119,745)
United Stationers, Inc.*                                  (1,900)      (121,239)
UTi Worldwide, Inc.                                       (7,100)      (150,520)
Waste Management, Inc.                                    (4,100)      (151,167)
Watsco, Inc.                                              (2,200)      (138,776)
--------------------------------------------------------------------------------
                                                                     (4,279,243)
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- (17.2%)
Altera Corp.                                              (3,800)      (135,204)
Apple, Inc.*                                                (500)      (161,280)
Aspen Technology, Inc.*                                  (12,300)      (156,210)
Automatic Data Processing, Inc.                           (4,100)      (189,748)
Blackboard, Inc.*                                         (2,700)      (111,510)
Cadence Design Systems, Inc.*                            (15,300)      (126,378)
Cavium Networks, Inc.*                                    (5,200)      (195,936)
Ceva, Inc.*                                               (4,800)       (98,400)
Cirrus Logic, Inc.*                                       (8,000)      (127,840)
CommVault Systems, Inc.*                                  (4,100)      (117,342)
Concur Technologies, Inc.*                                (3,000)      (155,790)
Constant Contact, Inc.*                                   (6,300)      (195,237)
Corning, Inc.                                             (5,600)      (108,192)
Cree, Inc.*                                               (1,400)       (92,246)
Equinix, Inc.*                                            (2,700)      (219,402)
Gartner, Inc.*                                            (3,400)      (112,880)
Genpact Ltd.*                                             (6,600)      (100,320)
Informatica Corp.*                                        (3,000)      (132,090)
Marvell Technology Group Ltd.*                            (4,600)       (85,330)
Maxwell Technologies, Inc.*                               (5,200)       (98,228)
Mellanox Technologies Ltd.*                               (6,600)      (172,722)
Microchip Technology, Inc.                                (3,300)      (112,893)
Micron Technology, Inc.*                                 (11,200)       (89,824)
NetApp, Inc.*                                             (3,300)      (181,368)
Pegasystems, Inc.                                         (5,800)      (212,454)
Rackspace Hosting, Inc.*                                  (1,900)       (59,679)
SAIC, Inc.*                                              (13,100)      (207,766)
Salesforce.com, Inc.*                                     (1,900)      (250,800)
SAVVIS, Inc.*                                             (8,200)      (209,264)
Sina Corp.*                                               (2,700)      (185,814)
Sourcefire, Inc.*                                         (4,400)      (114,092)
SuccessFactors, Inc.*                                     (9,800)      (283,808)
Tekelec*                                                  (9,300)      (110,763)
Terremark Worldwide, Inc.*                               (14,500)      (187,775)
THQ, Inc.*                                               (26,800)      (162,408)
TiVo, Inc.*                                               (8,200)       (70,766)
Ultimate Software Group, Inc.*                            (6,000)      (291,780)
Universal Display Corp.*                                  (6,000)      (183,900)
Western Digital Corp.*                                    (5,700)      (193,230)
--------------------------------------------------------------------------------
                                                                     (6,000,669)
--------------------------------------------------------------------------------

FINANCIALS -- (22.4%)
Alexandria Real Estate Equities, Inc. REIT                (1,400)      (102,564)
AMB Property Corp. REIT                                   (4,100)      (130,011)
Arthur J Gallagher & Co.                                  (4,100)      (119,228)
Associated Banc-Corp.                                    (18,000)      (272,700)
BancorpSouth, Inc.                                       (10,700)      (170,665)
Bank of America Corp.                                     (6,800)       (90,712)
Bank of New York Mellon Corp.                             (4,600)      (138,920)
BioMed Realty Trust, Inc. REIT                            (7,600)      (141,740)
Charles Schwab Corp. (The)                               (10,900)      (186,499)
Cincinnati Financial Corp.                                (8,800)      (278,872)
Citigroup, Inc.*                                         (26,500)      (125,345)
Comerica, Inc.                                            (5,700)      (240,768)
CommonWealth REIT REIT                                    (4,100)      (104,591)
Cousins Properties, Inc. REIT                            (12,384)      (103,283)
Developers Diversified Realty Corp. REIT                  (9,000)      (126,810)
Digital Realty Trust, Inc. REIT                           (4,700)      (242,238)
First Horizon National Corp.*                            (15,260)      (179,763)
First Industrial Realty Trust, Inc. REIT*                (19,700)      (172,572)
First Midwest Bancorp, Inc.                              (10,200)      (117,504)
FirstMerit Corp.                                          (4,600)       (91,034)
Gleacher & Co., Inc.*                                    (34,700)       (82,239)
Goldman Sachs Group, Inc. (The)                             (800)      (134,528)
Hilltop Holdings, Inc.*                                  (20,500)      (203,360)
Horace Mann Educators Corp.                               (9,900)      (178,596)
Iberiabank Corp.                                          (4,400)      (260,172)
Interactive Brokers Group, Inc. - Class A                 (7,100)      (126,522)
Investors Real Estate Trust REIT                         (25,200)      (226,044)
Jefferies Group, Inc.                                     (7,300)      (194,399)
Kilroy Realty Corp. REIT                                  (6,300)      (229,761)
Loews Corp.                                               (5,600)      (217,896)
Markel Corp.*                                               (300)      (113,439)
MB Financial, Inc.                                        (4,600)       (79,672)
Medical Properties Trust, Inc. REIT                      (16,500)      (178,695)
Morgan Stanley                                            (2,700)       (73,467)
New York Community Bancorp, Inc.                          (6,200)      (116,870)
Northern Trust Corp.                                      (1,900)      (105,279)
Old Republic International Corp.                         (11,200)      (152,656)
PacWest Bancorp                                           (5,200)      (111,176)
People's United Financial, Inc.                           (8,500)      (119,085)
Pinnacle Financial Partners, Inc.*                        (9,000)      (122,220)
Regions Financial Corp.                                   (9,600)       (67,200)
State Street Corp.                                        (2,500)      (115,850)
Sterling Bancshares, Inc.                                (31,200)      (219,024)
Stifel Financial Corp.*                                   (2,700)      (167,508)
Sunstone Hotel Investors, Inc. REIT*                      (9,000)       (92,970)
Susquehanna Bancshares, Inc.                             (11,500)      (111,320)
SWS Group, Inc.                                          (21,000)      (106,050)
Synovus Financial Corp.                                  (68,900)      (181,896)
TFS Financial Corp.                                      (26,200)      (236,324)
Umpqua Holdings Corp.                                     (6,300)       (76,734)
United Community Banks, Inc.*                            (25,200)       (49,140)
Valley National Bancorp                                   (6,800)       (97,240)
Zions Bancorporation                                      (5,500)      (133,265)
--------------------------------------------------------------------------------
                                                                     (7,816,416)
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                 (31,925,762)
--------------------------------------------------------------------------------

TOTAL SECURITIES SOLD SHORT
($27,831,115)                                                       (31,925,762)
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 4.0%
(Cost $1,229,884)                                                  $  1,387,815

CASH COLLATERAL FOR SECURITIES SOLD SHORT -- 96.4%                   33,619,522

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%)                        (136,396)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 34,870,941
================================================================================

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Market Neutral Equity Fund -- December 31, 2010 (Unaudited)

*     Non-income producing security.
+ All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2010, was $65,018.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
REIT -- Real Estate Investment Trust

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION             LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Collateral for
  Securities
  Sold Short         $         --  $ 33,619,522    $         --    $ 33,619,522
Investment
  Funds                 1,369,246            --              --       1,369,246
Common
  Stocks                   18,569            --              --          18,569
--------------------------------------------------------------------------------
                                                                   $ 35,007,337

See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Mid Cap Fund-- December 31, 2010 (Unaudited)

                                                                      MARKET
COMMON STOCKS -- 100.1%                                   SHARES      VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 18.4%
Autodesk, Inc.*                                           53,160   $  2,030,712
Avago Technologies Ltd.                                   77,020      2,192,759
Cadence Design Systems, Inc.*                            250,900      2,072,434
Check Point Software Technologies Ltd.*                   48,580      2,247,311
Fidelity National Information Services, Inc.              55,270      1,513,845
IAC/InterActiveCorp*                                      76,810      2,204,447
Intuit, Inc.*                                             37,030      1,825,579
MercadoLibre, Inc.*                                       20,520      1,367,658
NetApp, Inc.*                                             33,940      1,865,343
Rovi Corp.*                                               41,060      2,546,131
SanDisk Corp.*                                            30,040      1,497,794
Teradyne, Inc.*                                           67,990        954,580
--------------------------------------------------------------------------------
                                                                     22,318,593
--------------------------------------------------------------------------------

FINANCIALS -- 15.0%
Arch Capital Group Ltd.*                                  20,300      1,787,415
Brandywine Realty Trust REIT                              56,280        655,662
CIT Group, Inc.*                                          35,340      1,664,514
City National Corp.                                       27,900      1,711,944
Comerica, Inc.                                            24,130      1,019,251
Digital Realty Trust, Inc. REIT+                          17,620        908,135
Discover Financial Services                               46,900        869,057
Douglas Emmett, Inc. REIT                                 76,200      1,264,920
Essex Property Trust, Inc. REIT                           13,890      1,586,516
Greenhill & Co., Inc.+                                    17,590      1,436,751
IntercontinentalExchange, Inc.*                           12,850      1,531,077
Jones Lang LaSalle, Inc.                                  18,780      1,576,018
Marsh & McLennan Cos., Inc.                               43,480      1,188,743
SunTrust Banks, Inc.                                      31,000        914,810
--------------------------------------------------------------------------------
                                                                     18,114,813
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 13.7%
Autoliv, Inc.                                             25,770      2,034,284
Coach, Inc.                                               16,490        912,062
DISH Network Corp. - Class A*                             32,580        640,523
Hasbro, Inc.                                              41,920      1,977,785
Lear Corp.*                                               26,950      2,660,234
Scripps Networks Interactive, Inc. - Class A              39,920      2,065,860
Stanley Black & Decker, Inc.                              34,810      2,327,745
Starwood Hotels & Resorts Worldwide, Inc.                 34,740      2,111,497
Wynn Resorts Ltd.                                         17,370      1,803,701
--------------------------------------------------------------------------------
                                                                     16,533,691
--------------------------------------------------------------------------------

INDUSTRIALS -- 11.1%
Cooper Industries PLC                                     33,860      1,973,699
Goodrich Corp.                                            22,050      1,941,944
Joy Global, Inc.                                          25,030      2,171,352
Kansas City Southern*                                     35,960      1,721,046
McDermott International, Inc.*                           117,890      2,439,144
United Continental Holdings, Inc.*+                       64,530      1,537,105
W.W. Grainger, Inc.                                       12,440      1,718,088
--------------------------------------------------------------------------------
                                                                     13,502,378
--------------------------------------------------------------------------------

MATERIALS -- 9.7%
Carpenter Technology Corp.                                41,370      1,664,729
Cliffs Natural Resources, Inc.                            30,410      2,372,284
Cytec Industries, Inc.                                    33,230      1,763,184
Lubrizol Corp.                                            13,800      1,474,944
Scotts Miracle-Gro Co. (The) - Class A                    11,890        603,655
Stillwater Mining Co.*                                    57,910      1,236,379
Walter Energy, Inc.                                       20,780      2,656,515
--------------------------------------------------------------------------------
                                                                     11,771,690
--------------------------------------------------------------------------------
ENERGY -- 8.1%

Concho Resources, Inc.*                                   28,050      2,459,143
Ensco PLC ADR                                             40,710      2,173,100
Newfield Exploration Co.*                                 16,945      1,221,904
Oil States International, Inc.*                           35,900      2,300,831
QEP Resources, Inc.                                       46,700      1,695,677
--------------------------------------------------------------------------------
                                                                      9,850,655
--------------------------------------------------------------------------------

HEALTH CARE -- 7.8%
Alexion Pharmaceuticals, Inc.*                            25,980      2,092,689
AmerisourceBergen Corp.                                   57,720      1,969,406
DaVita, Inc.*                                             12,120        842,219
Dendreon Corp.*+                                          27,510        960,649
United Therapeutics Corp.*                                18,870      1,192,962
Valeant Pharmaceuticals International, Inc.+              84,690      2,395,880
--------------------------------------------------------------------------------
                                                                      9,453,805
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 6.7%
Green Mountain Coffee Roasters, Inc.*+                    70,400      2,313,344
Herbalife Ltd.                                            31,540      2,156,390
Mead Johnson Nutrition Co. - Class A                      29,920      1,862,520
Whole Foods Market, Inc.*                                 34,920      1,766,603
--------------------------------------------------------------------------------
                                                                      8,098,857
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 5.0%
Frontier Communications Corp.                            159,050      1,547,557
SBA Communications Corp. - Class A*                       58,930      2,412,594
Windstream Corp.                                         149,430      2,083,054
--------------------------------------------------------------------------------
                                                                      6,043,205
--------------------------------------------------------------------------------

UTILITIES -- 4.6%
Northeast Utilities                                       60,690      1,934,797
Questar Corp.                                            101,300      1,763,633
TECO Energy, Inc.                                        102,350      1,821,830
--------------------------------------------------------------------------------
                                                                      5,520,260
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $121,207,947
--------------------------------------------------------------------------------

INVESTMENT FUNDS --7.4%

Invesco Liquid Assets Portfolio**                      8,126,863      8,126,863
Touchstone Institutional Money Market
  Fund^                                                  887,953        887,953
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $  9,014,816
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 107.5%
(Cost $104,996,231)                                                $130,222,763

LIABILITIES IN EXCESS OF OTHER ASSETS -- (7.5%)                      (9,115,104)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $121,107,659
================================================================================

*     Non-income producing security.
+ All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2010, was $7,949,963.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
ADR -- American Depositary Receipt
PLC -- Public Limited Company

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Mid Cap Fund-- December 31, 2010 (Unaudited)

REIT -- Real Estate Investment Trust
SBA -- Small Business Adminstration

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION             LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------

Common
  Stocks             $121,207,947  $         --    $         --    $121,207,947
Investment
  Funds                 9,014,816            --              --       9,014,816
--------------------------------------------------------------------------------
                                                                   $130,222,763

See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Mid Cap Value Fund -- December 31, 2010 (Unaudited)

                                                                      MARKET
COMMON STOCKS -- 98.3%                                    SHARES      VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 24.3%
Ameriprise Financial, Inc.                                11,668   $    671,493
Boston Properties, Inc. REIT                               6,869        591,421
Comerica, Inc.                                            16,807        709,928
Endurance Specialty Holdings Ltd.                         13,781        634,891
Federated Investors, Inc. - Class B+                      27,517        720,120
Fifth Third Bancorp                                       40,293        591,501
Host Hotels & Resorts, Inc. REIT                          39,814        711,476
Liberty Property Trust REIT                               21,219        677,310
PartnerRe Ltd.                                             7,778        624,962
People's United Financial, Inc.                           51,128        716,303
ProAssurance Corp.*                                       10,410        630,846
Reinsurance Group of America, Inc.                        11,831        635,443
Synovus Financial Corp.+                                 212,637        561,362
TCF Financial Corp.+                                      33,443        495,291
Unum Group                                                30,107        729,192
Willis Group Holdings PLC                                 18,541        642,075
Zions Bancorporation                                      36,787        891,349
--------------------------------------------------------------------------------
                                                                     11,234,963
--------------------------------------------------------------------------------

INDUSTRIALS -- 12.5%
Avery Dennison Corp.                                      16,159        684,172
Cintas Corp.                                              28,828        806,031
Dover Corp.                                               11,599        677,961
Flowserve Corp.                                            5,244        625,190
Fluor Corp.                                               11,183        740,985
Masco Corp.                                               36,704        464,673
Pitney Bowes, Inc.                                        26,170        632,791
Spirit Aerosystems Holdings, Inc. - Class A*              25,081        521,936
Towers Watson & Co. - Class A                             11,704        609,310
--------------------------------------------------------------------------------
                                                                      5,763,049
--------------------------------------------------------------------------------

UTILITIES -- 10.0%
AGL Resources, Inc.                                       19,476        698,214
American Water Works Co., Inc.                            27,120        685,865
Consolidated Edison, Inc.                                  8,121        402,558
Edison International                                      13,190        509,134
Great Plains Energy, Inc.+                                34,335        665,756
Portland General Electric Co.                             23,620        512,554
SCANA Corp.                                               12,267        498,040
Xcel Energy, Inc.                                         28,122        662,273
--------------------------------------------------------------------------------
                                                                      4,634,394
--------------------------------------------------------------------------------

ENERGY -- 9.7%
EQT Corp.                                                 13,634        611,349
Murphy Oil Corp.                                           8,601        641,205
Nabors Industries Ltd.*                                   30,438        714,075
Newfield Exploration Co.*                                  8,794        634,135
Pioneer Natural Resources Co.                              7,235        628,143
Range Resources Corp.                                     14,106        634,488
Spectra Energy Corp.                                      24,745        618,377
--------------------------------------------------------------------------------
                                                                      4,481,772
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 9.4%
American Eagle Outfitters, Inc.                           46,355        678,174
Darden Restaurants, Inc.                                  12,996        603,534
Gap, Inc. (The)                                           21,118        467,553
Harley-Davidson, Inc.                                     18,940        656,650
International Game Technology                             32,044        566,858
Interpublic Group of Cos., Inc.*                          53,898        572,397
J. Crew Group, Inc.*                                       7,745        334,119
Nordstrom, Inc.                                           11,439        484,785
--------------------------------------------------------------------------------
                                                                      4,364,070
--------------------------------------------------------------------------------

MATERIALS -- 9.1%
Alcoa, Inc.                                               32,529        500,621
Allegheny Technologies, Inc.+                             12,498        689,640
Bemis Co., Inc.                                           13,728        448,356
Huntsman Corp.                                            33,174        517,846
Nucor Corp.+                                              16,933        742,004
Owens-Illinois, Inc.*                                     23,820        731,274
Packaging Corp of America                                 22,802        589,204
--------------------------------------------------------------------------------
                                                                      4,218,945
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 8.5%
Adobe Systems, Inc.*                                      19,169        590,022
Analog Devices, Inc.                                      19,403        730,911
Brocade Communications Systems, Inc.*                    117,554        621,860
Diebold, Inc.                                             11,556        370,370
Molex, Inc.+                                              32,186        731,266
Synopsys, Inc.*                                           31,970        860,313
--------------------------------------------------------------------------------
                                                                      3,904,742
--------------------------------------------------------------------------------

HEALTH CARE -- 8.0%
AmerisourceBergen Corp.                                   19,913        679,432
Cooper Cos., Inc. (The)                                    6,660        375,224
Henry Schein, Inc.*                                       11,570        710,282
Hologic, Inc.*                                            36,573        688,304
Quest Diagnostics, Inc.                                   10,669        575,806
Teleflex, Inc.                                            11,952        643,137
--------------------------------------------------------------------------------
                                                                      3,672,185
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 6.8%
ConAgra Foods, Inc.                                       27,319        616,863
Constellation Brands, Inc. - Class A*                     26,760        592,734
Del Monte Foods Co.                                       29,657        557,552
Kroger Co. (The)                                          29,353        656,333
Molson Coors Brewing Co. - Class B                        14,449        725,195
--------------------------------------------------------------------------------
                                                                      3,148,677
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 45,422,797
--------------------------------------------------------------------------------

INVESTMENT FUNDS --9.9%
Invesco Liquid Assets Portfolio**                      3,703,062      3,703,062
iShares Russell Midcap Value Index Fund                    9,937        447,265
Touchstone Institutional Money Market Fund^              439,025        439,025
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $  4,589,352
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 108.2%
(Cost $44,884,897)                                                 $ 50,012,149

LIABILITIES IN EXCESS OF OTHER ASSETS -- (8.2%)                      (3,804,227)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 46,207,922
================================================================================

+ All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2010, was $3,601,598.
*     Non-income producing security.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
PLC -- Public Limited Company
REIT -- Real Estate Investment Trust

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Mid Cap Value Fund -- December 31, 2010 (Unaudited)

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION             LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------

Common
  Stocks             $ 45,422,797  $         --    $         --    $ 45,422,797
Investment
  Funds                 4,589,352            --              --       4,589,352
--------------------------------------------------------------------------------
                                                                   $ 50,012,149

See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Premium Yield Equity Fund -- December 31, 2010 (Unaudited)

                                                                      MARKET
COMMON STOCKS -- 97.7%                                     SHARES     VALUE
--------------------------------------------------------------------------------

ENERGY -- 22.2%
Enerplus Resources Fund                                   63,798   $  1,967,530
Kinder Morgan Management LLC*                             50,422      3,372,223
Seadrill Ltd.                                             36,126      1,225,394
Southern Union Co.                                        54,574      1,313,596
Spectra Energy Corp.                                      55,342      1,382,997
Statoil ASA ADR                                           57,187      1,359,335
--------------------------------------------------------------------------------
                                                                     10,621,075
--------------------------------------------------------------------------------
UTILITIES -- 16.5%
American Water Works Co., Inc.                            74,251      1,877,808
National Grid PLC ADR                                     26,903      1,193,955
NiSource, Inc.                                            90,700      1,598,134
Northeast Utilities                                       28,440        906,667
ONEOK, Inc.                                               29,209      1,620,224
Pepco Holdings, Inc.                                      38,432        701,384
--------------------------------------------------------------------------------
                                                                      7,898,172
--------------------------------------------------------------------------------

HEALTH CARE -- 15.9%
Abbott Laboratories                                       30,438      1,458,285
Bristol-Myers Squibb Co.                                  29,209        773,454
Eli Lilly & Co.                                           25,365        888,790
GlaxoSmithKline PLC ADR                                   23,059        904,374
Johnson & Johnson                                         23,059      1,426,199
Merck & Co., Inc.                                         38,432      1,385,089
Pfizer, Inc.                                              45,350        794,079
--------------------------------------------------------------------------------
                                                                      7,630,270
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 11.7%
AT&T, Inc.                                                39,970      1,174,319
BCE, Inc.                                                 14,604        517,858
Tele Norte Leste Participacoes SA ADR                     45,350        666,645
Telefonica SA ADR                                         16,910      1,156,982
Vodafone Group PLC ADR                                    34,743        918,257
Windstream Corp.                                          83,782      1,167,921
--------------------------------------------------------------------------------
                                                                      5,601,982
--------------------------------------------------------------------------------

FINANCIALS -- 11.0%
Bank of Montreal                                          11,530        663,782
Cincinnati Financial Corp.                                32,283      1,023,048
Digital Realty Trust, Inc. REIT                           17,679        911,176
HCP, Inc. REIT                                            41,046      1,510,082
NYSE Euronext                                             39,201      1,175,246
--------------------------------------------------------------------------------
                                                                      5,283,334
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 10.9%
Intel Corp.                                               69,178      1,454,813
Maxim Integrated Products, Inc.                           52,268      1,234,570
Microchip Technology, Inc.                                36,895      1,262,178
Taiwan Semiconductor Manufacturing Co.
  Ltd. ADR                                                99,309      1,245,335
--------------------------------------------------------------------------------
                                                                      5,196,896
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 4.7%
H.J. Heinz Co.                                            18,601        920,005
Procter & Gamble Co. (The)                                20,753      1,335,041
--------------------------------------------------------------------------------
                                                                      2,255,046
--------------------------------------------------------------------------------

INDUSTRIALS -- 2.8%
R.R. Donnelley & Sons Co.                                 76,865      1,342,832
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 2.0%
Cinemark Holdings, Inc.                                   27,825        479,703
McDonald's Corp.                                           5,995        460,176
--------------------------------------------------------------------------------
                                                                   $    939,879
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 46,769,486
--------------------------------------------------------------------------------

INVESTMENT FUND -- 1.8%
Touchstone Institutional Money Market Fund^              837,863   $    837,863
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 99.5%
(Cost $44,174,053)                                                 $ 47,607,349

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%                           235,613
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 47,842,962
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
ADR -- American Depositary
Receipt PLC -- Public Limited
Company REIT -- Real Estate Investment Trust

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION             LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------

Common
  Stocks             $ 46,769,486  $         --    $         --    $ 46,769,486
Investment
  Fund                    837,863            --              --         837,863
--------------------------------------------------------------------------------
                                                                   $ 47,607,349

See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Sands Capital Select Growth Fund -- December 31, 2010 (Unaudited)

                                                                      MARKET
COMMON STOCKS -- 98.9%                                    SHARES      VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 35.7%

Apple, Inc.*                                             169,200   $ 54,577,152
ASML Holding NV - Class G                                473,800     18,165,492
Cree, Inc.*+                                             370,500     24,412,245
F5 Networks, Inc.*                                       132,500     17,246,200
Google, Inc. - Class A*                                   72,900     43,300,413
QUALCOMM, Inc.                                         1,123,800     55,616,862
Salesforce.com, Inc.*                                    489,600     64,627,200
Visa, Inc. - Class A                                     602,800     42,425,064
--------------------------------------------------------------------------------
                                                                    320,370,628

--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 20.6%
Amazon.com, Inc.*                                        382,200     68,796,000
Las Vegas Sands Corp.*                                   541,500     24,881,925
Netflix, Inc.*+                                           91,600     16,094,120
NIKE, Inc. - Class B                                     330,900     28,265,478
Staples, Inc.                                          1,010,600     23,011,362
Starbucks Corp.                                          748,600     24,052,518
--------------------------------------------------------------------------------
                                                                    185,101,403
--------------------------------------------------------------------------------

HEALTH CARE -- 16.1%
Alexion Pharmaceuticals, Inc.*                           260,200     20,959,110
Allergan, Inc.                                           496,600     34,101,522
Illumina, Inc.*                                          560,800     35,521,072
Intuitive Surgical, Inc.*                                108,500     27,965,875
Varian Medical Systems, Inc.*                            369,400     25,592,032
--------------------------------------------------------------------------------
                                                                    144,139,611
--------------------------------------------------------------------------------

ENERGY -- 14.2%
FMC Technologies, Inc.*                                  437,600     38,907,016
National-Oilwell Varco, Inc.                             511,700     34,411,825
Schlumberger Ltd.                                        458,100     38,251,350
Southwestern Energy Co.*                                 413,700     15,484,791
--------------------------------------------------------------------------------
                                                                    127,054,982
--------------------------------------------------------------------------------

FINANCIALS -- 6.1%
Charles Schwab Corp. (The)                             1,531,700     26,207,387
IntercontinentalExchange, Inc.*                          241,600     28,786,640
--------------------------------------------------------------------------------
                                                                     54,994,027
--------------------------------------------------------------------------------

INDUSTRIALS -- 4.4%
CH Robinson Worldwide, Inc.                              225,800     18,106,902
W.W. Grainger, Inc.                                      157,000     21,683,270
--------------------------------------------------------------------------------
                                                                     39,790,172
--------------------------------------------------------------------------------

MATERIALS -- 1.8%
Praxair, Inc.                                            167,500     15,991,225
--------------------------------------------------------------------------------


TOTAL COMMON STOCKS                                                $887,442,048
--------------------------------------------------------------------------------

INVESTMENT FUNDS --3.9%
Invesco Liquid Assets Portfolio**                     23,008,930     23,008,930
Touchstone Institutional Money Market
  Fund^                                               11,901,123     11,901,123
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $ 34,910,053
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 102.8%
(Cost $662,016,934)                                                $922,352,101

LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.8%)                     (25,158,436)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $897,193,665
================================================================================

*     Non-income producing security.
+ All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2010, was $22,213,705.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION             LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------

Common
  Stocks             $887,442,048  $         --    $         --    $887,442,048
Investment
  Funds                34,910,053            --              --      34,910,053
--------------------------------------------------------------------------------
                                                                   $922,352,101

See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Short Duration Fixed Income Fund -- December 31, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               ASSET-BACKED SECURITIES -- 30.4%
$    480,000   American Express Credit Account Master
                 Trust, Ser 2005-4,  Class A,  0.330%,
                 1/15/15(a)                                        $    479,081
     310,000   American Express Credit Account Master
                 Trust, Ser 2010-1,  Class A,  0.510%,
                 11/16/15(a)                                            310,000
     125,000   American Tower Trust, Ser 2007-1A,  Class
                 AFX, 144a, 5.420%, 4/15/37                             135,157
     215,000   AmeriCredit Automobile Receivables Trust,
                 Ser 2010-3,  Class A3,  1.140%, 4/8/15                 214,552
     129,671   Bank of America Auto Trust, Ser 2008-1A,
                 Class A3A, 144a, 4.970%, 9/20/12                       131,401
     235,000   Cabela's Master Credit Card Trust, Ser
                 2006-3A,  Class A1, 144a, 5.260%, 10/15/14             242,196
      87,210   CenterPoint Energy Transition Bond Co. LLC,
                 Ser 2005-A,  Class A2,  4.970%, 8/1/14                  89,655
     270,000   Chase Issuance Trust, Ser 2007-A17,  Class
                 A,  5.120%, 10/15/14                                   289,975
     430,000   Chase Issuance Trust, Ser 2008-A11,  Class
                 A11,  5.400%, 7/15/15                                  473,415
     305,000   Chase Issuance Trust, Ser 2009-A3,  Class
                 A3,  2.400%, 6/17/13                                   307,530
     287,136   Chrysler Financial Auto Securitization
                 Trust, Ser 2009-A,  Class A3,  2.820%,
                 1/15/16                                                291,712
     405,000   Citibank Omni Master Trust, Ser 2009-A17,
                 Class A17, 144a, 4.900%, 11/15/18                      431,284
      41,877   CNH Equipment Trust, Ser 2008-B,  Class
                 A3B,  1.660%, 7/16/12(a)                                41,902
     150,000   CNH Equipment Trust, Ser 2008-B,  Class
                 A4A,  5.600%, 11/17/14                                 154,515
     176,947   CNH Equipment Trust, Ser 2009-A,  Class
                 A3,  5.280%, 11/15/12                                  179,589
     425,000   CNH Equipment Trust, Ser 2009-B,  Class
                 A4,  5.170%, 10/15/14                                  446,801
     215,000   CNH Equipment Trust, Ser 2010-A,  Class
                 A4,  2.490%, 1/15/16                                   219,826
     237,177   College & University Facility Loan Trust,
                 Ser 2,  Class D,  4.000%, 6/1/18                       237,177
     165,621   Community Program Loan Trust, Ser 1987-A,
                 Class A4,  4.500%, 10/1/18                             166,497
     425,000   Discover Card Master Trust, Ser 2008-A3,
                 Class A3,  5.100%, 10/15/13                            430,628
     445,000   FDIC Structured Sale Guaranteed Notes, Ser
                 2010-S3,  Class A, 144a, 2.740%, 12/3/20               444,519
     240,000   Ford Credit Auto Lease Trust, Ser 2010-A,
                 Class A3, 144a, 1.620%, 11/15/13                       241,239
      11,794   Ford Credit Auto Owner Trust, Ser 2007-B,
                 Class A3A,  5.150%, 11/15/11                            11,817
     140,000   Ford Credit Auto Owner Trust, Ser 2009-B,
                 Class A4,  4.500%, 7/15/14                             148,739
     700,000   GE Capital Credit Card Master Note Trust,
                 Ser 2009-2,  Class A,  3.690%, 7/15/15                 727,136
     405,000   GE Capital Credit Card Master Note Trust,
                 Ser 2010-3,  Class A,  2.210%, 6/15/16                 411,811
     250,547   GE Equipment Midticket LLC, Ser 2009-1,
                 Class A3,  2.340%, 6/17/13                             253,012
     240,000   GE Equipment Midticket LLC, Ser 2010-1,
                 Class A3, 144a, 0.940%, 7/14/14                        239,507
     193,056   Greenwich Capital Commercial Funding Corp., Ser
                 2004-GG1,  Class A5,  4.883%, 6/10/36                  195,121
     243,570   Harley-Davidson Motorcycle Trust, Ser 2006-1,
                 Class A2, 144a, 5.040%, 10/15/12                       244,005
     300,000   Harley-Davidson Motorcycle Trust, Ser 2009-2,
                 Class A4,  3.320%, 2/15/17                             309,933
     400,000   Huntington Auto Trust, Ser 2009-1A,  Class A4,
                 144a, 5.730%, 1/15/14                                  423,362
     178,357   IMC Home Equity Loan Trust, Ser 1997-5,  Class
                 A9,  7.310%, 11/20/28                                  176,197
     120,030   Morgan Stanley Capital I, Ser 2007-HQ11,  Class
                 A1,  5.246%, 2/12/44                                   121,349
     440,000   Nissan Auto Lease Trust, Ser 2009-A,  Class
                 A4,  3.510%, 11/17/14                                  446,166
     440,000   Nissan Auto Lease Trust, Ser 2010-A,  Class
                 A3,  1.390%, 1/15/16                                   442,508
     313,473   PG&E Energy Recovery Funding LLC, Ser 2005-1,
                 Class A4,  4.370%, 6/25/14                             323,002
      61,982   PG&E Energy Recovery Funding LLC, Ser 2005-2,
                 Class A2,  5.030%, 3/25/14                              63,896
      83,106   RSB Bondco LLC, Ser 2007-A,  Class A1,  5.470%,
                 10/1/14                                                 86,974
     285,000   Santander Drive Auto Receivables Trust, Ser
                 2010-1,  Class A3,  1.840%, 11/17/14                   286,344
     440,000   Tax Liens Securitization Trust, Ser 2010-1A,
                 Class 1A2, 144a, 2.000%, 4/15/18                       439,208
     319,217   Volkswagen Auto Lease Trust, Ser 2009-A,  Class
                 A3,  3.410%, 4/16/12                                   322,609
     305,000   Volkswagen Auto Lease Trust, Ser 2010-A,  Class
                 A3,  0.990%, 11/20/13                                  304,358
      33,538   Volkswagen Auto Loan Enhanced Trust, Ser
                 2008-1,  Class A3,  4.500%, 7/20/12                     33,682
     435,000   Volvo Financial Equipment LLC, Ser 2010-1A,
                 Class A2, 144a, 1.060%, 6/15/12                        435,670
     260,000   World Financial Network Credit Card Master
                 Trust, Ser 2009-A,  Class A,  4.600%, 9/15/15          267,296
     180,000   World Financial Network Credit Card Master
                 Trust, Ser 2009-B,  Class A,  3.790%, 5/15/16          185,862
     205,000   World Financial Network Credit Card Master
                 Trust, Ser 2009-D,  Class A,  4.660%, 5/15/17          217,457
     291,068   World Omni Auto Receivables Trust, Ser 2007-B,
                 Class A4,  5.390%, 5/15/13                             299,011
--------------------------------------------------------------------------------

               TOTAL ASSET-BACKED SECURITIES                       $ 13,374,683
--------------------------------------------------------------------------------

               CORPORATE BONDS -- 25.4%
               FINANCIALS -- 15.2%
     350,000   American Express Bank,  0.412%, 6/12/12(a)               348,250
     150,000   Bank of New York Mellon Corp.,  5.125%, 11/1/11          155,727
     315,000   Bank of New York Mellon Corp. MTN,  4.950%,
                 11/1/12                                                337,974
     215,000   Barclays Bank PLC,  2.500%, 1/23/13                      218,490
     195,000   CME Group, Inc.,  5.750%, 2/15/14                        215,913
     315,000   Credit Suisse USA, Inc.,  6.125%, 11/15/11               330,046
     225,000   FIA Card Services NA MTN,  6.625%, 6/15/12               238,037

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Short Duration Fixed Income Fund -- December 31, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               CORPORATE BONDS -- 25.4% (CONTINUED)
$    225,000   General Electric Capital Corp. MTN,  0.458%,
                 7/27/12(a)                                        $    224,364
     280,000   Goldman Sachs Group, Inc.,  6.875%, 1/15/11              280,454
     275,000   Hudson United Bank,  7.000%, 5/15/12                     296,189
     320,000   Jefferies Group, Inc.,  7.750%, 3/15/12                  342,068
     335,000   John Deere Capital Corp., Ser CORE,  2.000%,
                 4/15/11                                                335,041
     425,000   M&I Marshall & Ilsley Bank,  3.875%, 8/19/11             434,355
     285,000   Manufacturers & Traders Trust Co.,  1.803%,
                 4/1/13(a)                                              281,597
      60,000   Merrill Lynch & Co., Inc. MTN,  6.150%,
                 4/25/13                                                 64,380
     300,000   MetLife of Connecticut Institutional Funding
                 Ltd. MTN, 0.539%, 12/8/11(a)                           298,761
     205,000   Morgan Stanley,  5.300%, 3/1/13                          218,452
     270,000   National City Bank of Kentucky,  6.300%,
                 2/15/11                                                271,602
     120,000   New York Life Global Funding,  144a, 5.250%,
                 10/16/12                                               129,105
     365,000   Northern Trust Corp.,  5.300%, 8/29/11                   375,811
     450,000   PNC Funding Corp.,  2.300%, 6/22/12                      461,457
     260,000   SunTrust Bank, Inc.,  6.375%, 4/1/11                     263,277
     300,000   TD Ameritrade Holding Corp.,  2.950%, 12/1/12            306,953
     241,984   Whc-Irs Trust,  6.980%, 5/15/15                          254,850
--------------------------------------------------------------------------------
                                                                      6,683,153
--------------------------------------------------------------------------------

               INDUSTRIALS -- 3.0%
     225,000   Cooper US, Inc.,  5.250%, 11/15/12                       241,650
     175,786   Federal Express Corp. 1995 Pass Through
                 Trust, Ser B2,  7.110%, 1/2/14                         176,401
     123,756   Petrodrill Five Ltd., Ser 5,  4.390%, 4/15/16            129,685
     160,424   Petrodrill Four Ltd., Ser 4,  4.240%, 1/15/16            168,024
     200,000   Roper Industries, Inc.,  6.625%, 8/15/13                 222,908
     225,000   Ryder System, Inc. MTN,  5.950%, 5/2/11                  228,540
     163,677   Systems 2001 AT LLC,  144a, 6.664%, 9/15/13              179,570
--------------------------------------------------------------------------------
                                                                      1,346,778
--------------------------------------------------------------------------------

               TELECOMMUNICATION SERVICES -- 1.5%
     187,580   BellSouth Telecommunications, Inc.,  6.300%,
                 12/15/15                                               202,037
     240,000   New Cingular Wireless Services, Inc.,
                 8.125%, 5/1/12                                         262,172
     175,000   Verizon New England, Inc.,  6.500%, 9/15/11              181,806
--------------------------------------------------------------------------------
                                                                        646,015
--------------------------------------------------------------------------------

               CONSUMER STAPLES -- 1.3%
     330,954   CVS Pass-Through Trust,  144a, 6.117%,
                 1/10/13                                                352,880
     215,000   Kroger Co.,  6.800%, 4/1/11                              218,153
--------------------------------------------------------------------------------
                                                                        571,033
--------------------------------------------------------------------------------

               ENERGY -- 1.3%
     250,000   Baker Hughes, Inc.,  6.500%, 11/15/13                    284,521
     271,420   Rowan Cos., Inc.,  2.800%, 10/20/13                      272,066
--------------------------------------------------------------------------------
                                                                        556,587
--------------------------------------------------------------------------------

               INFORMATION TECHNOLOGY -- 0.8%
     150,000   Analog Devices, Inc.,  5.000%, 7/1/14                    161,666
     200,000   Hewlett-Packard Co.,  2.250%, 5/27/11                    201,730
--------------------------------------------------------------------------------
                                                                        363,396
--------------------------------------------------------------------------------

               HEALTH CARE -- 0.8%
     330,000   Express Scripts, Inc.,  5.250%, 6/15/12                  348,300
--------------------------------------------------------------------------------

               CONSUMER DISCRETIONARY -- 0.5%
     245,000   Comcast Cable Communications LLC,  6.750%,
                 1/30/11                                                246,008
--------------------------------------------------------------------------------

               MATERIALS -- 0.5%
     185,000   Dow Chemical Co. (The),  7.600%, 5/15/14                 213,377
--------------------------------------------------------------------------------

               UTILITIES -- 0.5%
     190,000   National Rural Utilities Cooperative Finance
                 Corp. MTN, 7.250%, 3/1/12                              203,679
--------------------------------------------------------------------------------

               TOTAL CORPORATE BONDS                               $ 11,178,326
--------------------------------------------------------------------------------

               U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
                 -- 16.0%

         117   FHLMC, Pool #G10446,  6.500%, 2/1/11                         118
      69,858   FHLMC, Pool #D94598,  6.500%, 4/1/21                      77,274
      16,477   FHLMC, Pool #E97227,  7.000%, 9/1/14                      16,569
     111,000   FHLMC, Pool #C66916,  7.000%, 5/1/32                     126,550
     100,130   FHLMC, Pool #G30085,  7.500%, 10/1/17                    113,195
     314,562   FHLMC REMICS, Pool #2510 TA,  4.000%,
                 6/15/32                                                329,908
      27,675   FHLMC REMICS, Ser 2892, Class A,  5.000%,
                 5/15/21                                                 27,772
      14,203   FNMA, Pool #313429,  7.000%, 3/1/12                       14,501
      33,368   FNMA, Pool #323441,  7.000%, 12/1/13                      34,290
     123,798   FNMA, Pool #546474,  7.000%, 1/1/15                      129,951
       7,183   FNMA, Pool #334593,  7.000%, 5/1/24                        8,204
     114,484   FNMA, Pool #323832,  7.500%, 7/1/29                      131,077
     158,818   FNMA, Pool #665773,  7.500%, 6/1/31                      181,655
          21   FNMA, Pool #N 6222,  9.000%, 4/1/16                           21
     132,606   FNMA REMICS, Ser 2003-66, Class AP,  3.500%,
                 11/25/32                                               138,346
     292,156   FNMA REMICS, Ser 2003-19, Class ME,  4.000%,
                 1/25/33                                                307,751
     454,594   FNMA REMICS, Ser 2003-42, Class CA,  4.000%,
                 5/25/33                                                475,892
     480,144   FNMA REMICS, Ser 2003-119, Class PU,
                 4.000%, 11/25/33                                       504,194
     203,016   GNMA, Ser 2004-43, Class A,  2.822%,
                 12/16/19                                               204,464
     231,128   GNMA, Ser 2004-97, Class AB,  3.084%,
                 4/16/22                                                233,939
      10,088   GNMA, Pool #G2 8426,  3.125%, 11/20/18 (a)                10,383
     142,820   GNMA, Ser 2006-19, Class A,  3.387%, 6/16/30             144,645
     189,694   GNMA, Ser 2006-39, Class A,  3.772%, 6/16/25             193,015
      93,857   GNMA, Ser 2004-6, Class B,  3.949%, 7/16/33               97,519
     282,901   GNMA, Ser 2005-76, Class A,  3.963%, 5/16/30             294,289
     126,758   GNMA, Ser 2005-79, Class A,  3.998%,
                 10/16/33                                               128,274

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Short Duration Fixed Income Fund -- December 31, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
                 -- 16.0% (CONTINUED)
$    168,456   GNMA, Ser 2005-12, Class A,  4.044%, 5/16/21        $    170,485
     299,315   GNMA, Ser 2003-43, Class B,  4.374%, 4/16/33             312,477
     543,680   GNMA, Ser 2002-72, Class AB,  4.500%,
                 10/20/32                                               575,816
     192,370   GNMA, Ser 2003-17, Class AB,  4.650%,
                 7/16/31                                                203,998
     380,000   GNMA, Ser 2004-78, Class C,  4.658%, 4/16/29             402,810
     430,000   GNMA, Ser 2004-12, Class BA,  4.807%,
                 8/16/32                                                455,224
       2,581   GNMA, Pool #G2 2707,  5.500%, 1/20/14                      2,740
       2,435   GNMA, Pool #G2 2802,  5.500%, 7/20/14                      2,585
      35,583   GNMA, Pool #G2 2843,  5.500%, 11/20/14                    37,772
      45,830   GNMA, Pool #578189,  6.000%, 2/15/32                      50,602
       7,797   GNMA, Pool #462486,  6.500%, 1/15/13                       8,512
      30,325   GNMA, Pool #569337,  6.500%, 4/15/22                      34,293
      73,828   GNMA, Pool #780604,  7.000%, 7/15/12                      75,866
      57,945   GNMA, Pool #G2 814,  8.000%, 8/20/17                      64,993
      23,842   GNMA, Pool #780327,  8.000%, 11/15/17                     26,770
      60,905   GNMA, Pool #780322,  8.000%, 11/15/22                     71,062
      47,923   GNMA, Pool #344233,  8.000%, 2/15/23                      56,323
     121,140   GNMA, Pool #345123,  8.000%, 12/15/23                    142,373
     413,334   NCUA Guaranteed Notes, Ser 2010-C1, Class
                 A1,  1.600%, 10/29/20                                  404,929
--------------------------------------------------------------------------------
               TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
                 OBLIGATIONS                                       $  7,023,426
--------------------------------------------------------------------------------

               COMMERCIAL MORTGAGE-BACKED SECURITIES -- 9.6%
     335,000   Banc of America Commercial Mortgage, Inc.,
                 Ser 2002-2,  Class A3,  5.118%, 7/11/43                345,122
     285,086   Banc of America Commercial Mortgage, Inc.,
                 Ser 2005-2,  Class A4,  4.783%, 7/10/43(a)             295,791
      33,654   Credit Suisse First Boston Mortgage
                 Securities Corp., Ser 2001-CF2,  Class
                 A4,  6.505%, 2/15/34                                    33,637
      80,120   First Union National Bank Commercial
                 Mortgage, Ser 2001-C2,  Class A2,  6.663%,
                 1/12/43                                                 80,086
     243,408   First Union National Bank Commercial
                 Mortgage, Ser 2001-C4,  Class A2,  6.223%,
                 12/12/33                                               249,459
      77,695   GE Capital Commercial Mortgage Corp., Ser
                 2001-1,  Class A2,  6.531%, 5/15/33                     77,838
     360,000   GE Capital Commercial Mortgage Corp., Ser
                 2001-3,  Class A2,  6.070%, 6/10/38                    369,659
     335,000   GMAC Commercial Mortgage Securities, Inc.,
                 Ser 2003-C1,  Class A2,  4.079%, 5/10/36               347,422
     320,000   JP Morgan Chase Commercial Mortgage
                 Securities Corp., Ser 2003-CB6,  Class
                 A2,  5.255%, 7/12/37(a)                                342,394
     171,582   LB-UBS Commercial Mortgage Trust, Ser
                 2001-C2,  Class A2,  6.653%, 11/15/27                  171,978
     288,992   LB-UBS Commercial Mortgage Trust, Ser
                 2002-C1,  Class A4,  6.462%, 3/15/31                   301,651
     368,436   LB-UBS Commercial Mortgage Trust, Ser
                 2002-C7,  Class A3,  4.659%, 12/15/26                  375,266
     100,289   LB-UBS Commercial Mortgage Trust, Ser
                 2003-C5,  Class A3,  4.254%, 7/15/27                   104,047
     315,000   LB-UBS Commercial Mortgage Trust, Ser
                 2003-C7,  Class A3,  4.559%, 9/15/27(a)                316,829
     253,476   Merrill Lynch Mortgage Investors, Inc., Ser
                 1998-C1,  Class A3,  6.720%, 11/15/26(a)               277,653
     415,000   Wachovia Bank Commercial Mortgage Trust, Ser
                 2003-C3,  Class A2,  4.867%, 2/15/35                   435,283
     101,719   Wells Fargo Mortgage Backed Securities
                 Trust, Ser 2006-16,  Class A12,  5.000%,
                 11/25/36                                               101,665
--------------------------------------------------------------------------------

               TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES         $  4,225,780
--------------------------------------------------------------------------------

               U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.8%

     260,000   FNMA,  5.250%, 8/1/12                                    277,758
     283,706   SBA, Pool #506207,  1.000%, 11/25/14 (a)                 283,544
     383,296   SBA, Ser P10A,  4.504%, 2/1/14                           401,347
     278,223   SBA, Ser 2008-10B, Class 1,  4.580%, 3/1/18              295,971
     140,499   SBA, Ser 2005-P10A, Class 1,  4.638%,
                 2/10/15                                                147,305
     202,531   SBA, Ser 2003-20E, Class 1,  4.640%, 5/1/23              217,930
     242,909   SBA, Ser 2004-20B, Class 1,  4.720%, 2/1/24              257,311
     185,409   SBA, Ser 2002-20J, Class 1,  4.750%, 10/1/22             196,278
     235,717   SBA, Ser 2005-20G, Class 1,  4.750%, 7/1/25              250,941
     260,279   SBA, Ser 2007-10E, Class 1,  5.250%, 9/1/17              279,180
     226,392   SBA, Ser 2006-P10A, Class 1,  5.408%,
                 2/10/16                                                243,773
     323,013   SBA, Ser 2007-P10B, Class 1,  5.788%,
                 8/10/17                                                357,704
     194,069   SBA, Ser 98-L,  5.800%, 12/1/18                          210,079
     194,635   SBA, Ser 20C,  6.070%, 3/1/22                            215,476
     225,193   SBA,  6.140%, 1/1/22                                     247,386
--------------------------------------------------------------------------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS            $   3,881,983
--------------------------------------------------------------------------------

               U.S. TREASURY OBLIGATIONS -- 5.2%

     200,000   U.S. Treasury Note, 4.125%, 8/31/12                      211,984
     800,000   U.S. Treasury Note, 2.750%, 10/31/13                     840,938
     400,000   U.S. Treasury Note, 1.875%, 4/30/14                      409,093
     800,000   U.S. Treasury Note, 2.625%, 4/30/16                      818,938
--------------------------------------------------------------------------------
               TOTAL U.S. TREASURY OBLIGATIONS                     $  2,280,953
--------------------------------------------------------------------------------

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Short Duration Fixed Income Fund -- December 31, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               MUNICIPAL BONDS -- 3.3%
               CALIFORNIA -- 0.4%
$    180,000   Southern California Public Power Auth. Rev,
                 Ser 2010-B 3.326%, 7/1/14                         $    180,153
--------------------------------------------------------------------------------
               DISTRICT OF COLUMBIA -- 0.5%
     210,000   District of Columbia UTGO, Ser 2010 Class A
                 2.585%, 6/1/13                                         209,488
--------------------------------------------------------------------------------
               LOUISIANA -- 0.3%
     111,853   Louisiana Public Facilities Auth., Ser 2008
                 Class A 4.500%, 2/1/14                                 112,599
--------------------------------------------------------------------------------
               MAINE -- 0.4%
     200,000   Maine State Housing Auth. Rev, Ser 2010
                 1.728%, 6/15/12                                        199,088
--------------------------------------------------------------------------------
               PENNSYLVANIA -- 1.7%
     750,000   Commonwealth Fing Auth. PA Rev, Ser A
                 3.860%, 6/1/11                                         758,595
--------------------------------------------------------------------------------
               TOTAL MUNICIPAL BONDS                               $  1,459,923
--------------------------------------------------------------------------------
                                                                      MARKET
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               INVESTMENT FUND -- 0.1%

      50,367   Touchstone Institutional Money Market Fund^         $     50,367
--------------------------------------------------------------------------------

               TOTAL INVESTMENT SECURITIES -- 98.8%
               (Cost $42,716,254)                                  $ 43,475,441

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.2%            514,019
--------------------------------------------------------------------------------

               NET ASSETS -- 100.0%                                $ 43,989,460
================================================================================

(a) Variable rate security - the rate reflected is the rate in effect as of December 31, 2010.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
FNMA -- Federal National Mortgage Association
FHLMC -- Federal Home Loan Mortgage Corp.
GNMA -- Government National Mortgage Association
MTN -- Medium Term Note PLC -- Public Limited Company
REMIC -- Real Estate Mortgage Investment Conduit
SBA -- Small Business Adminstration
UTGO -- Unlimited Tax General Obligation
144a -- This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, these securities were valued at $4,069,103 or 9.3% of net assets.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION             LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------

Asset-Backed
  Securities         $         --  $ 13,374,683    $         --    $ 13,374,683
Corporate
  Bonds                        --    11,178,326              --      11,178,326
U.S.
  Government
  Mortgage-
  Backed
  Obligations                  --     7,023,426              --       7,023,426
Commercial
  Mortgage-
  Backed
  Securities                   --     4,225,780              --       4,225,780
U.S.
  Government
  Agency
  Obligations                  --     3,881,983              --       3,881,983
U.S. Treasury
  Obligations                  --     2,280,953              --       2,280,953
Municipal
  Bonds                        --     1,459,923              --       1,459,923
Investment
  Fund                     50,367            --              --          50,367
--------------------------------------------------------------------------------
                                                                   $ 43,475,441

See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Small Cap Core Fund -- December 31, 2010 (Unaudited)

                                                                      MARKET
COMMON STOCKS -- 98.4%                                    SHARES      VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 22.1%
Alleghany Corp.*                                           7,204   $  2,207,089
Eaton Vance Corp.                                         73,247      2,214,257
First Industrial Realty Trust, Inc. REIT*+               227,087      1,989,282
Hatteras Financial Corp. REIT+                           102,344      3,097,953
Investors Title Co.                                        4,100        127,510
MBIA, Inc.*+                                             403,059      4,832,677
Montpelier Re Holdings Ltd.                              211,402      4,215,356
Tejon Ranch Co.*+                                        112,772      3,106,869
UDR, Inc. REIT                                           122,106      2,871,933
Wesco Financial Corp.                                      3,647      1,343,591
White Mountains Insurance Group Ltd.                       7,468      2,506,261
--------------------------------------------------------------------------------
                                                                     28,512,778
--------------------------------------------------------------------------------

INDUSTRIALS -- 18.9%
Alexander & Baldwin, Inc.                                127,947      5,121,718
Corrections Corp. of America*                            185,643      4,652,214
Force Protection, Inc.*                                  541,081      2,981,356
Knoll, Inc.                                              164,202      2,747,100
Old Dominion Freight Line, Inc.*                         142,404      4,555,504
Tredegar Corp.                                           223,319      4,327,922
--------------------------------------------------------------------------------
                                                                     24,385,814
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 12.9%
Cabela's, Inc.*+                                         244,175      5,310,806
CarMax, Inc.*                                             80,120      2,554,226
Hasbro, Inc.                                              58,850      2,776,543
Service Corp. International                              439,986      3,629,884
Sturm Ruger & Co., Inc.+                                 152,161      2,326,542
--------------------------------------------------------------------------------
                                                                     16,598,001
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 11.3%
Advent Software, Inc.*+                                   61,148      3,541,692
AOL, Inc.*                                               141,823      3,362,624
Micrel, Inc.                                             248,590      3,229,184
ValueClick, Inc.*                                        276,940      4,439,348
--------------------------------------------------------------------------------
                                                                     14,572,848
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 10.6%
Constellation Brands, Inc. - Class A*                    144,618      3,203,289
Energizer Holdings, Inc.*                                 37,243      2,715,015
Pricesmart, Inc.                                         139,963      5,322,793
Universal Corp.                                           59,648      2,427,673
--------------------------------------------------------------------------------
                                                                     13,668,770
--------------------------------------------------------------------------------

MATERIALS -- 10.0%
Albemarle Corp.                                           77,343      4,314,193
Martin Marietta Materials, Inc.+                          32,279      2,977,415
NewMarket Corp.                                           46,108      5,688,344
--------------------------------------------------------------------------------
                                                                     12,979,952
--------------------------------------------------------------------------------

ENERGY -- 7.4%
Atwood Oceanics, Inc.*                                   152,535      5,700,233
Kinder Morgan Management LLC*+                            56,821      3,800,188
--------------------------------------------------------------------------------
                                                                      9,500,421
--------------------------------------------------------------------------------

HEALTH CARE -- 5.2%
Owens & Minor, Inc.                                       73,180      2,153,688
QLT, Inc.*                                                50,545        370,495
Tenet Healthcare Corp.*                                  628,454      4,204,357
--------------------------------------------------------------------------------
                                                                      6,728,540
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $126,947,124
--------------------------------------------------------------------------------

Touchstone Funds Group Trust -- Portfolio of Investments

Touchstone Small Cap Core Fund -- December 31, 2010 (Unaudited)

                                                                      MARKET
                                                          SHARES      VALUE
--------------------------------------------------------------------------------

INVESTMENT FUNDS --18.7%
Invesco Liquid Assets Portfolio**                     20,788,350   $ 20,788,350
Touchstone Institutional Money Market
  Fund^                                                3,380,533      3,380,533
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $ 24,168,883
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 117.1%
(Cost $131,818,537)                                                $151,116,007

LIABILITIES IN EXCESS OF OTHER ASSETS -- (17.1%)                    (22,094,526)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $129,021,481
================================================================================

*     Non-income producing security.
+ All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2010, was $20,296,652.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
REIT -- Real Estate Investment Trust

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION             LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------

Common
  Stocks             $126,947,124  $         --    $         --    $126,947,124
Investment
  Funds                24,168,883            --              --      24,168,883
--------------------------------------------------------------------------------
                                                                   $151,116,007

See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Small Cap Value Fund -- December 31, 2010 (Unaudited)

                                                                      MARKET
COMMON STOCKS -- 98.5%                                    SHARES      VALUE
--------------------------------------------------------------------------------

INDUSTRIALS -- 29.5%
ABM Industries, Inc.                                      45,500   $  1,196,650
Aircastle Ltd.                                            71,600        748,220
Alexander & Baldwin, Inc.                                 12,400        496,372
Apogee Enterprises, Inc.                                   4,100         55,227
Barnes Group, Inc.                                        33,686        696,290
Brady Corp. - Class A                                     34,000      1,108,740
Briggs & Stratton Corp.                                   67,800      1,334,982
Carlisle Cos., Inc.                                       25,464      1,011,939
Con-way, Inc.                                             23,400        855,738
Curtiss-Wright Corp.                                      43,800      1,454,160
Forward Air Corp.                                         21,150        600,237
G&K Services, Inc. - Class A                              25,530        789,132
Granite Construction, Inc.                                37,400      1,025,882
Harsco Corp.                                              46,300      1,311,216
Kaydon Corp.                                              20,800        846,976
Knight Transportation, Inc.                               59,200      1,124,800
Mueller Water Products, Inc. - Class A                   149,400        622,998
Otter Tail Corp.                                          41,300        930,902
Resources Connection, Inc.                                47,100        875,589
Simpson Manufacturing Co., Inc.                            3,700        114,367
Skywest, Inc.                                             75,500      1,179,310
Universal Forest Products, Inc.                           28,100      1,093,090
--------------------------------------------------------------------------------
                                                                     19,472,817
--------------------------------------------------------------------------------

FINANCIALS -- 26.2%
Astoria Financial Corp.                                   20,000        278,200
BancorpSouth, Inc.+                                       45,600        727,320
Brandywine Realty Trust REIT                              41,000        477,650
Brookline Bancorp, Inc.                                   84,000        911,400
Capitol Federal Financial, Inc.                           75,205        895,693
Dime Community Bancshares                                 22,300        325,357
Duff & Phelps Corp. - Class A                             83,900      1,414,554
First Financial Bancorp                                   19,700        364,056
FirstMerit Corp.                                          36,000        712,440
Flagstone Reinsurance Holdings SA                         49,500        623,700
Glacier Bancorp, Inc.                                     23,900        361,129
Hancock Holding Co.                                       26,800        934,248
Healthcare Realty Trust, Inc. REIT                        26,300        556,771
Iberiabank Corp.                                           1,600         94,608
Medical Properties Trust, Inc. REIT                       50,000        541,500
Old National Bancorp                                      54,400        646,816
Oritani Financial Corp.                                   37,300        456,552
Potlatch Corp. REIT                                       33,880      1,102,794
Prosperity Bancshares, Inc.                                9,000        353,520
Selective Insurance Group                                 51,900        941,985
Sterling Bancorp/NY - Class N                             18,200        190,554
Sterling Bancshares, Inc.                                101,300        711,126
Symetra Financial Corp.                                   81,600      1,117,920
Trustmark Corp.                                           35,800        889,272
UMB Financial Corp.                                       23,900        989,938
Washington Federal, Inc.                                  37,700        637,884
--------------------------------------------------------------------------------
                                                                     17,256,987
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 11.7%
Bebe Stores, Inc.                                        140,700        838,572
Bob Evans Farms, Inc./DE                                   6,650        219,184
Chico's FAS, Inc.                                         99,000      1,190,970
Fred's, Inc. - Class A                                    36,000        495,360
Hillenbrand, Inc.                                         50,700      1,055,067
Jones Group, Inc. (The)                                   76,437      1,187,831
Meredith Corp.+                                           30,775      1,066,354
Pool Corp.                                                31,100        700,994
Stewart Enterprises, Inc. - Class A                      146,500        980,085
--------------------------------------------------------------------------------
                                                                   $  7,734,417
--------------------------------------------------------------------------------

UTILITIES -- 8.8%
Allete, Inc.                                              32,625   $  1,215,607
Black Hills Corp.                                         35,600      1,068,000
California Water Service Group                            20,500        764,035
Ormat Technologies, Inc.                                  32,600        964,308
Portland General Electric Co.                             38,200        828,940
UIL Holdings Corp.                                        15,200        455,392
Vectren Corp.                                             20,950        531,711
--------------------------------------------------------------------------------
                                                                      5,827,993
--------------------------------------------------------------------------------

HEALTH CARE -- 6.1%
Analogic Corp.                                            11,600        574,316
Meridian Bioscience, Inc.                                 24,754        573,303
Owens & Minor, Inc.                                       30,000        882,900
Teleflex, Inc.                                             6,162        331,577
West Pharmaceutical Services, Inc.                        39,700      1,635,640
--------------------------------------------------------------------------------
                                                                      3,997,736
--------------------------------------------------------------------------------

MATERIALS -- 5.4%
A Schulman, Inc.                                          55,700      1,274,973
Commercial Metals Co.                                     71,600      1,187,844
HB Fuller Co.                                             46,900        962,388
Kaiser Aluminum Corp.                                      3,298        165,197
--------------------------------------------------------------------------------
                                                                      3,590,402
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 4.2%
Cohu, Inc.                                                44,591        739,319
Intersil Corp. - Class A                                  78,600      1,200,222
Methode Electronics, Inc.                                 62,300        808,031
--------------------------------------------------------------------------------
                                                                      2,747,572
--------------------------------------------------------------------------------

ENERGY -- 3.3%
Penn Virginia Corp.                                       79,700      1,340,554
Tsakos Energy Navigation Ltd.                             84,700        847,000
--------------------------------------------------------------------------------
                                                                      2,187,554
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 3.3%
Sanderson Farms, Inc.                                     16,500        645,975
Snyders-Lance, Inc.                                       35,475        831,534
Tootsie Roll Industries, Inc.+                            23,100        669,207
--------------------------------------------------------------------------------
                                                                      2,146,716
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 64,962,194
--------------------------------------------------------------------------------

INVESTMENT FUNDS --4.4%
Invesco Liquid Assets Portfolio**                      1,653,025      1,653,025
Touchstone Institutional Money Market Fund^            1,272,445      1,272,445
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $  2,925,470
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 102.9%
(Cost $63,674,807)                                                 $ 67,887,664

LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.9%)                      (1,901,925)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 65,985,739
================================================================================

+ All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2010, was $1,597,465.
**    Represents collateral for securities loaned.
^     Touchstone Funds Group Trust -- Portfolio of Investments

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Small Cap Value Fund -- December 31, 2010 (Unaudited)

PORTFOLIO ABBREVIATIONS:
REIT -- Real Estate Investment Trust

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION             LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------

Common
  Stocks             $ 64,962,194  $         --    $         --    $ 64,962,194
Investment
  Funds                 2,925,470            --              --       2,925,470
--------------------------------------------------------------------------------
                                                                   $ 67,887,664

See accompanying Notes to Portfolios of Investments.

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Ultra Short Duration Fixed Income Fund -- December 31, 2010
(Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               COMMERCIAL MORTGAGE-BACKED SECURITIES -- 29.6%

$  1,747,821   American Home Mortgage Investment Trust,
                 Ser 2005-2,  Class 5A3,  5.077%, 9/25/35          $  1,767,819
   1,359,261   Banc of America Commercial Mortgage,
                 Inc., Ser 2001-1,  Class A2,  6.503%,
                 4/15/36                                              1,363,788
     640,188   Banc of America Commercial Mortgage,
                 Inc., Ser 2005-3,  Class ASB,  4.589%,
                 7/10/43                                                664,686
   2,374,345   Banc of America Commercial Mortgage,
                 Inc., Ser 2005-6,  Class A2,  5.165%,
                 9/10/47(a)                                           2,373,132
     231,529   Banc of America Mortgage Securities,
                 Inc., Ser 2004-3,  Class 1A23,  4.500%,
                 4/25/34                                                231,444
   1,781,141   Bear Stearns Commercial Mortgage
                 Securities, Ser 2004-PWR4,  Class A2,
                 5.286%, 6/11/41(a)                                   1,865,607
     816,506   Bear Stearns Commercial Mortgage
                 Securities, Ser 2004-PWR5,  Class A2,
                 4.254%, 7/11/42                                        822,443
   1,366,811   Bear Stearns Commercial Mortgage
                 Securities, Ser 2004-T16,  Class A4,
                 4.320%, 2/13/46                                      1,381,937
     172,564   Bear Stearns Commercial Mortgage
                 Securities, Ser 2006-PW12,  Class A1,
                 5.546%, 9/11/38(a)                                     172,469
   1,133,001   Cendant Mortgage Corp., Ser 2002-11P,
                 Class A1, 144a, 5.486%, 2/25/25(a)                   1,155,398
     134,586   Cendant Mortgage Corp., Ser 2003-3P,
                 Class A1, 144a, 5.500%, 4/25/20                        134,387
   1,089,677   Cendant Mortgage Corp., Ser 2003-7P,
                 Class A2, 144a, 4.868%, 6/25/17(a)                   1,126,358
   2,786,395   Cendant Mortgage Corp., Ser 2004-2,
                 Class A1,  4.096%, 5/25/34(a)                        2,822,061
   1,498,891   Chase Mortgage Finance Corp., Ser
                 2004-S2,  Class 2A2,  5.500%, 11/25/14               1,533,646
     990,870   Citicorp Mortgage Securities, Inc., Ser
                 2003-10,  Class A2,  4.500%, 11/25/18                1,006,327
   2,000,000   Citicorp Mortgage Securities, Inc., Ser
                 2003-11,  Class 1A4,  5.250%, 12/25/33               2,011,520
      68,396   Citicorp Mortgage Securities, Inc., Ser
                 2003-11,  Class 2A2,  5.000%, 12/25/33                  68,284
   1,668,668   Citicorp Mortgage Securities, Inc., Ser
                 2005-1,  Class 1A10,  5.750%, 2/25/35                1,686,949
     197,963   Commercial Mortgage Acceptance Corp., Ser
                 1999-C1,  Class H, 144a, 6.790%, 6/15/31               200,069
     795,820   Commercial Mortgage Asset Trust, Ser
                 1999-C1,  Class A3,  6.640%, 1/17/32                   796,765
   1,675,000   Commercial Mortgage Pass Through
                 Certificates, Ser 2004-LB3A,  Class
                 A3,  5.090%, 7/10/37(a)                              1,690,595
   2,620,724   Commercial Mortgage Pass Through
                 Certificates, Ser 2007-FL14,  Class A1,
                 144a, 0.350%, 6/15/22(a)                             2,555,091
     487,643   Countrywide Home Loan Mortgage Pass
                 Through Trust, Ser 2003-24,  Class A2,
                 4.500%, 7/25/33                                        489,920
     406,042   Countrywide Home Loan Mortgage Pass
                 Through Trust, Ser 2003-J4,  Class
                 1A2,  4.750%, 6/25/33                                  414,104
     273,187   Credit Suisse First Boston Mortgage
                 Securities Corp., Ser 1997-C2,  Class
                 D,  7.270%, 1/17/35                                    276,893
     131,957   Credit Suisse First Boston Mortgage
                 Securities Corp., Ser 2002-CKN2,  Class
                 A2,  5.939%, 4/15/37                                   131,875
     590,153   Credit Suisse First Boston Mortgage
                 Securities Corp., Ser 2003-27,  Class
                 5A1,  5.250%, 11/25/33                                 599,985
   1,133,703   Credit Suisse First Boston Mortgage
                 Securities Corp., Ser 2004-4,  Class
                 3A9,  5.250%, 8/25/34                                1,147,034
     936,842   Credit Suisse First Boston Mortgage
                 Securities Corp., Ser 2004-C3,  Class
                 A3,  4.302%, 7/15/36                                   936,261
   1,000,000   GE Capital Commercial Mortgage Corp., Ser
                 2001-3,  Class B,  6.260%, 6/10/38                   1,031,587
   1,502,970   GE Capital Commercial Mortgage Corp., Ser
                 2004-C3,  Class A2,  4.433%, 7/10/39                 1,511,500
     853,441   GMAC Commercial Mortgage Securities,
                 Inc., Ser 2001-C2,  Class A2,  6.700%,
                 4/15/34                                                858,952
   1,491,554   GMAC Commercial Mortgage Securities,
                 Inc., Ser 2004-C2,  Class A2,  4.760%,
                 8/10/38                                              1,506,193
   2,845,564   GMAC Mortgage Corp. Loan Trust, 5.250%,
                 12/25/14                                             3,021,303
     454,506   GS Mortgage Securities Corp. II, Ser
                 2004-C1,  Class A2,  4.319%, 10/10/28                  454,228
     535,406   JP Morgan Chase Commercial Mortgage
                 Securities Corp., Ser 2002-CIB5,  Class
                 A1,  4.372%, 10/12/37                                  543,496
   1,209,239   JP Morgan Chase Commercial Mortgage
                 Securities Corp., Ser 2003-PM1A,  Class
                 A3,  5.169%, 8/12/40(a)                              1,256,257
     953,699   JP Morgan Chase Commercial Mortgage
                 Securities Corp., Ser 2004-C3,  Class
                 A2,  4.223%, 1/15/42                                   966,738
   1,620,000   JP Morgan Chase Commercial Mortgage
                 Securities Corp., Ser 2004-CBX,  Class
                 A4,  4.529%, 1/12/37                                 1,646,852
   1,140,353   JP Morgan Chase Commercial Mortgage
                 Securities Corp., Ser 2004-LN2,  Class
                 A1,  4.475%, 7/15/41                                 1,162,155
   2,334,368   JP Morgan Chase Commercial Mortgage
                 Securities Corp., Ser 2006-FL1A,  Class
                 A1B, 144a, 0.380%, 2/15/20(a)                        2,272,737
     503,681   JP Morgan Commercial Mortgage Finance
                 Corp., Ser 2000-C9,  Class G, 144a,
                 6.250%, 10/15/32                                       503,107
     785,376   LB Commercial Conduit Mortgage Trust, Ser
                 1998-C1,  Class D,  6.980%, 2/18/30                    787,170
     286,211   LB Commercial Conduit Mortgage Trust, Ser
                 1998-C4,  Class F, 144a, 6.000%,
                 10/15/35                                               287,829
      13,326   LB-UBS Commercial Mortgage Trust, Ser
                 2000-C5,  Class A2,  6.510%, 12/15/26                   13,343
     911,033   LB-UBS Commercial Mortgage Trust, Ser
                 2002-C2,  Class A3,  5.386%, 6/15/26                   924,816
   1,496,497   LB-UBS Commercial Mortgage Trust, Ser
                 2003-C7,  Class A2,  4.064%, 9/15/27(a)              1,497,010
   1,981,092   LB-UBS Commercial Mortgage Trust, Ser
                 2003-C8,  Class A3,  4.830%, 11/15/27                2,026,826
     407,138   Merrill Lynch Mortgage Trust, Ser
                 2003-KEY1,  Class A3,  4.893%, 11/12/35                420,232
   1,638,065   Merrill Lynch Mortgage Trust, Ser
                 2004-BPC1,  Class A2,  4.071%, 10/12/41              1,655,824
     935,612   Merrill Lynch Mortgage Trust, Ser
                 2004-MKB1,  Class A2,  4.353%, 2/12/42                 935,913
   3,707,226   PHH Mortgage Capital LLC, Ser 2006-2,
                 Class A2,  6.108%, 7/18/36(a)                        3,739,982
   2,351,389   PHH Mortgage Capital LLC, Ser 2006-3,
                 Class A4,  5.857%, 10/18/36(a)                       2,403,146

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Ultra Short Duration Fixed Income Fund -- December 31, 2010
(Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               COMMERCIAL MORTGAGE-BACKED SECURITIES -- 29.6%
               (CONTINUED)
$  1,663,280   Popular ABS Mortgage Pass-Through Trust,
                 Ser 2006-E,  Class A1,  0.351%,
                 1/25/37(a)                                        $  1,657,422
     325,396   Prudential Mortgage Capital Funding LLC,
                 Ser 2001-ROCK,  Class A2,  6.605%,
                 5/10/34                                                327,087
   1,678,231   Residential Funding Mortgage Securities
                 I, Ser 2004-S9,  Class 1A6,  5.500%,
                 12/25/34                                             1,728,835
     623,585   Wachovia Bank Commercial Mortgage Trust,
                 Ser 2003-C9,  Class A3,  4.608%,
                 12/15/35                                               650,774
   2,300,000   Wachovia Bank Commercial Mortgage Trust,
                 Ser 2004-C11,  Class A4,  5.030%,
                 1/15/41                                              2,362,058
     557,563   Wachovia Bank Commercial Mortgage Trust,
                 Ser 2004-C12,  Class A2,  5.001%,
                 7/15/41                                                562,189
   3,326,278   Wachovia Bank Commercial Mortgage Trust,
                 Ser 2005-C17,  Class APB,  5.037%,
                 3/15/42                                              3,475,992
   1,159,683   Wells Fargo Mortgage Backed Securities
                 Trust, Ser 2003-11,  Class 1A11,
                 4.750%, 10/25/18                                     1,180,203
   1,072,379   Wells Fargo Mortgage Backed Securities
                 Trust, Ser 2003-17,  Class 1A10,
                 5.250%, 1/25/14                                      1,085,364
   3,196,306   Wells Fargo Mortgage Backed Securities
                 Trust, Ser 2003-M,  Class A1,  4.682%,
                 12/25/33(a)                                          3,292,073
     567,301   Wells Fargo Mortgage Backed Securities
                 Trust, Ser 2005-3,  Class A11,  5.500%,
                 5/25/35                                                571,501
     406,878   Wells Fargo Mortgage Backed Securities
                 Trust, Ser 2006-16,  Class A12,
                 5.000%, 11/25/36                                       406,660
--------------------------------------------------------------------------------

               TOTAL COMMERCIAL MORTGAGE-BACKED
                 SECURITIES                                        $ 80,154,201
--------------------------------------------------------------------------------

               U.S. GOVERNMENT MORTGAGE-BACKED
                 OBLIGATIONS -- 29.1%

     531,615   FHLMC, Pool #848088,  2.603%, 4/1/35 (a)                 552,984
     657,660   FHLMC, Pool #847795,  2.614%, 4/1/35 (a)                 685,979
   2,358,417   FHLMC, Pool #781515,  2.625%, 4/1/34 (a)               2,456,501
     356,208   FHLMC, Pool #1H2524,  2.625%, 8/1/35 (a)                 374,169
     962,234   FHLMC, Pool #1L1288,  2.625%, 5/1/36 (a)               1,006,101
     950,449   FHLMC, Pool #1Q0080,  2.877%, 1/1/36 (a)                 994,221
   2,273,354   FHLMC, Pool #1Q0187,  2.908%, 12/1/36 (a)              2,389,107
   1,345,846   FHLMC, Pool #1B7189,  3.939%, 3/1/36 (a)               1,410,418
   2,469,006   FHLMC, Pool #J10895,  4.000%, 10/1/19                  2,560,823
   1,211,187   FHLMC, Pool #1L0087,  5.039%, 6/1/35 (a)               1,285,573
     897,587   FHLMC, Pool #1Q0669,  5.342%, 11/1/37 (a)                943,270
     751,744   FHLMC, Pool #1G1471,  5.441%, 1/1/37 (a)                 792,036
   1,253,927   FHLMC, Pool #1J1813,  5.767%, 8/1/37 (a)               1,330,505
     948,787   FHLMC, Pool #1K1238,  5.814%, 7/1/36 (a)                 997,396
   1,737,194   FHLMC, Pool #1Q0119,  5.831%, 9/1/36 (a)               1,828,004
       5,382   FHLMC, Pool #E64944,  7.000%, 7/1/11                       5,498
     140,852   FHLMC, Pool #G11072,  7.500%, 12/1/15                    153,681
       1,293   FHLMC, Pool #B15413,  8.000%, 3/1/11                       1,297
   2,030,458   FHLMC REMICS, Ser 2770, Class FH,
                 0.660%, 3/15/34 (a)                                  2,035,396
      39,486   FHLMC REMICS, Ser 2925, Class CF,
                 0.760%, 1/15/35 (a)                                     39,457
   1,976,416   FHLMC REMICS, Ser 2571, Class FN,
                 0.910%, 8/15/32 (a)                                  1,985,614
      46,026   FHLMC REMICS, Ser 3033, Class BY,
                 2.508%, 9/15/35 (a)                                     45,740
     990,806   FHLMC REMICS, Ser 2628, Class BG,
                 3.500%, 7/15/16                                      1,004,066
     624,619   FHLMC REMICS, Ser 2611, Class KC,
                 3.500%, 1/15/17                                        630,069
     672,867   FHLMC REMICS, Ser 2590, Class UL,
                 3.750%, 3/15/32                                        702,575
      99,343   FHLMC REMICS, Ser 2632, Class NE,
                 4.000%, 6/15/13                                         99,689
     160,407   FHLMC REMICS, Ser 2682, Class HG,
                 4.000%, 4/15/17                                        163,485
     742,148   FHLMC REMICS, Ser 2594, Class YA,
                 4.000%, 4/15/23                                        784,860
     636,405   FHLMC REMICS, Ser 2586, Class WA,
                 4.000%, 12/15/32                                       662,271
     608,802   FHLMC REMICS, Ser 2833, Class NA,
                 4.500%, 5/15/17                                        619,333
     370,381   FHLMC REMICS, Ser 2575, Class LM,
                 4.500%, 5/15/32                                        384,650
      94,877   FHLMC REMICS, Ser 2547, Class HB,
                 5.000%, 8/15/16                                         95,023
     156,190   FHLMC REMICS, Ser 3073, Class LA,
                 5.000%, 12/15/17                                       156,772
     274,782   FHLMC REMICS, Ser 2904, Class CM,
                 5.000%, 1/15/18                                        280,127
     806,112   FHLMC REMICS, Ser 2904, Class CA,
                 5.000%, 4/15/19                                        846,901
     249,071   FHLMC REMICS, Ser 2892, Class A,
                 5.000%, 5/15/21                                        249,953
     357,365   FHLMC REMICS, Ser 3196, Class PA,
                 5.250%, 8/15/11                                        360,585
     649,147   FHLMC REMICS, Ser 3215, Class EP,
                 5.375%, 9/15/11                                        660,380
     298,387   FHLMC REMICS, Ser 3197, Class AB,
                 5.500%, 8/15/13                                        308,782
     935,384   FHLMC REMICS, Ser 3104, Class BA,
                 5.500%, 6/15/24                                        991,478
     242,408   FHLMC REMICS, Ser 3178, Class PA,
                 5.500%, 10/15/27                                       245,601
   1,088,515   FHLMC REMICS, Ser 3242, Class NC,
                 5.750%, 12/15/28                                     1,113,878
     947,681   FNMA, Pool #810896,  2.044%, 1/1/35 (a)                  981,444
     339,294   FNMA, Pool #784365,  2.053%, 5/1/34 (a)                  351,480
   1,919,531   FNMA, Pool #827787,  2.060%, 5/1/35 (a)                1,993,936
     481,301   FNMA, Pool #806765,  2.100%, 11/1/34 (a)                 499,590
   4,099,896   FNMA, Pool #813844,  2.141%, 1/1/35 (a)                4,258,941
     894,545   FNMA, Pool #813714,  2.327%, 1/1/35 (a)                  932,594
     272,389   FNMA, Pool #804001,  2.466%, 10/1/34 (a)                 283,341
     266,804   FNMA, Pool #681842,  2.500%, 2/1/33 (a)                  276,374
     664,476   FNMA, Pool #681898,  2.500%, 4/1/33 (a)                  690,964
     673,676   FNMA, Pool #725245,  2.531%, 2/1/34 (a)                  703,971
     292,339   FNMA, Pool #743207,  2.574%, 10/1/33 (a)                 305,208
     226,292   FNMA, Pool #809897,  2.595%, 3/1/35 (a)                  235,447
     400,301   FNMA, Pool #1B2629,  2.610%, 11/1/34 (a)                 417,101
     419,316   FNMA, Pool #735539,  2.664%, 4/1/35 (a)                  437,862
     335,709   FNMA, Pool #828480,  2.709%, 6/1/35 (a)                  349,947
   2,745,726   FNMA, Pool #825395,  2.717%, 7/1/35 (a)                2,873,769
     557,411   FNMA, Pool #813170,  2.966%, 1/1/35 (a)                  582,658
   2,069,927   FNMA, Pool #922674,  2.988%, 4/1/36 (a)                2,165,964
     785,242   FNMA, Pool #679742,  3.072%, 1/1/40 (a)                  824,795
     230,502   FNMA, Pool #888548,  3.684%, 5/1/35 (a)                  241,805
   4,050,000   FNMA, Pool #AE0727,  4.000%, 10/1/20                   4,229,951
   1,544,015   FNMA, Pool #839239,  4.942%, 9/1/35 (a)                1,626,922

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Ultra Short Duration Fixed Income Fund -- December 31, 2010
(Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               U.S. GOVERNMENT MORTGAGE-BACKED
                 OBLIGATIONS -- 29.1% (CONTINUED)
$    595,662   FNMA, Pool #888179,  5.222%, 2/1/37 (a)             $    626,788
   1,098,931   FNMA, Pool #995284,  5.500%, 3/1/20                    1,183,583
     409,260   FNMA, Pool #745467,  5.634%, 4/1/36 (a)                  436,842
     509,662   FNMA, Pool #950385,  5.769%, 8/1/37 (a)                  542,141
   1,798,473   FNMA, Pool #735439,  6.000%, 9/1/19                    1,957,807
      52,845   FNMA, Pool #519992,  7.000%, 10/1/14                      57,191
      57,317   FNMA, Pool #535219,  7.500%, 3/1/15                       62,814
      49,072   FNMA, Pool #534851,  7.500%, 4/1/15                       53,778
     236,050   FNMA, Pool #555646,  7.500%, 9/1/16                      252,676
         226   FNMA, Pool #535635,  8.500%, 6/1/12                          235
   2,814,801   FNMA REMICS, Ser 2003-81, Class FE,
                 0.761%, 9/25/33 (a)                                  2,830,526
   1,864,040   FNMA REMICS, Ser 2004-96, Class LF,
                 1.261%, 12/25/34 (a)                                 1,875,861
     146,560   FNMA REMICS, Ser 2004-W3, Class A4,
                 3.375%, 5/25/34                                        146,326
     197,431   FNMA REMICS, Ser 2003-34, Class AD,
                 4.000%, 1/25/32                                        200,834
     334,533   FNMA REMICS, Ser 2003-19, Class ME,
                 4.000%, 1/25/33                                        352,390
     570,918   FNMA REMICS, Ser 2003-33, Class AU,
                 4.000%, 3/25/33                                        601,596
     910,350   FNMA REMICS, Ser 2003-119, Class PU,
                 4.000%, 11/25/33                                       955,947
     427,575   FNMA REMICS, Ser 2003-33, Class AM,
                 4.250%, 5/25/33                                        450,685
     254,007   FNMA REMICS, Ser 2003-81, Class NY,
                 4.500%, 9/25/16                                        259,303
     300,607   FNMA REMICS, Ser 2003-25, Class CE,
                 4.500%, 3/25/17                                        305,277
   2,123,442   FNMA REMICS, Ser 2008-35, Class IO,
                 4.500%, 4/25/23 (b)                                    193,983
     717,494   FNMA REMICS, Ser 2008-95, Class AD,
                 4.500%, 12/25/23                                       761,085
     454,455   FNMA REMICS, Ser 2003-129, Class PW,
                 4.500%, 7/25/33                                        468,426
     611,097   FNMA REMICS, Ser 2006-26, Class QA,
                 5.500%, 6/25/26                                        615,167
     121,516   FNMA REMICS, Ser 2006-2, Class GH,
                 5.500%, 6/25/32                                        122,581
     475,332   FNMA REMICS, Ser 2007-9, Class YA,
                 5.500%, 3/25/37                                        498,916
     101,898   FNMA REMICS, Ser 2006-73, Class PJ,
                 6.000%, 2/25/28                                        101,972
     812,366   GNMA, Pool #G2 80889,  2.000%, 4/20/34 (a)               830,928
   1,131,862   GNMA, Pool #G2 81016,  2.625%, 8/20/34 (a)             1,158,996
      52,019   GNMA, Pool #G2 8366,  3.375%, 6/20/18 (a)                 53,652
       3,926   GNMA, Pool #G2 8462,  3.375%, 2/20/19 (a)                  4,048
       1,767   GNMA, Pool #G2 8404,  3.500%, 9/20/18 (a)                  1,820
   1,248,908   GNMA, Pool #G2 80826,  3.500%, 2/20/34 (a)             1,295,761
      16,951   GNMA, Pool #G2 8103,  4.000%, 2/20/16 (a)                 17,519
      27,411   GNMA, Pool #G2 8287,  4.000%, 11/20/17 (a)                28,334
      32,056   GNMA, Pool #G2 8297,  4.000%, 12/20/17 (a)                33,135
      61,093   GNMA, Pool #G2 8333,  4.000%, 3/20/18 (a)                 63,141
      35,358   GNMA, Pool #G2 8345,  4.000%, 4/20/18 (a)                 36,478
      21,395   GNMA, Pool #G2 8405,  4.000%, 9/20/18 (a)                 22,055
      19,914   GNMA, Pool #G2 8489,  4.000%, 4/20/19 (a)                 20,545
--------------------------------------------------------------------------------
               TOTAL U.S. GOVERNMENT MORTGAGE-BACKED               $ 78,979,454
                 OBLIGATIONS
--------------------------------------------------------------------------------

               ASSET-BACKED SECURITIES -- 14.7%
     530,245   AmeriCredit Automobile Receivables Trust,
                 Ser 2008-AF,  Class A3,  5.680%,
                 12/12/12                                               536,625
     173,973   Banc of America Funding Corp., Ser
                 2005-2,  Class 1A2,  5.500%, 4/25/35                   174,346
     980,014   Bank of America Auto Trust, Ser 2008-1A,
                 Class A3A, 144a, 4.970%, 9/20/12                       993,084
   1,980,926   Bank of America Auto Trust, Ser 2009-1A,
                 Class A3, 144a, 2.670%, 7/15/13                      2,002,080
   1,000,000   Bank of America Auto Trust, Ser 2010-1A,
                 Class A3, 144a, 1.390%, 3/15/14                      1,005,595
   2,750,000   BCRR Trust, Ser 2010-LEAF,  Class 12A,
                 144a, 4.230%, 3/22/33                                2,751,697
   2,500,000   BCRR Trust, Ser 2010-LEAF,  Class 14A,
                 144a, 4.230%, 1/22/33                                2,498,334
   1,239,535   BCRR Trust, Ser 2010-LEAF,  Class 22A,
                 144a, 4.230%, 9/22/35                                1,238,974
      60,695   BCRR Trust, Ser 2010-LEAF,  Class 31A,
                 144a, 4.230%, 12/22/26                                  60,667
   1,580,778   BCRR Trust, Ser 2010-LEAF,  Class 42A,
                 144a, 4.230%, 7/22/33                                1,584,424
   1,420,489   Capital One Prime Auto Receivables Trust,
                 Ser 2007-2,  Class A4,  5.060%, 6/15/14              1,446,532
     775,860   Chase Manhattan Bank-First Union National
                 Bank, Ser 1999-1,  Class D,  7.625%,
                 8/15/31(a)                                             774,960
     364,058   CNH Equipment Trust, Ser 2009-C,  Class
                 A2,  0.950%, 8/15/12                                   364,140
      74,403   Daimler Chrysler Auto Trust, Ser 2006-C,
                 Class A4,  4.980%, 11/8/11                              74,465
     713,230   First Horizon Asset Securities, Inc., Ser
                 2003-3,  Class 1A2,  4.200%, 5/25/33                   722,717
     425,711   First Union-Lehman Brothers-Bank of
                 America, Ser 1998-C2,  Class C,
                 6.730%, 11/18/35                                       427,120
     414,382   Ford Credit Auto Owner Trust, Ser
                 2008-A,  Class A3A,  3.960%, 4/15/12                   417,678
   1,629,816   Greenwich Capital Commercial Funding
                 Corp., Ser 2003-C1,  Class A3,  3.858%,
                 7/5/35                                               1,673,096
   1,284,137   Greenwich Capital Commercial Funding
                 Corp., Ser 2003-C2,  Class A3,  4.533%,
                 1/5/36                                               1,318,260
   1,265,000   Harley-Davidson Motorcycle Trust, Ser
                 2009-3,  Class A3,  1.740%, 9/15/13                  1,274,779
   2,071,177   Household Automotive Trust, Ser 2007-1,
                 Class A4,  5.330%, 11/17/13                          2,096,605
   4,000,000   LAI Vehicle Lease Securitization Trust,
                 Ser 2010-A,  Class A, 144a, 2.550%,
                 9/15/16                                              3,994,000
     267,350   Madison Avenue Manufactured Housing
                 Contract, Ser 2002-A,  Class A1,
                 0.611%, 3/25/32(a)                                     266,932
     496,755   MASTR Alternative Loans Trust, Ser
                 2003-3,  Class 2A1,  8.500%, 5/25/33                   511,274
     287,113   MASTR Asset Securitization Trust, Ser
                 2004-4,  Class 2A2,  0.711%, 4/25/34(a)                285,164
   3,958,306   Nissan Auto Lease Trust, Ser 2009-A,
                 Class A3,  2.920%, 12/15/11                          3,980,811
     922,158   Residential Accredit Loans, Inc., Ser
                 2003-QS10,  Class A7,  5.500%, 5/25/33                 957,177

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Ultra Short Duration Fixed Income Fund -- December 31, 2010
(Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               ASSET-BACKED SECURITIES -- 14.7% (CONTINUED)
$    264,359   Residential Asset Securities Corp., Ser
                 2006-KS5,  Class A2,  0.371%, 6/25/30(a)          $    264,042
   2,330,969   Residential Asset Securitization Trust,
                 Ser 2003-A8,  Class A1,  3.750%,
                 10/25/18                                             2,350,216
     760,322   Structured Asset Investment Loan Trust,
                 Ser 2005-1,  Class A5, 144a, 0.611%,
                 2/25/35(a)                                             750,250
     668,996   Tax Liens Securitization Trust, Ser
                 2010-1A,  Class 1A1, 144a, 0.880%,
                 4/15/18                                                668,862
     373,914   Wells Fargo Home Equity Trust, Ser
                 2006-1,  Class A3,  0.411%, 5/25/36(a)                 369,113
     526,437   World Omni Auto Receivables Trust, Ser
                 2007-A,  Class A4,  0.260%, 11/15/12(a)                525,636
   1,455,338   World Omni Auto Receivables Trust, Ser
                 2007-B,  Class A4,  5.390%, 5/15/13                  1,495,055
--------------------------------------------------------------------------------

               TOTAL ASSET-BACKED SECURITIES                       $ 39,854,710
--------------------------------------------------------------------------------

               CORPORATE BONDS -- 11.6%
               UTILITIES -- 4.0%
   2,000,000   AGL Capital Corp.,  7.125%, 1/14/11                    2,002,798
   3,795,000   KCP&L Greater Missouri Operations Co.,
                 11.875%, 7/1/12                                      4,304,691
   1,919,000   National Rural Utilities Cooperative
                 Finance Corp. MTN,  7.250%, 3/1/12                   2,057,160
     500,000   ONEOK Partners LP,  5.900%, 4/1/12                       528,049
   1,335,000   Peoples Energy Corp., Ser A,  6.900%,
                 1/15/11                                              1,337,246
     580,000   Southwest Gas Corp.,  8.375%, 2/15/11                    584,556
--------------------------------------------------------------------------------
                                                                     10,814,500
--------------------------------------------------------------------------------

               FINANCIALS -- 3.7%
   1,260,000   Cirrus Development Ltd., Ser 1999,
                 0.750%, 5/1/14(a)                                    1,260,000
     750,000   Cooperatieve Centrale
                 Raiffeisen-Boerenleenbank BA,  144a,
                 2.650%, 8/17/12                                        769,328
   1,240,000   Credit Suisse,  3.450%, 7/2/12                         1,285,675
   1,415,000   Devin F & Janis L McCarthy, Ser 1997,
                 0.750%, 7/2/17(a)                                    1,415,000
   1,125,000   General Electric Capital Corp. MTN,
                 5.875%, 2/15/12                                      1,183,424
   2,274,000   JPMorgan Chase & Co.,  6.625%, 3/15/12                 2,417,271
   1,000,000   Metropolitan Life Global Funding I,
                 144a, 2.875%, 9/17/12                                1,024,934
     635,000   WCI Finance LLC / WEA Finance LLC,  144a,
                 5.400%, 10/1/12                                        673,179
--------------------------------------------------------------------------------
                                                                     10,028,811
--------------------------------------------------------------------------------

               CONSUMER DISCRETIONARY -- 1.2%
   3,000,000   Reed Elsevier Capital, Inc.,  4.625%,
                 6/15/12                                              3,119,952
--------------------------------------------------------------------------------

               INDUSTRIALS -- 0.8%
   2,000,000   Union Pacific Corp.,  6.125%, 1/15/12                  2,104,680
--------------------------------------------------------------------------------

               CONSUMER STAPLES -- 0.7%
     950,000   Brown-Forman Corp.,  5.200%, 4/1/12                      998,347
   1,015,000   Laurel Grocery Co. LLC, Ser 1999,                      1,015,000
                 0.750%, 12/1/14(a)
--------------------------------------------------------------------------------
                                                                      2,013,347
--------------------------------------------------------------------------------

               MATERIALS -- 0.4%
   1,120,000   Sand Run Nursery & Preserve LLC, Ser
                 2004,  0.750%, 3/1/24(a)                             1,120,000
--------------------------------------------------------------------------------

               TELECOMMUNICATION SERVICES -- 0.4%
   1,015,000   New Cingular Wireless Services, Inc.,
                 8.125%, 5/1/12                                      1,108,770
--------------------------------------------------------------------------------

               ENERGY -- 0.4%
   1,000,000   Valero Energy Corp.,  6.875%, 4/15/12                  1,064,181
--------------------------------------------------------------------------------

               TOTAL CORPORATE BONDS                               $ 31,374,241
--------------------------------------------------------------------------------

               U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.0%

   2,000,000   FNMA,  1.050%, 10/22/13                                1,984,742
   1,000,000   FNMA,  6.250%, 2/1/11                                  1,004,238
   7,800,000   Overseas Private Investment Corp., Ser
                 B,  0.320%, 3/15/17 (a)                              7,800,000
--------------------------------------------------------------------------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS            $ 10,788,980
--------------------------------------------------------------------------------

               MUNICIPAL BONDS -- 2.4%

               NEW MEXICO -- 0.8%
   2,000,000   NM Edl Asst Rev, Ser 2010 A-2 (Gtd St
                 Lns) 0.953%, 3/22/11 (a)                             1,992,480
--------------------------------------------------------------------------------

               OHIO -- 0.6%
   1,750,000   Medina Co OH IDR (Mack Inds), Ser 1998
                 (LOC: JP Morgan Chase Bank) 0.480%,
                 1/11/11 (a)                                          1,750,000
--------------------------------------------------------------------------------

               PENNSYLVANIA -- 1.0%
   2,750,000   Commonwealth Fing Auth. PA Rev, Ser A
                 3.860%, 6/1/11                                       2,781,515
--------------------------------------------------------------------------------
               TOTAL MUNICIPAL BONDS                               $  6,523,995
--------------------------------------------------------------------------------

               COMMERCIAL PAPER - 1.8%
   5,000,000   Cintas Corp. No 2, 0.000%, 1/3/11                   $  4,999,900
--------------------------------------------------------------------------------

   SHARES
--------------------------------------------------------------------------------

               INVESTMENT FUND -- 8.3%
  22,556,940   Touchstone Institutional Money Market
                 Fund^                                             $ 22,556,940
--------------------------------------------------------------------------------

               TOTAL INVESTMENT SECURITIES -- 101.5%
               (Cost $274,656,383)                                 $275,232,421

               LIABILITIES IN EXCESS OF OTHER ASSETS --              (4,194,316)
                 (1.5%)
--------------------------------------------------------------------------------

               NET ASSETS -- 100.0%                                $271,038,105
================================================================================

(a) Variable rate security - the rate reflected is the rate in effect as of December 31, 2010.

(b)   IO - Interest Only

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Touchstone Funds Group Trust -- Portfolio of Investments
Touchstone Ultra Short Duration Fixed Income Fund -- December 31, 2010
(Unaudited)

PORTFOLIO ABBREVIATIONS:
FNMA -- Federal National Mortgage Association
FHLMC -- Federal Home Loan Mortgage Corp.
GNMA -- Government National Mortgage Association
IDR -- Industrial Development Revenue
MTN -- Medium Term Note
LOC -- Letter of Credit
REMIC -- Real Estate Mortgage Investment Conduit
144a -- This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, these securities were valued at $33,250,284 or 12.3% of net assets.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION             LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------

Commercial
  Mortgage-
  Backed
  Securities         $         --  $ 80,154,201    $         --    $ 80,154,201
U.S.
  Government
  Mortgage-
  Backed
  Obligations                  --    78,979,454              --      78,979,454
Asset-Backed
  Securities                   --    39,854,710              --      39,854,710
Corporate
  Bonds                        --    31,374,241              --      31,374,241
Investment
  Fund                 22,556,940            --              --      22,556,940
U.S.
  Government
  Agency
  Obligations                  --    10,788,980              --      10,788,980
Municipal
  Bonds                        --     6,523,995              --       6,523,995
Commercial
  Paper                        --     4,999,900              --       4,999,900
--------------------------------------------------------------------------------
                                                                   $275,232,421

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE FUNDS GROUP TRUST -- NOTES TO PORTFOLIOS OF INVESTMENTS

December 31, 2010 (Unaudited)

SECURITY VALUATION -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the advisor or sub-advisor of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds' administrator or sub-administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Advisor, the Sub-Administrator notifies the Advisor or Sub-Advisor for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Advisor makes the determination whether a Fair Value Committee meeting should be called based on the information provided.

The Funds have adopted FASB ASC 820 "Fair Value Measurements". This standard establishes a single authoritative definition of fair value sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Fair Value Measurements applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

o Level 1 - quoted prices in active markets for identical securities

o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

December 31, 2010 (Unaudited)

The aggregate value by input level, as of December 31, 2010, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, for each Fund's investments, is included in each Fund's Portfolio of Investments, which also includes a breakdown of the Fund's investments by geographic/industry concentration.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

FORWARD FOREIGN CURRENCY CONTRACTS -- A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the fund's total return, and the potential for losses in excess of the fund's initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

PORTFOLIO SECURITIES LOANED -- Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian in an amount at least equal to the market value of the loaned securities. The cash collateral is reinvested by the Funds' custodian into an approved investment vehicle. As of December 31, 2010, the following Funds loaned securities and received collateral as follows:

                                               FAIR VALUE OF        VALUE OF
                                                 SECURITIES        COLLATERAL
                                                   LOANED           RECEIVED
Capital Appreciation Fund                       $   144,201       $   147,165
Core Plus Bond Fund                                  43,533            45,867
Emerging Markets Equity Fund                      4,876,021         5,005,088
Focused Equity Fund                                 423,213           445,986
Global Real Estate Fund                              36,319            37,011
Healthcare and Biotechnology Fund                 1,564,976         1,598,152
Market Neutral Equity Fund                           65,018            70,800
Mid Cap Fund                                      7,949,963         8,126,863
Mid Cap Value Fund                                3,601,598         3,703,062
Sands Capital Select Growth Fund                 22,213,705        23,008,930
Small Cap Core Fund                              20,296,652        20,788,350
Small Cap Value Fund                              1,597,465         1,653,025

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

December 31, 2010 (Unaudited)

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

DELAYED DELIVERY TRANSACTIONS -- The Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Funds will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining net asset value. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Funds have sold a security on a delayed delivery basis, the Funds do not participate in future gains and losses with respect to the security.

REPURCHASE AGREEMENTS -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which together with accrued interest approximates market value. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying collateral securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

INVESTMENT INCOME -- Interest income is accrued as earned and includes, where applicable, the pro-rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

FEDERAL TAX INFORMATION -- As of December 31, 2010, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

                                                           GROSS          GROSS            NET
                                            FEDERAL      UNREALIZED     UNREALIZED      UNREALIZED
                                           TAX COST     APPRECIATION   DEPRECIATION    APPRECIATION
---------------------------------------------------------------------------------------------------
Capital Appreciation Fund                $  6,704,828   $    611,624   $    (87,395)   $    524,229
---------------------------------------------------------------------------------------------------
Core Plus Fixed Income Fund                22,131,421        485,428       (137,935)        347,493
---------------------------------------------------------------------------------------------------
Emerging Markets Equity Fund              256,554,903     27,836,915     (1,953,298)     25,883,617
---------------------------------------------------------------------------------------------------
Focused Equity Fund                         8,668,041        398,170        (35,567)        362,603
---------------------------------------------------------------------------------------------------
Global Equity Fund                          3,940,452        662,186        (23,050)        639,136
---------------------------------------------------------------------------------------------------
Global Real Estate Fund                     4,410,594        421,254        (38,149)        383,105
---------------------------------------------------------------------------------------------------
Healthcare and Biotechnology Fund          23,061,460      3,921,991       (100,586)      3,821,405
---------------------------------------------------------------------------------------------------
Intermediate Fixed Income Fund            103,634,635      3,574,719       (602,403)      2,972,316
---------------------------------------------------------------------------------------------------
International Fixed Income Fund             9,346,031        423,870       (356,113)         67,757
---------------------------------------------------------------------------------------------------
Large Cap Relative Value Fund               4,607,396        885,153        (47,684)        837,469
---------------------------------------------------------------------------------------------------
Market Neutral Equity Fund                 34,852,746      4,771,733     (4,617,142)        154,591
---------------------------------------------------------------------------------------------------
Mid Cap Fund                              105,649,541     24,908,924       (335,702)     24,573,222
---------------------------------------------------------------------------------------------------
Mid Cap Value Fund                         44,904,261      5,224,058       (116,170)      5,107,888
---------------------------------------------------------------------------------------------------
Premium Yield Equity Fund                  44,190,961      4,422,296     (1,005,908)      3,416,388
---------------------------------------------------------------------------------------------------
Sands Capital Select Growth Fund          679,616,103    244,933,122     (2,197,124)    242,735,998
---------------------------------------------------------------------------------------------------
Short Duration Fixed Income Fund           42,717,672        847,747        (89.978)        757,769
---------------------------------------------------------------------------------------------------
Small Cap Core Fund                       131,963,643     19,606,112       (453,748)     19,152,364
---------------------------------------------------------------------------------------------------
Small Cap Value Opportunities Fund         63,883,551      4,266,013       (261,900)      4,004,113
---------------------------------------------------------------------------------------------------
Ultra Short Duration Fixed Income Fund    274,656,384      1,343,639       (767,602)        576,037
---------------------------------------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Touchstone Funds Group Trust


By:    /s/ Jill T. McGruder
       ----------------------------
Name:  Jill T. McGruder
Title: President

Date: February 23, 2011

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Wiedenheft
       ----------------------------
Name:  Terrie A. Wiedenheft
Title: Treasurer & Controller

Date:  Feburary 22, 2011